                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]

         File No. 33-19589:

         Pre-Effective Amendment No.                                   [ ]

         Post-Effective Amendment No. 50                               [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]

         File No. 811-5447:

         Amendment No. 52                                              [X]

                        (Check appropriate box or boxes)

                AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     4500 MAIN STREET, KANSAS CITY, MO 64111
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               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

         CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MO 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

          Approximate Date of Proposed Public Offering: April 30, 2008

It is proposed that this filing will become effective (check appropriate box)

    [ ]  immediately upon filing pursuant to paragraph (b)
    [ ]  on May 1, 2007, pursuant to paragraph (b)
    [ ]  60 days after filing pursuant to paragraph (a)(1)
    [ ]  on (date),pursuant to paragraph (a)(1)
    [ ]  75 days after filing pursuant to paragraph (a)(2)
    [X]  on April 30, 2008 pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

    [ ]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

April 30, 2008

AMERICAN CENTURY INVESTMENTS
PROSPECTUS

Disciplined Growth 130/30 Fund

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment Services, Inc., Distributor

                                                                          ------
                                                                               1

An Overview of the Fund .....................................................X

Fund Performance History ....................................................X

Fees and Expenses ...........................................................X

Objectives, Strategies and Risks ............................................X

Management ..................................................................X

Investing Directly with American Century.....................................X

Investing Through a Financial Intermediary...................................X

Additional Policies Affecting Your Investment................................X

Share Price and Distributions ...............................................X

Taxes .......................................................................X

Multiple Class Information ..................................................X

          *    THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT  DEFINITIONS
               OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

American Century Investment Services, Inc., Distributor

(C)2008 American Century Proprietary Holdings, Inc. All rights reserved.

The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                                                                          ------
                                                                               2

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The  managers  use  quantitative  models to  construct  the  portfolio of EQUITY
SECURITIES  for the fund. The fund invests  approximately  130% of its assets in
LONG POSITIONS,  while 30% of its assets are sold to create SHORT POSITIONS. The proceeds  from the  securities  sold short are used to fund the  purchase of the additional 30% of the long positions.  The net investment  exposure for the fund is a 100% long market exposure.

The portfolio  managers buy, or take long positions in, equity  securities  that they have identified as attractive using a multi-factor quantitative model. They take  short  positions  in  equity  securities  that  they  have  identified  as overvalued.

     EQUITY   SECURITIES   INCLUDE   COMMON   STOCK,    PREFERRED   STOCK,   AND
     EQUITY-EQUIVALENT SECURITIES, SUCH AS CONVERTIBLE SECURITIES, STOCK FUTURES
     CONTRACTS OR STOCK INDEX FUTURES CONTRACTS.

     A LONG POSITION ARISES WHEN THE FUND BUYS A SECURITY OUTRIGHT.

     A SHORT POSITION  ARISES WHEN THE FUND SELLS A SECURITY IT DOES NOT OWN BUT
     HAS BORROWED IN  ANTICIPATION  THAT THE MARKET  PRICE OF THE SECURITY  WILL
     DECLINE.  IF THE MARKET  PRICE IN FACT  DECLINES,  THE FUND CAN REPLACE THE
     BORROWED SECURITY AT A LOWER PRICE AND CAPTURE THE VALUE REPRESENTED BY THE
     DIFFERENCE BETWEEN THE HIGHER SALE PRICE AND THE LOWER REPLACEMENT PRICE.

The fund's investment strategy uses leverage in an attempt to increase returns.

The fund's principal risks include

o    STYLE  RISK  - If at  any  time  the  market  is not  favoring  the  fund's quantitative  investment  style,  the fund's gains may not be as big as, or its  losses  may  be  bigger  than,  other  equity  funds  using  different investment styles.

o    SHORT SALES RISK - If the market  price of a security  increases  after the fund borrows the security,  the fund may suffer a loss when it replaces the borrowed security at the higher price.

o    LEVERAGE RISK - The fund's investment  strategy utilizes leverage which can increase market exposure and subject the fund to greater risk.

o    OVERWEIGHTING RISK - The fund may suffer losses because of general advances or  declines  in the prices of stocks in market  sectors or  industries  in which the fund is overweighted.

o    BENCHMARK  CORRELATION  - The  fund's  performance  will  be  tied  to  the performance  of its  benchmark.  If the fund's  benchmark  goes down, it is likely that the fund's performance will go down.

o    GROWTH STOCKS - Investments in growth stocks may involve  special risks and their prices may fluctuate more dramatically than the overall stock market.

o    MARKET  RISK - The value of the fund's  shares will go up and down based on the performance

                                                                          ------
                                                                               3

     of the  companies  whose  securities  it owns and other  factors  generally affecting the securities market.

o    PRICE   VOLATILITY  -  The  value  of  the  fund's   shares  may  fluctuate
     significantly in the short term.

o    PRINCIPAL  LOSS - At any given time your  shares may be worth less than the price you paid for them.  In other  words,  it is possible to lose money by investing in the fund.

     A more detailed  description of the fund's investment  strategies and risks may be found  under the heading  OBJECTIVES,  STRATEGIES  AND RISKS,  which begins on page X.

          *    AN INVESTMENT  IN THE FUND IS NOT A BANK  DEPOSIT,  AND IT IS NOT
               INSURED  OR   GUARANTEED   BY  THE  FEDERAL   DEPOSIT   INSURANCE
               CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

                                                                          ------
                                                                               4

FUND PERFORMANCE HISTORY

The  fund's  performance  history  is not  available  as of  the  date  of  this prospectus.  When the fund has investment results for a full calendar year, this section will feature charts that show annual total  returns,  highest and lowest
quarterly   returns  and  average  annual  total  returns  for  the  fund.  This information  indicates the volatility of the fund's historical returns from year to year.

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please visit americancentury.com.

                                                                          ------
                                                                               5

FEES AND EXPENSES

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                 Investor Institutional   A        B         C         R
                                 Class    Class         Class    Class     Class     Class
-------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)      None     None          5.75%    None      None       None
Imposed on Purchases
   (as a percentage
   of offering price)
-------------------------------------------------------------------------------------------
Maximum Deferred                 None     None          None(1)  5.00%(2)  1.00%(3)   None
Sales Charge (Load)
   (as a percentage of the
   original offering price for
   B Class shares or the lower
   of the original offering
   price or redemption proceeds
   for A and C Class shares)
-------------------------------------------------------------------------------------------
Maximum Account                  $25(4)   None          None     None      None       None
Maintenance Fee
-------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                            OTHER EXPENSES
                                                    --------------------------
                                   DISTRIBUTION                                TOTAL ANNUAL
                      MANAGEMENT   AND SERVICE     DIVIDENDS ON                FUND OPERATING
                      FEE(5)      (12B-1) FEES(6)  SHORT SALES(7)   OTHER(8)   EXPENSES
---------------------------------------------------------------------------------------------
Investor Class        1.45%         None            0.50%            0.01%     1.96%
---------------------------------------------------------------------------------------------
Institutional Class   1.25%         None            0.50%            0.01%     1.76%

---------------------------------------------------------------------------------------------
A Class               1.45%         0.25%           0.50%            0.01%     2.21%
---------------------------------------------------------------------------------------------
B Class               1.45%         1.00%           0.50%            0.01%     2.96%
---------------------------------------------------------------------------------------------
C Class               1.45%         1.00%           0.50%            0.01%     2.96%
---------------------------------------------------------------------------------------------
R Class               1.45%         0.50%           0.50%            0.01%     2.46%
---------------------------------------------------------------------------------------------

(1)  INVESTMENTS  OF $1  MILLION  OR MORE IN A CLASS  SHARES MAY BE SUBJECT TO A
     CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE SHARES ARE REDEEMED WITHIN
     ONE YEAR OF THE DATE OF PURCHASE.

(2)  THE CHARGE IS 5.00% DURING THE FIRST YEAR AFTER PURCHASE, DECLINES OVER THE
     NEXT FIVE YEARS AS SHOWN ON PAGE X, AND IS ELIMINATED AFTER SIX YEARS.

                                                                          ------
                                                                               6

(3)  THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER  PURCHASE AND IS ELIMINATED
     THEREAFTER.

(4)  APPLIES ONLY TO INVESTORS  WHOSE TOTAL ELIGIBLE  INVESTMENTS  WITH AMERICAN
     CENTURY ARE LESS THAN $10,000.  SEE Account Maintenance Fee UNDER Investing
     Directly with American Century FOR MORE DETAILS.

(5)  THE FUND PAYS THE ADVISOR A SINGLE,  UNIFIED  MANAGEMENT  FEE FOR ARRANGING
     ALL SERVICES NECESSARY FOR THE FUND TO OPERATE.  THE FUND HAS A STEPPED FEE
     SCHEDULE.  AS A RESULT,  THE FUND'S  UNIFIED  MANAGEMENT FEE RATE GENERALLY
     DECREASES AS FUND ASSETS  INCREASE AND  INCREASES AS FUND ASSETS  DECREASE.
     FOR MORE INFORMATION  ABOUT THE UNIFIED  MANAGEMENT FEE, SEE The Investment
     Advisor UNDER Management.

(6)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.   THE  FEE  MAY  BE  USED  TO  COMPENSATE   SUCH  FINANCIAL
     INTERMEDIARIES  FOR DISTRIBUTION AND OTHER SHAREHOLDER  SERVICES.  FOR MORE
     INFORMATION,  SEE MULTIPLE CLASS INFORMATION AND SERVICE,  DISTRIBUTION AND
     ADMINISTRATIVE FEES, PAGE X.

(7)  DIVIDENDS  ON SHORT  SALES ARE THE  DIVIDENDS  PAID TO THE  LENDERS  OF THE
     BORROWED SECURITIES. BECAUSE THIS IS A NEW FUND, THIS NUMBER IS BASED ON AN
     ESTIMATE  FOR THE  CURRENT  FISCAL YEAR AND MAY BE MORE OR LESS THAN ACTUAL
     EXPENSES.  THE  EXPENSE  RELATING  TO  DIVIDENDS  ON SHORT  SALES WILL VARY
     DEPENDING ON WHETHER THE  SECURITIES THE FUND SELLS SHORT PAY DIVIDENDS AND
     ON THE SIZE OF ANY SUCH DIVIDENDS.

(8)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUND'S
     INDEPENDENT  DIRECTORS  AND THEIR  LEGAL  COUNSEL,  INTEREST,  AND FEES AND
     EXPENSES  INCURRED  INDIRECTLY  BY THE FUND AS A RESULT  OF  INVESTMENT  IN
     SHARES OF ONE OR MORE MUTUAL FUNDS,  HEDGE FUNDS,  PRIVATE  EQUITY FUNDS OR
     OTHER POOLED INVESTMENT  VEHICLES,  ARE EXPECTED TO BE LESS THAN 0.005% FOR
     THE MOST RECENT FISCAL YEAR.

EXAMPLE

The  examples in the tables  below are intended to help you compare the costs of investing  in the fund with the costs of investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o    invest $10,000 in the fund

o    redeem all of your shares at the end of the periods shown below

o    earn a 5% return each year

o    incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                                        1 YEAR          3 YEARS
-------------------------------------------------------------------------------
Investor Class                          $199              $616
-------------------------------------------------------------------------------
Institutional Class                     $179              $555
-------------------------------------------------------------------------------
A Class                                 $787            $1,227
-------------------------------------------------------------------------------
B Class                                 $700            $1,217
-------------------------------------------------------------------------------
C Class                                 $300              $917
-------------------------------------------------------------------------------
R Class                                 $250              $768
-------------------------------------------------------------------------------

The table above reflects a deduction for charges  payable upon  redemption.  You would pay the following  expenses if you did not redeem your shares and thus did not incur such charges.

                                        1 YEAR          3 YEARS
-------------------------------------------------------------------------------
Investor Class                          $199              $616
-------------------------------------------------------------------------------
Institutional Class                     $179              $555
-------------------------------------------------------------------------------
A Class                                 $787            $1,227
-------------------------------------------------------------------------------
B Class                                 $300              $917
-------------------------------------------------------------------------------

                                                                          ------
                                                                               7

C Class                                 $300              $917
-------------------------------------------------------------------------------
R Class                                 $250              $768
-------------------------------------------------------------------------------

                                                                          ------
                                                                               8

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund's investment strategy utilizes quantitative  management techniques in a two-step  process.  In the first  step,  the  portfolio  managers  rank  stocks, primarily  the 1,500  largest  publicly  traded  companies in the United  States
(measured  by  the  value  of  their  stock),  from  most  attractive  to  least attractive.  This is  determined  using a stock  selection  model  that  focuses primarily on measures of a stock's growth potential and earnings sustainability.
To measure growth,  the managers use the rate of growth of a company's  earnings and changes in its  earnings  estimates,  as well as other  factors.  To measure earnings  sustainability,  the managers use factors such as changes in operating margins, among others.

In the second step, the managers use a technique called portfolio  optimization.
In portfolio  optimization,  the managers  use a  quantitative  model to build a portfolio  of stocks from the ranking  described  above that they  believe  will provide the optimal balance between risk and expected return.

The portfolio managers generally sell stocks from the long portion of the fund's portfolio when they believe:

o    a stock becomes less attractive relative to other stock opportunities;

o    a stock's risk parameters outweigh its return opportunity;

o    more attractive alternatives are identified; or

o    specific events alter a stock's prospects.

The  portfolio  managers  take long  positions  in equity  securities  they have indentified  as  attractive  using the two-step  process  described  above.  The managers  take short  positions in equity  securities  they have  identified  as overvalued.  Under  normal  market  conditions,  they  intend  to keep  the fund essentially  fully invested in stocks regardless of the movement of stock prices generally.  The  fund  invests  approximately  130%  of its net  assets  in long positions,  while 30% of its net assets are sold short.  The  proceeds  from the securities sold short are used to fund the purchase of the additional 30% of the long positions.  The net investment  exposure for the fund is a 100% long market exposure.  The portfolio managers believe that this investment  strategy enables
it  to  reflect   positive  and  negative   views  on  individual   stocks  more
significantly  than a long-only  portfolio and provide a greater  opportunity to outperform  its  benchmark.  While the fund  generally  will hold long positions equal to  approximately  130% of the fund's net assets and short positions equal to approximately 30% of the fund's net assets,  the amount of the long and short positions  held by the fund may vary over time  depending on  prevailing  market conditions.  The fund's long  positions  may range at any time from 110% to 150%
and the fund's short positions may range at any time from 10% to 50%.

When the fund takes a long  position,  it purchases a stock  outright.  When the fund takes a short  position,  it sells at the current  market  price a stock it does not own but has borrowed in anticipation that the market price of the stock will decline.  To complete,  or close out, the short sale transaction,  the fund buys the same stock in the market and returns it to the  lender.  The fund makes money when the market price of the borrowed stock goes down and the fund is able to replace it for less than it earned by  selling it short.  Conversely,  if the price of the stock goes up after the sale,  the fund will lose money  because it will have to pay more to replace the  borrowed  stock than it  received  when it sold the stock short.

                                                                          ------
                                                                               9

Under normal circumstances, the fund's security selection process will result in the managers  taking long  positions in a market  sector or industry that is not offset,  or not offset to the same extent,  by corresponding  short positions in the same market sector or industry, and vice versa. This may result in increased risk and  opportunity  for loss should the  securities  in a  particular  market sector or industry  not perform as predicted  by the fund's  security  selection process.  The managers use a bottom-up approach in selecting  securities,  which may result in market sectors or industries being over- or underweighted.  If the security selection process finds more attractive stocks than unattractive stocks within a market sector or industry,  then the managers  would tend to overweight that sector or industry.  Conversely,  if the security  selection  process finds more unattractive stocks than attractive stocks within a sector or industry, the managers would tend to underweight that sector or industry.

When the  managers  believe it is prudent,  the fund may invest a portion of its assets in foreign  securities and debt securities.  The fund limits its purchase of debt securities to investment-grade obligations. Futures contracts, a type of derivative  security,  can help the  fund's  cash  assets  remain  liquid  while performing more like stocks.  The fund has a policy governing  futures contracts and  similar  derivative  securities  to help  manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Market  performance  tends to be cyclical,  and, in the various cycles,  certain investment  styles may fall in and out of favor.  If the market is not  favoring the  quantitative  style used by the fund  and/or the  stocks  contained  in the fund's  benchmark,  the fund's  gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

The fund's performance will be tied to the performance of its benchmark.  If the fund's  benchmark  goes down, it is likely that the fund's  performance  will go down.

The fund's investment strategy may produce a high portfolio turnover rate, which may result in increased  transaction costs that may reduce the fund's return and cause negative tax consequences to shareholders.

Short  sales  involve  the risk that the fund will incur a loss by  subsequently buying a security at a higher price than the price at which the fund  previously sold  the  security  short.  Any  loss  will  be  increased  by  the  amount  of compensation,  interest or dividends, and transaction costs the fund must pay to a lender of the security.  In addition,  because the fund's loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically  unlimited. By contrast, a fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero.

When the fund takes a short position, it borrows securities and then sells them, which effectively leverages the fund's assets.  Leveraging the fund's investment portfolio  may cause the fund to be more  volatile  because  the use of leverage magnifies  investment  gains and  losses of the fund.  In  addition,  the use of leverage may cause the fund to sell portfolio securities at inopportune times in order to meet its obligations, or segregation requirements.

Overweighting investments in certain U.S. market sectors or industries may cause the fund to suffer a loss  related  to  advances  or  declines  in the prices of stocks in those sectors or industries.

There is no guarantee that the investment  techniques and risk analyses employed by the portfolio  managers will produce the desired results.  If the fund's long and short positions do not perform

                                                                          ------
                                                                              10

as  anticipated by the portfolio  managers,  the fund's  potential  losses could exceed those of other mutual funds that hold only long stock portfolios.

Growth  stocks are typically  priced  higher than other  stocks,  in relation to earnings and other  measures,  because  investors  believe they have more growth potential.  This  potential  may or may not be realized  and growth stock prices tend to fluctuate more dramatically than the overall stock market.

The value of the  fund's  shares  depends  on the value of the  stocks and other securities it owns. The value of the individual securities the fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions, and investor confidence.

The value of the fund's shares may fluctuate significantly in the short term.

At any given  time  your  shares  may be worth  less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors,  investment  advisor and fund  management  team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management  of the fund and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than  three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial  interest in the advisor  or any of its  affiliated  companies  (other  than as  shareholders  of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment  advisor is American Century Investment  Management,  Inc.
(the  advisor).  The advisor has been  managing  mutual  funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment  securities.  The advisor also arranges for transfer agency,  custody and all other services  necessary for the fund to operate.

For the  services  it  provides  to the fund,  the  advisor  receives  a unified management  fee based on a  percentage  of the daily net assets of each class of shares of the fund. The  management fee is calculated  daily and paid monthly in arrears.  Out of the fund's fee,  the advisor  pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent  directors  (including legal counsel fees), and extraordinary expenses.  A portion  of the  fund's  management  fee may be paid by the  fund's
advisor  to   unaffiliated   third   parties  who  provide   recordkeeping   and
administrative services that would otherwise be performed by an affiliate of the advisor.

The  percentage  rate used to  calculate  the  management  fee for each class of shares of the fund is

                                                                          ------
                                                                              11

determined  daily using a two-component  formula that takes into account (i) the daily net assets of the  accounts  managed by the  advisor  that are in the same broad investment  category as the fund (the Category Fee) and (ii) the assets of all  funds in the  American  Century  family of funds  (the  Complex  Fee).  The statement of additional  information  contains  detailed  information  about the calculation of the management fee.

The fund will pay the advisor a unified  management fee calculated by adding the appropriate

Investment Category and Complex Fees from the following schedules:

Investment Category Fee Schedule
--------------------------------------------------------------------------------
CATEGORY ASSETS                              FEE RATE
--------------------------------------------------------------------------------
First $1 billion                             1.3000%
--------------------------------------------------------------------------------
Next $5 billion                              1.2400%
--------------------------------------------------------------------------------
Next $15 billion                             1.1960%
--------------------------------------------------------------------------------
Next $25 billion                             1.1490%
--------------------------------------------------------------------------------
Next $50 billion                             1.1220%
--------------------------------------------------------------------------------
Next $150 billion                            1.1190%
--------------------------------------------------------------------------------
Thereafter                                   1.1180%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMPLEX ASSETS              INVESTOR, A, B, C AND        INSTITUTIONAL CLASS
                            R CLASSES FEE RATE           FEE RATE
--------------------------------------------------------------------------------
First $2.5 billion          0.3100%                      0.1100%
--------------------------------------------------------------------------------
Next $7.5 billion           0.3000%                      0.1000%
--------------------------------------------------------------------------------
Next $15 billion            0.2985%                      0.0985%
--------------------------------------------------------------------------------
Next $25 billion            0.2970%                      0.0970%
--------------------------------------------------------------------------------
Next $25 billion            0.2870%                      0.0870%
--------------------------------------------------------------------------------
Next $25 billion            0.2800%                      0.0800%
--------------------------------------------------------------------------------
Next $25 billion            0.2700%                      0.0700%
--------------------------------------------------------------------------------
Next $25 billion            0.2650%                      0.0650%
--------------------------------------------------------------------------------
Next $25 billion            0.2600%                      0.0600%
--------------------------------------------------------------------------------
Next $25 billion            0.2550%                      0.0550%
--------------------------------------------------------------------------------
Thereafter                  0.2500%                      0.0500%
--------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio  managers and analysts to manage funds.  The teams meet regularly to review portfolio  holdings and discuss purchase and sale activity.  Team  members buy and sell  securities  for the fund as they see fit, guided by the fund's investment objective and strategy.

                                                                          ------
                                                                              12

The  portfolio  managers on the  investment  team who are jointly and  primarily responsible for the day-to-day management of the fund are identified below.

WILLIAM MARTIN

Mr.  Martin,  Senior Vice  President and Senior  Portfolio  Manager,  has been a member of the team that manages the fund since its  inception in April 2008.  He joined American Century in October 1989 and became a portfolio  manager in April
1991. He has a bachelor's  degree in economics  from the University of Illinois.
He is a CFA charterholder.

KURT BORGWARDT

Mr. Borgwardt,  Senior Vice President and Senior Portfolio  Manager,  has been a member of the team that manages the fund since its  inception in April 2008.  He joined American  Century in August 1990 and became a portfolio  manager in March
1998. He has a bachelor's degree in English literature from Stanford  University and an MBA with a specialization  in finance from the University of Chicago.  He is a CFA charterholder.

LYNETTE PANG

Ms. Pang, Portfolio Manager, has been a member of the team that manages the fund since its inception in April 2008. She joined American  Century in July 1997 and became a portfolio  manager in February  2006.  She has a  bachelor's  degree in agricultural and managerial economics from the University of California,  Davis.
She is a CFA charterholder.

BRIAN ERTLEY

Mr. Ertley, Portfolio Manager and Senior Quantitative Analyst, has been a member of the team that manages the fund since its  inception in April 2008.  He joined
American  Century in June 1998 and became a portfolio  manager in February 2006.
He has a bachelor's  degree in biochemistry from the University of California at
San Diego. He is a CFA charterholder.

The statement of additional  information  provides additional  information about
the  accounts  managed  by  the  portfolio   managers, the  structure  of  their
compensation, and their ownership of fund securities.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information and the investment  objective of the fund may not be changed without shareholder  approval.  The Board of Directors and/or the advisor may change any other policies and investment strategies.

                                                                          ------
                                                                              13

INVESTING DIRECTLY WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts  automatically  will have access to the services listed under WAYS
TO MANAGE  YOUR  ACCOUNT  when the  account is opened.  If you do not want these services,  see CONDUCTING  BUSINESS IN WRITING.  If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct  business in writing only, you can indicate this on the account  application.  If you  choose  this  option,  you must  provide  written instructions  to invest,  exchange  and  redeem.  All  account  owners must sign transaction  instructions (with signatures  guaranteed for redemptions in excess of  $100,000).  By  choosing  this  option,  you are not  eligible to enroll for exclusive  online account  management to waive the account  maintenance fee. See
ACCOUNT MAINTENANCE FEE in this section. If you want to add online and telephone services later, you can complete a Full Services Option form.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class  shares of the  American  Century  Diversified  Bond fund,  in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50  semiannual  account  maintenance fee if the value of those shares is less than  $10,000.  We will  determine the amount of your total eligible  investments  twice per year,  generally the last Friday in October and
April.  If the value of those  investments is less than $10,000 at that time, we will automatically  redeem shares in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the  redemption.  In determining  your  total  eligible  investment  amount,  we  will  include  your investments  in all PERSONAL  ACCOUNTS  (including  American  Century  Brokerage accounts)  registered under your Social Security number.  We will not charge the fee as long as you choose to manage your accounts  exclusively  online.  You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

          *    PERSONAL ACCOUNTS INCLUDE  INDIVIDUAL  ACCOUNTS,  JOINT ACCOUNTS,
               UGMA/UTMA ACCOUNTS,  PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS
               ACCOUNTS,  IRAS (INCLUDING  TRADITIONAL,  ROTH,  ROLLOVER,  SEP-,
               SARSEP- AND SIMPLE-IRAS),  AND CERTAIN OTHER RETIREMENT ACCOUNTS.
               IF    YOU    HAVE    ONLY    BUSINESS,    BUSINESS    RETIREMENT,
               EMPLOYER-SPONSORED  OR AMERICAN CENTURY BROKERAGE  ACCOUNTS,  YOU
               ARE  CURRENTLY NOT SUBJECT TO THIS FEE, BUT YOU MAY BE SUBJECT TO
               OTHER FEES.

WIRE PURCHASES

CURRENT  INVESTORS:  If you would like to make a wire  purchase into an existing account,  your bank will need the  following  information.  (To  invest in a new fund, please call us first to set up the new account.)

o    American  Century's  bank  information:  Commerce  Bank N.A.,  Routing  No.
     101000019, Account No. 2804918

o    Your American Century account number and fund name

o    Your name

o    The contribution year (for IRAs only)

                                                                          ------
                                                                              14

NEW INVESTORS:  To make a wire purchase into a new account,  please  complete an application prior to wiring money.

WAYS TO MANAGE YOUR ACCOUNT

ONLINE
--------------------------------------------------------------------------------

americancentury.com

OPEN AN ACCOUNT:  If you are a current or new investor,  you can open an account by completing and submitting our online application.  Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES: Exchange shares from another American Century account.

MAKE ADDITIONAL  INVESTMENTS:  Make an additional investment into an established
American  Century  account if you have  authorized  us to invest  from your bank account.

SELL SHARES*:  Redeem shares and proceeds will be electronically  transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

IN PERSON
--------------------------------------------------------------------------------

If you prefer to handle your  transactions in person,  visit one of our Investor
Centers  and a  representative  can help you open an  account,  make  additional investments, and sell or exchange shares.

o    4500 Main  Street,  Kansas  City,  Missouri -- 8 a.m.  to 5 p.m.,  Monday -
     Friday

o    4917 Town  Center  Drive,  Leawood,  Kansas -- 8 a.m.  to 5 p.m.,  Monday -
     Friday, 8 a.m. to noon, Saturday

o    1665 Charleston Road, Mountain View, California -- 8 a.m. to 5 p.m., Monday
     - Friday

BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR SERVICES REPRESENTATIVE: 1-800-345-2021

INSTITUTIONAL SERVICE REPRESENTATIVE: 1-800-345-3533

BUSINESS, NOT-FOR-PROFIT AND EMPLOYER-SPONSORED RETIREMENT PLANS: 1-800-345-3533

AUTOMATED INFORMATION LINE: 1-800-345-8765

OPEN AN  ACCOUNT:  If you are a current  investor,  you can open an  account  by exchanging shares from another American Century account.

EXCHANGE  SHARES:  Call  or use  our  Automated  Information  Line  if you  have authorized us to accept telephone  instructions.  The Automated Information Line is available only to Investor Class shareholders.

MAKE ADDITIONAL  INVESTMENTS:  Call or use our Automated Information Line if you
have authorized us to invest from your bank account.  The Automated  Information
Line is available only to Investor Class shareholders.

SELL SHARES: Call a Service Representative.

BY MAIL OR FAX
--------------------------------------------------------------------------------

P.O. Box 419200, Kansas City, MO 64141-6200  --  Fax: 816-340-7962

OPEN AN ACCOUNT:  Send a signed,  completed application and check or money order payable to American Century Investments.

EXCHANGE  SHARES:  Send written  instructions  to exchange  your shares from one
American Century account to another.

MAKE  ADDITIONAL  INVESTMENTS:  Send your check or money  order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip,  include your name, address and account number on your check or money order.

                                                                          ------
                                                                              15

SELL SHARES: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY
--------------------------------------------------------------------------------

OPEN AN ACCOUNT: Not available.

EXCHANGE SHARES:  Send written  instructions to set up an automatic  exchange of your shares from one American Century account to another.

MAKE ADDITIONAL  INVESTMENTS:  With the automatic  investment  service,  you can purchase  shares on a regular basis.  You must invest at least $50 per month per account.

SELL SHARES: You may sell shares automatically by establishing  Check-A-Month or
Automatic Redemption plans.

SEE ADDITIONAL  POLICIES  AFFECTING YOUR INVESTMENT FOR MORE  INFORMATION  ABOUT
INVESTING WITH US.

                                                                          ------
                                                                              16

INVESTING THROUGH A FINANCIAL INTERMEDIARY

The fund's A, C and R Classes  are  intended  for  purchase by  participants  in employer-sponsored retirement plans. Additionally, the fund's A, B and C Classes are intended for persons purchasing shares through FINANCIAL INTERMEDIARIES that provide various  administrative and distribution  services. For more information regarding  employer-sponsored  retirement  plan  types,  please  see  BUYING AND
SELLING FUND SHARES in the statement of additional information.

          *    FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
               COMPANIES, PLAN SPONSORS AND FINANCIAL PROFESSIONALS.

Although each class of shares  represents an interest in the same fund, each has a different cost  structure,  as described  below.  Which class is right for you depends on many  factors,  including  how long you plan to hold the shares,  how much you plan to invest,  the fee  structure of each class,  and how you wish to compensate your financial  professional  for the services  provided to you. Your financial professional can help you choose the option that is most appropriate.

The following table provides a summary description of these classes.

A Class                                  B Class
--------------------------------------------------------------------------------
Initial sales charge(1)                  No initial sales charge
--------------------------------------------------------------------------------
Generally no contingent                  Contingent deferred sales charge
deferred sales charge(2)                 on redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                       12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature                    Convert to A Class shares eight years
                                         after purchase
--------------------------------------------------------------------------------
Generally more appropriate               Purchases generally limited to
for long-term investors                  investors whose aggregate
                                         investments in American Century
                                         funds are less than $50,000;
                                         generally offered through
                                         financial intermediaries (3)
--------------------------------------------------------------------------------
C Class                                  R Class
--------------------------------------------------------------------------------
No initial sales charge                  No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge         No contingent deferred sales charge
on redemptions within 12 months
--------------------------------------------------------------------------------
12b-1 fee of 1.00%                       12b-1 fee of 0.50%
--------------------------------------------------------------------------------
No conversion feature                    No conversion feature
--------------------------------------------------------------------------------
Purchases generally limited to           Generally offered through employer-
investors  whose aggregate               sponsored retirement plans and
investments in American                  other fee-based arrangements(4)
Century funds are less than
$1,000,000; generally more
appropriate for short-term
investors
--------------------------------------------------------------------------------

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF YOUR
     INVESTMENT,  AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES CHARGE
     FOR PURCHASES OF $1,000,000 OR MORE.

                                                                          ------
                                                                              17

(2)  A  CONTINGENT  DEFERRED  SALES  CHARGE  (CDSC) OF 1.00%  WILL BE CHARGED ON
     CERTAIN  PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED  WITHIN ONE YEAR
     OF PURCHASE.

(3)  THIS  CLASS  IS  NOT  AVAILABLE  FOR  EMPLOYER-SPONSORED   RETIREMENT  PLAN
     ACCOUNTS.

(4)  THE R CLASS IS AVAILABLE FOR EMPLOYER-SPONSORED RETIREMENT PLANS ONLY.

CALCULATION OF SALES CHARGES

The  information  regarding  sales charges  provided  herein is included free of charge  and in a  clear  and  prominent  format  at  americancentury.com  in the
INVESTORS USING ADVISORS and INVESTMENT  PROFESSIONALS portions of the Web site.
From the  description  of A, B or C Class  shares,  a  hyperlink  will  take you directly to this disclosure.

A CLASS

A Class shares are sold at their offering  price,  which is net asset value plus an initial  sales charge.  This sales charge  varies  depending on the amount of your investment,  and is deducted from your purchase before it is invested.  The sales charges and the amounts paid to your financial professional are:

                                                               AMOUNT PAID TO
                           SALES CHARGE      SALES CHARGE      FINANCIAL ADVISOR
                           AS A % OF         AS A % OF NET     AS A % OF
PURCHASE AMOUNT            OFFERING PRICE    AMOUNT INVESTED   OFFERING PRICE
--------------------------------------------------------------------------------
Less than $50,000          5.75%             6.10%             5.00%
--------------------------------------------------------------------------------
$50,000 - $99,999          4.75%             4.99%             4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999        3.75%             3.90%             3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999        2.50%             2.56%             2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999        2.00%             2.04%             1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999    0.00%             0.00%             1.00%(1)
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999    0.00%             0.00%             0.50%(1)
--------------------------------------------------------------------------------
$10,000,000 or more        0.00%             0.00%             0.25%(1)
--------------------------------------------------------------------------------

(1)  FOR PURCHASES OVER $1,000,000 BY  EMPLOYER-SPONSORED  RETIREMENT  PLANS, NO
     UPFRONT AMOUNT WILL BE PAID TO FINANCIAL PROFESSIONALS.

There is no front-end  sales charge for purchases of $1,000,000 or more,  but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below. No sales charge applies to reinvested dividends.

REDUCTIONS AND WAIVERS OF SALES CHARGES FOR A CLASS

You may qualify for a reduction or waiver of certain sales  charges,  but you or your financial  professional  must provide  certain  information,  including the account  numbers of any accounts to be  aggregated,  to American  Century at the time of purchase in order to take advantage of such reduction or waiver.  If you hold assets among multiple  intermediaries,  it is your responsibility to inform your  intermediary  and/or  American  Century  at the time of  purchase,  of any accounts to be aggregated.

                                                                          ------
                                                                              18

You and your  immediate  family (your spouse and your children  under the age of
21) may combine  investments  in any share class of any  American  Century  fund
(excluding 529 account  assets and certain  assets in money market  accounts) to reduce your A Class sales charge in the following ways:

ACCOUNT  AGGREGATION.  Investments  made by you and your immediate family may be aggregated  at each  account's  current  market  value  if  made  for  your  own account(s) and/or certain other accounts, such as:

o    Certain trust accounts

o    Solely controlled business accounts

o    Single-participant retirement plans

o    Endowments or foundations established and controlled by you or an immediate family member

For purposes of  aggregation,  only  investments  made through  individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

CONCURRENT PURCHASES.  You may combine simultaneous purchases in any share class of any American Century fund to qualify for a reduced A Class sales charge.

RIGHTS OF  ACCUMULATION.  You may take into  account the  current  value of your existing holdings,  less any commissionable shares in the money market funds, in any share class of any  American  Century  fund to qualify for a reduced A Class sales charge.

LETTER OF INTENT.  A Letter of Intent allows you to combine all non-money market fund  purchases  of any share class of any  American  Century fund you intend to make over a 13-month  period to determine the applicable  sales charge.  At your request,  existing  holdings may be combined with new purchases and sales charge amounts may be adjusted for  purchases  made within 90 days prior to our receipt of the Letter of Intent.  Capital  appreciation,  capital  gains and  reinvested dividends  earned  during  the Letter of Intent  period do not apply  toward its completion. A portion of your account will be held in escrow to cover additional
A Class  sales  charges  that  will be due if your  total  investments  over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS.  The sales charge on A Class shares may be waived for:

o    Purchases  by  registered  representatives  and other  employees of certain financial  intermediaries  (and  their  immediate  family  members)  having selling agreements with the advisor or distributor

o    Broker-dealer  sponsored wrap program  accounts and/or  fee-based  accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century

o    Present or former officers, directors and employees (and their families) of
     American Century

o    Employer-sponsored retirement plan purchases. For plans under $1 million in assets, purchases with sales charges are allowed, but may be subject to the retirement plan recordkeeper's  policies.  Refer to BUYING AND SELLING FUND
     SHARES in the statement of additional information

o    IRA Rollovers from any American Century fund held in an  employer-sponsored retirement plan

o    Certain other investors as deemed appropriate by American Century

                                                                          ------
                                                                              19

B CLASS

B Class  shares  are sold at their net asset  value  without  an  initial  sales charge.  For  sales  of B Class  shares,  the  amount  paid  to  your  financial professional is 4.00% of the amount  invested.  If you redeem your shares within six years of purchase  date,  you will pay a  contingent  deferred  sales charge
(CDSC) as set forth  below.  The  purpose  of the CDSC is to permit  the  fund's distributor  to recoup all or a portion  of the  up-front  payment  made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

REDEMPTION DURING                    CDSC AS A % OF ORIGINAL PURCHASE PRICE
--------------------------------------------------------------------------------
1st year                             5.00%
--------------------------------------------------------------------------------
2nd year                             4.00%
--------------------------------------------------------------------------------
3rd year                             3.00%
--------------------------------------------------------------------------------
4th year                             3.00%
--------------------------------------------------------------------------------
5th year                             2.00%
--------------------------------------------------------------------------------
6th year                             1.00%
--------------------------------------------------------------------------------
After 6th year                       None
--------------------------------------------------------------------------------

B Class shares (which carry a 1.00% 12b-1 fee) will  automatically  convert to A
Class shares (which carry a 0.25% 12b-1 fee) within 31 days after the eight-year anniversary of the purchase date.

American Century generally limits purchases of B Class shares to investors whose aggregate investments in American Century funds are less than $50,000.  However, it is your responsibility to inform your financial  intermediary and/or American
Century at the time of purchase  of any  accounts  to be  aggregated,  including investments  in any share class of any  American  Century  fund  (excluding  529 account assets and certain assets in money market  accounts) in accounts held by you and your immediate family members (your spouse and children under the age of
21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

C CLASS

C Class  shares  are sold at their net asset  value  without  an  initial  sales charge.  For  sales  of C Class  shares,  the  amount  paid  to  your  financial professional is 1.00% of the amount  invested.  If you redeem your shares within
12 months of  purchase,  you will pay a CDSC of 1.00% of the  original  purchase price or the current market value at redemption,  whichever is less. The purpose of the CDSC is to permit  the fund's  distributor  to recoup all or a portion of the up-front  payment made to your financial  professional.  There is no CDSC on shares acquired  through  reinvestment  of dividends or capital gains.

American Century generally limits purchases of C Class shares to investors whose aggregate  investments  in  American  Century  funds are less  than  $1,000,000.
However, it is your responsibility to inform your financial  intermediary and/or
American  Century at the time of  purchase  of any  accounts  to be  aggregated, including investments in any share class of any American Century fund (excluding
529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21).  Once you  reach  this  limit,  you  should  work  with  your  financial intermediary  to determine what share class is most  appropriate  for additional purchases.

                                                                          ------
                                                                              20

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares,  the fund will first redeem shares acquired through reinvested  dividends and capital gain distributions,  which are not  subject to a CDSC.  Shares that have been in your account long enough that they are not subject to a CDSC are redeemed  next.  For any  remaining  redemption  amount,  shares  will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable CDSC may be waived in the following cases:

o    redemptions through systematic withdrawal plans not exceeding annually:

     ++   12% of the lesser of the  original  purchase  cost or  current  market value for A Class shares

     ++   12% of the original purchase cost for B Class shares

     ++   12% of the lesser of the  original  purchase  cost or  current  market value for C Class shares

o    distributions from IRAs due to attainment of age 59(1)/2 for A Class shares and for C Class shares

o    required minimum  distributions from retirement  accounts upon reaching age
     70(1)/2

o    tax-free returns of excess contributions to IRAs

o    redemptions due to death or post-purchase disability

o    exchanges,  unless the shares  acquired by exchange are redeemed within the original CDSC period

o    IRA Rollovers from any American Century fund held in an  employer-sponsored retirement plan, for A Class shares only

o    if no broker was compensated for the sale

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares,  you may reinvest all of the redemption proceeds in A Class shares of any American Century fund at the then-current  net asset value without  paying an initial  sales charge.  At your request,  any CDSC you paid on an A Class  redemption  that you are  reinvesting will be credited to your account. You or your financial professional must notify the fund's  transfer  agent in writing at the time of the  reinvestment  to take advantage  of this  privilege,  and you may use it only once per  account.  This privilege  applies  only if the new  account  is owned by the  original  account owner.

EXCHANGING SHARES

You may  exchange  shares of the fund for  shares of the same  class of  another
American Century fund without a sales charge if you meet the following criteria:

o    The exchange is for a minimum of $100

o    For an exchange  that opens a new account,  the amount of the exchange must meet or exceed the minimum account size  requirement for the fund receiving the exchange

For  purposes  of  computing  any  applicable  CDSC on  shares  that  have  been exchanged,  the  holding  period  will begin as of the date of  purchase  of the original fund owned.  Exchanges  from a money market fund are subject to a sales charge on the fund being  purchased,  unless the money  market  fund shares were acquired  by  exchange  from a fund with a sales  charge or by  reinvestment  of dividends or capital gains distributions.

                                                                          ------
                                                                              21

EXCHANGES BETWEEN FUNDS (C CLASS)

You may  exchange  C Class  shares  of a fund for C Class  shares  of any  other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a CDSC on the shares you  exchange,  regardless of the length of time you have owned them. When you do redeem shares that have been exchanged, the CDSC will be based on the date you purchased the original shares.

BUYING AND SELLING SHARES

Your ability to purchase,  exchange, redeem and transfer shares will be affected by the policies of the  financial  intermediary  through  which you do business.
Some policy differences may include

o  minimum investment requirements

o  exchange policies

o  fund choices

o  cutoff time for investments

o  trading restrictions

In addition,  your financial  intermediary  may charge a transaction fee for the purchase or sale of fund shares.  Those  charges are  retained by the  financial intermediary  and are not  shared  with  American  Century  or the fund.  Please contact your financial  intermediary or plan sponsor for a complete  description of its  policies.  Copies of the fund's  annual  report,  semiannual  report and
statement  of  additional   information   are  available   from  your  financial
intermediary or plan sponsor.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf.  American  Century has selling  agreements  with these  financial intermediaries  requiring them to track the time investment  orders are received and to comply with procedures  relating to the  transmission  of orders.  Orders must be received by the financial  intermediary  on the fund's behalf before the time the net asset  value is  determined  in order to receive  that day's  share price.  If those  orders are  transmitted  to  American  Century and paid for in accordance  with the  selling  agreement,  they  will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

SEE ADDITIONAL  POLICIES  AFFECTING YOUR INVESTMENT FOR MORE  INFORMATION  ABOUT
INVESTING WITH US.

                                                                          ------
                                                                              22

ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT

ELIGIBILITY FOR INVESTOR CLASS SHARES

The fund's  Investor Class shares are available for purchase  through  financial intermediaries in the following types of accounts:

o    employer-sponsored retirement plans

o    broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts

o    insurance products and bank/trust products where fees are being charged

The fund's  Investor Class shares also are available for purchase  directly from
American Century by:

o    shareholders  who held any account  directly  with  American  Century as of
     September 28, 2007,  and have  continuously  maintained  such account (this includes  anyone listed in the  registration  of an account,  such as joint owners,  trustees or custodians,  and the immediate  family members of such persons)

o    current or retired employees of American Century and their immediate family members, and directors of the fund

Investors may be required to demonstrate  eligibility to purchase Investor Class shares of the fund before an  investment  is  accepted.  The fund  reserves  the right,  when in the judgment of American Century it is not adverse to the fund's interest,  to permit all or only certain types of investors to open new accounts in the  fund,  to  impose  further  restrictions,  or to  close  the fund to any additional investments, all without notice.

MINIMUM INITIAL INVESTMENT AMOUNTS (OTHER THAN INSTITUTIONAL CLASS)

Unless otherwise  specified below, the minimum initial investment amount to open an account is $2,500.  Financial  intermediaries  may open an account with $250, but may  require  their  clients  to meet  different  investment  minimums.  See
INVESTING THROUGH A FINANCIAL INTERMEDIARY for more information.

--------------------------------------------------------------------------------
Broker-dealer sponsored wrap program accounts
  and/or fee-based accounts                                         No minimum
--------------------------------------------------------------------------------
Coverdell Education Savings Account (CESA)                          $2,000(1)
--------------------------------------------------------------------------------
Employer-sponsored retirement plans                                 No minimum
--------------------------------------------------------------------------------

(1)  THE  MINIMUM  INITIAL  INVESTMENT  FOR  FINANCIAL  INTERMEDIARIES  IS $250.
     FINANCIAL INTERMEDIARIES MAY HAVE DIFFERENT MINIMUMS FOR THEIR CLIENTS.

SUBSEQUENT PURCHASES

There is a $50 minimum for subsequent purchases. See WAYS TO MANAGE YOUR ACCOUNT for more information about making additional  investments directly with American
Century.  However,  there  is  no  subsequent  purchase  minimum  for  financial
intermediaries   or   employer-sponsored   retirement   plans,   but   financial
intermediaries may require their clients to meet different  subsequent  purchase requirements.

                                                                          ------
                                                                             23

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The  Institutional  Class shares are made  available for purchase by individuals
and  large   institutional   shareholders   such  as  bank  trust   departments,
corporations,  retirement plans, endowments,  foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance  companies for variable  annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial  investment  amount is $5 million ($3 million for endowments
and   foundations)  per  fund.  If  you  invest  with  us  through  a  financial intermediary,  this  requirement  may  be  met if  your  financial  intermediary aggregates your  investments with those of other clients into a single group, or omnibus,  account that meets the minimum. The minimum investment requirement may be waived if you,  or your  financial  intermediary  if you  invest  through  an omnibus  account,  have an  aggregate  investment  in our family of funds of $10 million  or more  ($5  million  for  endowments  and  foundations),  or in other
situations   as  determined  by  American   Century.   In  addition,   financial
intermediaries  or plan  recordkeepers  may  require  retirement  plans  to meet certain  other  conditions,  such as plan size or a minimum  level of assets per participant, in order to be eligible to purchase Institutional Class shares.

REDEMPTIONS

If you sell B, C or,  in  certain  cases,  A Class  shares,  you may pay a sales charge,  depending  on how long you have held your shares,  as described  above.
Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

          *    A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
               SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase  funds have  cleared.  Investments  by wire  generally  require  only a one-day  holding  period.  If you change your  address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information,  we may impose a 15-day  holding  period before we will transfer or wire  redemption  proceeds  to  your  bank.  Please  remember,  if  you  request redemptions  by wire, $10 will be deducted from the amount  redeemed.  Your bank also may charge a fee.

In addition,  we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is

                                                                          ------
                                                                              24

made in securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN ACCOUNTS BELOW MINIMUM

If your account  balance falls below the minimum initial  investment  amount for any  reason  other  than as a result of  market  fluctuation,  American  Century reserves  the right to redeem the shares in the account and send the proceeds to your  address of record.  Prior to doing so, we will  notify you and give you 90 days to meet the minimum. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption.  For Institutional  Class shares,  we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor  Class shares have a unified  management fee that is
0.20% higher than the Institutional Class.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions.

o  You have chosen to conduct business in writing only and would like to redeem over $100,000.

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners.

o    Your  redemption  proceeds  or  distribution  amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.

o    You are transferring ownership of an account over $100,000.

o    You change your address and request a redemption  over  $100,000  within 15 days.

o    You change your bank information and request a redemption within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. Each fund  reserves the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly

                                                                          ------
                                                                              25

sold to meet the redemption  request. In such case, the fund's performance could be  negatively  impacted by the  increased  trading  costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the fund's  Board of Directors  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility  that such activity will occur.  American  Century seeks to exercise its judgment in implementing  these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may vary depending on the type of fund, the class of shares or whether  the  shares are held  directly  or  indirectly  with
American  Century.  They may change from time to time as  determined by American
Century  in its  sole  discretion.  To  minimize  harm to the  funds  and  their shareholders,  we reserve  the right to reject  any  purchase  order  (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered abusive. American Century monitors aggregate trades placed in omnibus accounts  and works  with  financial  intermediaries  to  identify  shareholders engaging in abusive trading practices and impose restrictions to discourage such practices.  Because  American  Century  relies on  financial  intermediaries  to provide  information  and  impose  restrictions,  our  ability  to  monitor  and discourage  abusive trading  practices in omnibus accounts may be dependent upon the intermediaries' timely performance of such duties.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that

                                                                          ------
                                                                              26

may occur due to unauthorized instructions.  For transactions conducted over the
Internet,  we recommend the use of a secure Internet browser.  In addition,  you should verify the accuracy of your confirmation statements immediately after you receive them.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed,  please call us or your financial professional.  For American Century
Brokerage accounts, please call 1-888-345-2071.

RiGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine  the NAV of the fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  The  fund's  NAV is the  current  value of the  fund's  assets,  minus any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price. As a general rule,  equity securities listed on a U.S.  exchange  are valued at the last current  reported  sale price as of the time of  valuation.  Securities  listed on the  NASDAQ  National  Market  System
(Nasdaq) are valued at the Nasdaq Official  Closing Price (NOCP),  as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time  of  valuation.  The  fund  may  use  pricing  services  to  assist  in the determination of market value.  Unlisted  securities for which market quotations are  readily  available  are  valued at the last  quoted  sale price or the last quoted ask price, as applicable,  except that debt  obligations  with 60 days or less remaining until maturity may be valued at amortized  cost.  Exchange-traded options,  futures and options on futures are valued at the  settlement  price as determined by the appropriate clearing corporation.

If the fund  determines  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the security's  fair value,  such security is valued as determined in good faith by the fund's board or its designee,  in accordance with  procedures  adopted by the  fund's  board.  Circumstances  that may  cause  the  fund to use  alternate procedures to value a security include, but are not limited to:

o    if, after the close of the foreign  exchange on which a portfolio  security is  principally  traded,

                                                                          ------
                                                                              27

     but  before  the close of the NYSE,  an event  occurs  that may  materially affect the value of the security;

o    a debt security has been declared in default; or

o    trading in a security has been halted during the trading day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's  board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes are fair rather than being solely determined by the market.

With  respect to any portion of the fund's  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(known as  registered  investment  companies,  or RICs),  the fund's NAV will be calculated  based upon the NAVs of such RICs.  These RICs are required by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities  and other  assets  quoted in foreign  currencies  are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities  in foreign  markets may not take place every day the NYSE is open.  Also,  trading in some foreign markets and on some electronic  trading networks  may take  place on  weekends  or  holidays  when the fund's NAV is not calculated.  So, the value of the fund's  portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make  distributions  to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income  tax on  amounts  distributed.  The  distributions  generally  consist of dividends and interest  received by the fund, as well as CAPITAL GAINS  realized by the fund on the sale of its investment securities.

          *    CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
               AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund pays  distributions  of substantially  all of its income,  if any, on a semiannual basis in June and December. Distributions from realized capital gains are paid twice a year, usually in March and December.  It may make more frequent distributions,  if necessary,  to comply with Internal  Revenue Code provisions.
Distributions may be taxable as ordinary income,  capital gains or a combination of the two.  Capital gains are taxed at different  rates depending on the length of time  the  fund  held  the  securities  that  were  sold.  Distributions  are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

                                                                          ------
                                                                              28

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred  account. Tax consequences result from  distributions  by the fund of dividend and interest income it has received or  capital  gains it has  generated  through  its  investment  activities.  Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TaX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred account, such as an IRA or an employer-sponsored  retirement  plan,  income and  capital  gains  distributions usually  will not be subject to current  taxation  but will  accumulate  in your account under the plan on a tax-deferred basis.  Likewise,  moving from one fund to another fund within a plan or tax-deferred  account  generally will not cause you to be taxed. For information  about the tax consequences of making purchases or  withdrawals  through  a  tax-deferred  account,  please  consult  your  plan administrator, your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income,  such as dividends and interest earned by the fund from its  investments,  or capital gains  generated by the fund from the sale of its  investment  securities.  Distributions  of income  are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum  required holding period with respect to your shares of the fund, in which case they are taxed as long-term capital gains.

          *    QUALIFIED  DIVIDEND INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM
               THE  STOCK  OF A  DOMESTIC  OR  QUALIFYING  FOREIGN  CORPORATION,
               PROVIDED THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED  HOLDING
               PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

TYPE OF DISTRIBUTION                   TAX RATE FOR 10%     TAX RATE FOR
                                       AND 15% BRACKETS     ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains               Ordinary income      Ordinary income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)     5%                   15%
and Qualified Dividend Income
--------------------------------------------------------------------------------

                                                                          ------
                                                                              29

If the fund's distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the  distributions  made by the fund in that tax year will be  considered  a return  of  capital.  A return  of  capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized  capital gains (or lower realized capital losses) upon the sale of fund shares.

The tax status of any  distributions  of capital gains is determined by how long the fund held the  underlying  security that was sold,  not by how long you have been  invested  in the fund,  or whether  you  reinvest  your  distributions  in additional shares or take them in cash. For taxable  accounts,  American Century or  your  financial  intermediary  will  inform  you of the tax  status  of fund distributions for each calendar year in an annual tax mailing.

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions -- including  exchanges to other American Century funds -- are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend  is that a fund's  portfolio  may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

                                                                          ------
                                                                              30

MULTIPLE CLASS INFORMATION

American  Century offers the following  classes of shares of the fund:  Investor
Class, Institutional Class, A Class, B Class, C Class and R Class.

The  classes  have  different   fees,   expenses   and/or   minimum   investment
requirements.  The difference in the fee  structures  between the classes is the result of their separate arrangements for shareholder and distribution services.
It is not the result of any  difference  in advisory or custodial  fees or other expenses  related to the management of the fund's  assets,  which do not vary by class. The Institutional  Class is made available to institutional  shareholders or through financial  intermediaries whose clients do not require the same level of shareholder and  administrative  services from the advisor as shareholders of the other classes. As a result, the advisor is able to charge this class a lower unified management fee. Different fees and expenses will affect performance.

Except as  described  below,  all  classes of shares of the fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only  differences  among the  classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund and (f) the B Class provides for automatic  conversion from that class into shares of the A Class of the same fund after eight years.

SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses  associated with the distribution of their shares out of fund assets.  Each class,  except the Investor  Class and  Institutional  Class, offered by this  prospectus  has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class,  1.00% for B and C Classes and 0.50% for R
Class to the distributor for distribution and individual  shareholder  services, including past distribution  services.  The distributor pays all or a portion of such  fees to the  financial  intermediaries  that make the  classes  available.
Because  these  fees may be used to pay for  services  that are not  related  to prospective  sales of the fund,  each class will continue to make payments under its plan even if it is closed to new investors.  Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your  investment  and may cost you more than paying other types of sales charges.  The higher  fees for B and C Class  shares may cost you more over time than  paying  the  initial  sales  charge  for A Class  shares.  For  additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the fund's  distributor may make payments to intermediaries  for various  additional services, other expenses and/or the intermediaries' distribution of the fund out of their profits or other available  sources.  Such payments may be made for one or more of the following: (1) distribution,  which may include expenses incurred by  intermediaries  for their sales activities with respect to the fund, such as preparing,  printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries  for their sales  activities,  as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing  individual and custom  investment  advisory services to clients of the  financial  intermediaries;  and (3)  marketing  and  promotional  services, including business planning assistance,  educating personnel about the fund, and sponsorship  of sales  meetings,  which may include  covering costs of providing speakers,  meals and other  entertainment.  The distributor may sponsor seminars and conferences designed to educate  intermediaries about the fund and may cover the expenses  associated  with  attendance at such  meetings,  including  travel costs.  These  payments and  activities  are intended to provide

                                                                          ------
                                                                              31

an incentive to intermediaries to sell the fund by educating them about the fund and helping  defray the costs  associated  with offering the fund. The amount of any payments  described by this  paragraph is  determined  by the advisor or the distributor,  and all such amounts are paid out of the  available  assets of the advisor  and  distributor,  and not by you or the fund.  As a result,  the total expense ratio of the fund will not be affected by any such payments.

                                                                          ------
                                                                              32

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual  and  semiannual  reports  contain  more  information  about  the  fund's
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the fund's  performance  during the most recent  fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed  legal  description  of the fund's  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions  about the fund or your accounts,  online at  americancentury.com,  by contacting  American Century at the addresses or telephone  numbers listed below or by contacting your financial intermediary.

You  also  can get  information  about  the fund  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                SEC Public Reference Room
                         Washington, D.C.
                         Call 202-942-8090 for location and hours.

ON THE INTERNET          o EDGAR database at sec.gov
                         o By email request at publicinfo@sec.gov

BY MAIL                  SEC Public Reference Section
                         Washington, D.C. 20549-0102

This prospectus  shall not constitute an offer to sell securities of the fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                      FUND CODE         TICKER
--------------------------------------------------------------------------------
DISCIPLINED GROWTH 130/30 FUND

   Investor Class                   991               N/A
--------------------------------------------------------------------------------
   Institutional Class              491               N/A
--------------------------------------------------------------------------------
   A Class                          791               N/A
--------------------------------------------------------------------------------
   B Class                          391               N/A
--------------------------------------------------------------------------------
   C Class                          691               N/A
--------------------------------------------------------------------------------
   R Class                          891               N/A
--------------------------------------------------------------------------------

                                                                          ------
                                                                              33

Investment Company Act File No. 811-5447

AMERICAN CENTURY INVESTMENTS
americancentury.com

Self-Directed Retail Investors      Banks and Trust Companies, Broker-Dealers,
P.O. Box 419200                     Financial Professionals, Insurance Companies
Kansas City, Missouri 64141-6200    P.O. Box 419786
1-800-345-2021 or 816-531-5575      Kansas City, Missouri 64141-6786
                                    1-800-345-6488

0804

SH-PRS-XXXXX

                                                                          ------
                                                                              34

April 30, 2008

AMERICAN CENTURY INVESTMENTS
PROSPECTUS

Equity Growth 130/30 Fund

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment Services, Inc., Distributor

                                                                          ------
                                                                               1

An Overview of the Fund.......................................................X

Fund Performance History......................................................X

Fees and Expenses.............................................................X

Objectives, Strategies and Risks..............................................X

Management....................................................................X

Investing Directly with American Century......................................X

Investing Through a Financial Intermediary....................................X

Additional Policies Affecting Your Investment.................................X

Share Price and Distributions.................................................X

Taxes.........................................................................X

Multiple Class Information....................................................X

          *    THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT  DEFINITIONS
               OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

American Century Investment Services, Inc., Distributor

(C)2008 American Century Proprietary Holdings, Inc. All rights reserved.

The American  Century  Investments  logo,  American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                                                                          ------
                                                                               2

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The  managers  use  quantitative  models to  construct  the  portfolio of EQUITY
SECURITIES  for the fund. The fund invests  approximately  130% of its assets in
LONG POSITIONS,  while 30% of its assets are sold to create SHORT POSITIONS. The proceeds  from the  securities  sold short are used to fund the  purchase of the additional 30% of the long positions.  The net investment  exposure for the fund is a 100% long market exposure.

The portfolio  managers buy, or take long positions in, equity  securities  that they have identified as attractive using a multi-factor quantitative model. They take  short  positions  in  equity  securities  that  they  have  identified  as overvalued.

     EQUITY   SECURITIES   INCLUDE   COMMON   STOCK,    PREFERRED   STOCK,   AND
     EQUITY-EQUIVALENT SECURITIES, SUCH AS CONVERTIBLE SECURITIES, STOCK FUTURES
     CONTRACTS OR STOCK INDEX FUTURES CONTRACTS.

     A LONG POSITION ARISES WHEN THE FUND BUYS A SECURITY OUTRIGHT.

     A SHORT POSITION  ARISES WHEN THE FUND SELLS A SECURITY IT DOES NOT OWN BUT
     HAS BORROWED IN  ANTICIPATION  THAT THE MARKET  PRICE OF THE SECURITY  WILL
     DECLINE.  IF THE MARKET  PRICE IN FACT  DECLINES,  THE FUND CAN REPLACE THE
     BORROWED SECURITY AT A LOWER PRICE AND CAPTURE THE VALUE REPRESENTED BY THE
     DIFFERENCE BETWEEN THE HIGHER SALE PRICE AND THE LOWER REPLACEMENT PRICE

The fund's investment strategy uses leverage in an attempt to increase returns.

The fund's principal risks include

o    STYLE  RISK  -- If at any  time  the  market  is not  favoring  the  fund's quantitative  investment  style,  the fund's gains may not be as big as, or its  losses  may  be  bigger  than,  other  equity  funds  using  different investment styles.

o    SHORT SALES RISK - If the market  price of a security  increases  after the fund borrows the security,  the fund may suffer a loss when it replaces the borrowed security at the higher price.

o    LEVERAGE RISK - The fund's investment  strategy utilizes leverage which can increase market exposure and subject the fund to greater risk.

o    OVERWEIGHTING RISK - The fund may suffer losses because of general advances or  declines  in the prices of stocks in market  sectors or  industries  in which the fund is overweighted.

o    BENCHMARK  CORRELATION  -- The  fund's  performance  will  be  tied  to the performance  of its  benchmark.  If the fund's  benchmark  goes down, it is likely that the fund's performance will go down.

o    MARKET RISK -- The value of the fund's  shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

                                                                          ------
                                                                               3

o    PRICE   VOLATILITY  --  The  value  of  the  fund's  shares  may  fluctuate significantly in the short term.

o    PRINCIPAL  LOSS -- At any given time your shares may be worth less than the price you paid for them.  In other  words,  it is possible to lose money by investing in the fund.

A more detailed description of the fund's investment strategies and risks may be found under the heading  OBJECTIVES,  STRATEGIES AND RISKS, which begins on page
X.

          *    AN INVESTMENT  IN THE FUND IS NOT A BANK  DEPOSIT,  AND IT IS NOT
               INSURED  OR   GUARANTEED   BY  THE  FEDERAL   DEPOSIT   INSURANCE
               CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

                                                                          ------
                                                                               4

FUND PERFORMANCE HISTORY

The  fund's  performance  history  is not  available  as of  the  date  of  this prospectus.  When the fund has investment results for a full calendar year, this section will feature charts that show annual total  returns,  highest and lowest
quarterly   returns  and  average  annual  total  returns  for  the  fund.  This information  indicates the volatility of the fund's historical returns from year to year.

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please visit americancentury.com.

                                                                          ------
                                                                               5

FEES AND EXPENSES

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                              INVESTOR INSTITUTIONAL  A        B          C         R
                              CLASS    CLASS         CLASS     CLASS      CLASS     CLASS
-------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)   None     None          5.75%     None       None      None
Imposed on Purchases
   (as a percentage of
   offering price)
-------------------------------------------------------------------------------------------
Maximum Deferred Sales        None     None          None(1)   5.00%(2)   1.00%(3)  None
Charge (Load)
   (as a percentage of the
   original offering price
   for B Class shares or the
   lower of the original
   offering price or
   redemption proceeds
   for A and C Class shares)
-------------------------------------------------------------------------------------------
Maximum Account               $25(4)   None          None      None       None      None
Maintenance Fee
-------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                            OTHER EXPENSES
                                                    --------------------------
                                   DISTRIBUTION                                TOTAL ANNUAL
                      MANAGEMENT   AND SERVICE     DIVIDENDS ON                FUND OPERATING
                      FEE(5)      (12B-1) FEES(6)  SHORT SALES(7)   OTHER(8)   EXPENSES
---------------------------------------------------------------------------------------------
Investor Class           1.30%          None         0.50%          0.01%          1.81%
---------------------------------------------------------------------------------------------
Institutional Class      1.10%          None         0.50%          0.01%          1.61%
---------------------------------------------------------------------------------------------
A Class                  1.30%          0.25%        0.50%          0.01%          2.06%
---------------------------------------------------------------------------------------------
B Class                  1.30%          1.00%        0.50%          0.01%          2.81%
---------------------------------------------------------------------------------------------
C Class                  1.30%          1.00%        0.50%          0.01%          2.81%
---------------------------------------------------------------------------------------------
R Class                  1.30%          0.50%        0.50%          0.01%          2.31%
---------------------------------------------------------------------------------------------

(1)  INVESTMENTS  OF $1  MILLION  OR MORE IN A CLASS  SHARES MAY BE SUBJECT TO A
     CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE SHARES ARE REDEEMED WITHIN
     ONE YEAR OF THE DATE OF PURCHASE.

(2)  THE CHARGE IS 5.00% DURING THE FIRST YEAR AFTER PURCHASE, DECLINES OVER THE
     NEXT FIVE YEARS AS SHOWN ON PAGE X, AND IS ELIMINATED AFTER SIX YEARS.

(3)  THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE, AND IS ELIMINATED
     THEREAFTER.

(4)  APPLIES ONLY TO INVESTORS  WHOSE TOTAL ELIGIBLE  INVESTMENTS  WITH AMERICAN
     CENTURY ARE LESS THAN $10,000.  SEE Account Maintenance Fee UNDER Investing
     Directly with American Century FOR MORE DETAILS.

(5)  THE FUND PAYS THE ADVISOR A SINGLE,  UNIFIED  MANAGEMENT  FEE FOR ARRANGING
     ALL SERVICES NECESSARY FOR THE FUND TO OPERATE.  THE FUND

                                                                          ------
                                                                               6

     HAS A STEPPED FEE SCHEDULE.  AS A RESULT, THE FUND'S UNIFIED MANAGEMENT FEE
     RATE  GENERALLY  DECREASES AS FUND ASSETS  INCREASE  AND  INCREASES AS FUND
     ASSETS DECREASE. FOR MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE, SEE
     The Investment Advisor UNDER Management.

(6)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.   THE  FEE  MAY  BE  USED  TO  COMPENSATE   SUCH  FINANCIAL
     INTERMEDIARIES  FOR DISTRIBUTION AND OTHER SHAREHOLDER  SERVICES.  FOR MORE
     INFORMATION,  SEE Multiple Class Information AND Service,  Distribution and
     Administrative Fees, PAGE X.

(7)  DIVIDENDS  ON SHORT  SALES ARE THE  DIVIDENDS  PAID TO THE  LENDERS  OF THE
     BORROWED SECURITIES. BECAUSE THIS IS A NEW FUND, THIS NUMBER IS BASED ON AN
     ESTIMATE  FOR THE  CURRENT  FISCAL YEAR AND MAY BE MORE OR LESS THAN ACTUAL
     EXPENSES.  THE  EXPENSE  RELATING  TO  DIVIDENDS  ON SHORT  SALES WILL VARY
     DEPENDING ON WHETHER THE  SECURITIES THE FUND SELLS SHORT PAY DIVIDENDS AND
     ON THE SIZE OF ANY SUCH DIVIDENDS.

(8)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUND'S
     INDEPENDENT  DIRECTORS  AND THEIR  LEGAL  COUNSEL,  INTEREST,  AND FEES AND
     EXPENSES  INCURRED  INDIRECTLY  BY THE FUND AS A RESULT  OF  INVESTMENT  IN
     SHARES OF ONE OR MORE MUTUAL FUNDS,  HEDGE FUNDS,  PRIVATE  EQUITY FUNDS OR
     OTHER POOLED INVESTMENT  VEHICLES,  ARE EXPECTED TO BE LESS THAN 0.005% FOR
     THE MOST RECENT FISCAL YEAR.

EXAMPLE

The  examples in the tables  below are intended to help you compare the costs of investing  in the fund with the costs of investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o    invest $10,000 in the fund

o    redeem all of your shares at the end of the periods shown below

o    earn a 5% return each year

o    incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                                          1 YEAR          3 YEARS
--------------------------------------------------------------------------------
Investor Class                            $184              $570
--------------------------------------------------------------------------------
Institutional Class                       $164              $509
--------------------------------------------------------------------------------
A Class                                   $772            $1,185
--------------------------------------------------------------------------------
B Class                                   $685            $1,172
--------------------------------------------------------------------------------
C Class                                   $285              $872
--------------------------------------------------------------------------------
R Class                                   $235              $723
--------------------------------------------------------------------------------

The table above reflects a deduction for charges  payable upon  redemption.  You would pay the following  expenses if you did not redeem your shares and thus did not incur such charges.

                                          1 YEAR          3 YEARS
--------------------------------------------------------------------------------
Investor Class                            $184              $570
--------------------------------------------------------------------------------
Institutional Class                       $164              $509
--------------------------------------------------------------------------------
A Class                                   $772            $1,185
--------------------------------------------------------------------------------
B Class                                   $285              $872
--------------------------------------------------------------------------------
C Class                                   $285              $872
--------------------------------------------------------------------------------
R Class                                   $235              $723
--------------------------------------------------------------------------------

                                                                          ------
                                                                               7

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund's investment strategy utilizes quantitative  management techniques in a two-step  process.  In the first  step,  the  portfolio  managers  rank  stocks, primarily  the 1,500  largest  publicly  traded  companies in the United  States
(measured  by  the  value  of  their  stock),  from  most  attractive  to  least attractive.  This is  determined  by using a  quantitative  model that  combines measures of a stock's  value,  as well as measures of its growth  potential.  To measure value,  the managers use ratios of stock  price-to-book  value and stock price-to-cash  flow, among others. To measure growth,  the managers use the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors.

In the second step, the managers use a technique called portfolio  optimization.
In portfolio  optimization,  the managers use a computer to build a portfolio of stocks from the  ranking  described  above that they  believe  will  provide the optimal  balance  between  risk and  expected  return.

The portfolio managers generally sell stocks from the long portion of the fund's portfolio when they believe:

o  a stock becomes less attractive relative to other stock opportunities;

o  a stock's risk parameters outweigh its return opportunity;

o  more attractive alternatives are identified; or

o  specific events alter a stock's prospects.

The  portfolio  managers  take long  positions  in equity  securities  they have indentified  as  attractive  using the two-step  process  described  above.  The managers  take short  positions in equity  securities  they have  identified  as overvalued. Under normal market conditions, they will invest at least 80% of the fund's net  assets in equity  securities  regardless  of the  movement  of stock prices  generally.  The fund may change this 80% policy only upon 60 days' prior written notice to shareholders.  The fund invests  approximately 130% of its net assets  in long  positions,  while 30% of its net  assets  are sold  short.  The proceeds  from the  securities  sold short are used to fund the  purchase of the additional 30% of the long positions.  The net investment  exposure for the fund is a 100%  long  market  exposure.  The  portfolio  managers  believe  that this investment  strategy  enables  it to  reflect  positive  and  negative  views on individual stocks more  significantly  than a long-only  portfolio and provide a greater  opportunity to outperform its benchmark.  While the fund generally will hold long  positions  equal to  approximately  130% of the fund's net assets and short positions equal to approximately 30% of the fund's net assets,  the amount of the long and short positions held by the fund may vary over time depending on prevailing  market  conditions.  The fund's long positions may range at any time from 110% to 150% and the fund's short  positions may range at any time from 10%
to 50%.

When the fund takes a long  position,  it purchases a stock  outright.  When the fund takes a short  position,  it sells at the current  market  price a stock it does not own but has borrowed in anticipation that the market price of the stock will decline.  To complete,  or close out, the short sale transaction,  the fund buys the same stock in the market and returns it to the  lender.  The fund makes money when the market price of the borrowed stock goes down and the fund is able to replace it for less than it earned by  selling it short.  Conversely,  if the price of the stock goes up after the sale,  the fund will lose money  because it will have to pay more to replace the  borrowed  stock than it  received  when it sold the stock short.

                                                                          ------
                                                                               8

Under normal circumstances, the fund's security selection process will result in the managers  taking long  positions in a market  sector or industry that is not offset,  or not offset to the same extent,  by corresponding  short positions in the same market sector or industry, and vice versa. This may result in increased risk and  opportunity  for loss should the  securities  in a  particular  market sector or industry  not perform as predicted  by the fund's  security  selection process.  The managers use a bottom-up approach in selecting  securities,  which may result in market sectors or industries being over- or underweighted.  If the security selection process finds more attractive stocks than unattractive stocks within a market sector or industry,  then the managers  would tend to overweight that sector or industry.  Conversely,  if the security  selection  process finds more unattractive stocks than attractive stocks within a sector or industry, the managers would tend to underweight that sector or industry.

When the  managers  believe it is prudent,  the fund may invest a portion of its assets in foreign  securities and debt securities.  The fund limits its purchase of debt securities to investment-grade obligations. Futures contracts, a type of derivative  security,  can help the  fund's  cash  assets  remain  liquid  while performing more like stocks.  The fund has a policy governing  futures contracts and  similar  derivative  securities  to help  manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Market  performance  tends to be cyclical,  and, in the various cycles,  certain investment  styles may fall in and out of favor.  If the market is not  favoring the  quantitative  style used by the fund  and/or the  stocks  contained  in the fund's  benchmark,  the fund's  gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

The fund's performance will be tied to the performance of its benchmark.  If the fund's  benchmark  goes down, it is likely that the fund's  performance  will go down.

The fund's investment strategy may produce a high portfolio turnover rate, which may result in increased  transaction costs that may reduce the fund's return and cause negative tax consequences to shareholders.

Short  sales  involve  the risk that the fund will incur a loss by  subsequently buying a security at a higher price than the price at which the fund  previously sold  the  security  short.  Any  loss  will  be  increased  by  the  amount  of compensation,  interest or dividends, and transaction costs the fund must pay to a lender of the security.  In addition,  because the fund's loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically  unlimited. By contrast, a fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero.

When the fund takes a short position, it borrows securities and then sells them, which effectively leverages the fund's assets.  Leveraging the fund's investment portfolio  may cause the fund to be more  volatile  because  the use of leverage magnifies  investment  gains and  losses of the fund.  In  addition,  the use of leverage may cause the fund to sell portfolio securities at inopportune times in order to meet its obligations, or segregation requirements.

Overweighting investments in certain U.S. market sectors or industries may cause the fund to suffer a loss  related  to  advances  or  declines  in the prices of stocks in those sectors or industries.

There is no guarantee that the investment  techniques and risk analyses employed by the portfolio  managers will produce the desired results.  If the fund's long and short positions do not perform

                                                                          ------
                                                                               9

as  anticipated by the portfolio  managers,  the fund's  potential  losses could exceed those of other mutual funds that hold only long stock portfolios.

The value of the  fund's  shares  depends  on the value of the  stocks and other securities it owns. The value of the individual securities the fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions, and investor confidence.

The value of the fund's shares may fluctuate significantly in the short term.

At any given  time  your  shares  may be worth  less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

                                                                          ------
                                                                              10

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors,  investment  advisor and fund  management  team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management  of the fund and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than  three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial  interest in the advisor  or any of its  affiliated  companies  (other  than as  shareholders  of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment  advisor is American Century Investment  Management,  Inc.
(the  advisor).  The advisor has been  managing  mutual  funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment  securities.  The advisor also arranges for transfer agency,  custody and all other services  necessary for the fund to operate.

For the  services  it  provides  to the fund,  the  advisor  receives  a unified management  fee based on a  percentage  of the daily net assets of each class of shares of the fund. The  management fee is calculated  daily and paid monthly in arrears.  Out of the fund's fee,  the advisor  pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent  directors  (including legal counsel fees), and extraordinary expenses.  A portion  of the  fund's  management  fee may be paid by the  fund's
advisor  to   unaffiliated   third   parties  who  provide   recordkeeping   and
administrative services that would otherwise be performed by an affiliate of the advisor.

The  percentage  rate used to  calculate  the  management  fee for each class of shares of the fund is determined daily using a two-component  formula that takes into  account  (i) the daily net assets of the  accounts  managed by the advisor that are in the same broad  investment  category as the fund (the  Category Fee)
and (ii) the assets of all funds in the  American  Century  family of funds (the
Complex  Fee).  The  statement  of  additional   information  contains  detailed
information about the calculation of the management fee.

The fund will pay the advisor a unified  management fee calculated by adding the appropriate InvestmentCategory and Complex Fees from the following schedules:

INVESTMENT CATEGORY FEE SCHEDULE
--------------------------------------------------------------------------------
CATEGORY ASSETS                              FEE RATE
--------------------------------------------------------------------------------
First $1 billion                             1.1500%
--------------------------------------------------------------------------------
Next $5 billion                              1.0900%
--------------------------------------------------------------------------------
Next $15 billion                             1.0460%
--------------------------------------------------------------------------------

                                                                          ------
                                                                              11

--------------------------------------------------------------------------------
Next $25 billion                             0.9990%
--------------------------------------------------------------------------------
Next $50 billion                             0.9720%
--------------------------------------------------------------------------------
Next $150 billion                            0.9690%
--------------------------------------------------------------------------------
Thereafter                                   0.9680%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMPLEX ASSETS               INVESTOR, A, B, C AND        INSTITUTIONAL CLASS
                             R CLASSES FEE RATE           FEE RATE
--------------------------------------------------------------------------------
First $2.5 billion           0.3100%                      0.1100%
--------------------------------------------------------------------------------
Next $7.5 billion            0.3000%                      0.1000%
--------------------------------------------------------------------------------
Next $15 billion             0.2985%                      0.0985%
--------------------------------------------------------------------------------
Next $25 billion             0.2970%                      0.0970%
--------------------------------------------------------------------------------
Next $25 billion             0.2870%                      0.0870%
--------------------------------------------------------------------------------
Next $25 billion             0.2800%                      0.0800%
--------------------------------------------------------------------------------
Next $25 billion             0.2700%                      0.0700%
--------------------------------------------------------------------------------
Next $25 billion             0.2650%                      0.0650%
--------------------------------------------------------------------------------
Next $25 billion             0.2600%                      0.0600%
--------------------------------------------------------------------------------
Next $25 billion             0.2550%                      0.0550%
--------------------------------------------------------------------------------
Thereafter                   0.2500%                      0.0500%
--------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio  managers and analysts to manage funds.  The teams meet regularly to review portfolio  holdings and discuss purchase and sale activity.  Team  members buy and sell  securities  for the fund as they see fit, guided by the fund's investment  objective and strategy.

The  portfolio  managers on the  investment  team who are jointly and  primarily responsible for the day-to-day management of the fund are identified below.

WILLIAM MARTIN

Mr.  Martin,  Senior Vice  President and Senior  Portfolio  Manager,  has been a member of the team that manages the fund since its  inception in April 2008.  He joined American Century in October 1989 and became a portfolio  manager in April
1991. He has a bachelor's  degree in economics  from the University of Illinois.
He is a CFA charterholder.

KURT BORGWARDT

Mr. Borgwardt,  Senior Vice President and Senior Portfolio  Manager,  has been a member of the team that manages the fund since its  inception in April 2008.  He joined American  Century in August 1990 and became a portfolio  manager in March
1998. He has a bachelor's degree in English literature from Stanford  University and an MBA with a specialization  in finance from the University of Chicago.  He is a CFA charterholder.

                                                                          ------
                                                                              12

The statement of additional  information  provides additional  information about the  accounts  managed  by  the  portfolio  managers,  the  structure  of  their compensation and their ownership of fund securities.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information and the investment  objective of the fund may not be changed without shareholder  approval.  The Board of Directors and/or the advisor may change any other policies and investment strategies.

                                                                          ------
                                                                              13

INVESTING DIRECTLY WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts  automatically  will have access to the services listed under WAYS
TO MANAGE  YOUR  ACCOUNT  when the  account is opened.  If you do not want these services,  see CONDUCTING  BUSINESS IN WRITING.  If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct  business in writing only, you can indicate this on the account  application.  If you  choose  this  option,  you must  provide  written instructions  to invest,  exchange  and  redeem.  All  account  owners must sign transaction  instructions (with signatures  guaranteed for redemptions in excess of  $100,000).  By  choosing  this  option,  you are not  eligible to enroll for exclusive  online account  management to waive the account  maintenance fee. See
ACCOUNT MAINTENANCE FEE in this section. If you want to add online and telephone services later, you can complete a Full Services Option form.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class  shares of the  American  Century  Diversified  Bond fund,  in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50  semiannual  account  maintenance fee if the value of those shares is less than  $10,000.  We will  determine the amount of your total eligible  investments  twice per year,  generally the last Friday in October and
April.  If the value of those  investments is less than $10,000 at that time, we will automatically  redeem shares in one of your accounts to pay the $12.50 fee.
Please note that you may incur tax liability as a result of the  redemption.  In determining  your  total  eligible  investment  amount,  we  will  include  your investments  in all PERSONAL  ACCOUNTS  (including  American  Century  Brokerage accounts)  registered under your Social Security number.  We will not charge the fee as long as you choose to manage your accounts  exclusively  online.  You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

          *    PERSONAL ACCOUNTS INCLUDE  INDIVIDUAL  ACCOUNTS,  JOINT ACCOUNTS,
               UGMA/UTMA ACCOUNTS,  PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS
               ACCOUNTS,  IRAS (INCLUDING  TRADITIONAL,  ROTH,  ROLLOVER,  SEP-,
               SARSEP- AND SIMPLE-IRAS),  AND CERTAIN OTHER RETIREMENT ACCOUNTS.
               IF    YOU    HAVE    ONLY    BUSINESS,    BUSINESS    RETIREMENT,
               EMPLOYER-SPONSORED  OR AMERICAN CENTURY BROKERAGE  ACCOUNTS,  YOU
               ARE  CURRENTLY NOT SUBJECT TO THIS FEE, BUT YOU MAY BE SUBJECT TO
               OTHER FEES.

WIRE PURCHASES

CURRENT  INVESTORS:  If you would like to make a wire  purchase into an existing account,  your bank will need the  following  information.  (To  invest in a new fund, please call us first to set up the new account.)

o    American  Century's  bank  information:  Commerce  Bank N.A.,  Routing  No.
     101000019, Account No. 2804918

o    Your American Century account number and fund name

o    Your name

o    The contribution year (for IRAs only)

                                                                          ------
                                                                              14

NEW INVESTORS:  To make a wire purchase into a new account,  please  complete an application prior to wiring money.

WAYS TO MANAGE YOUR ACCOUNT

ONLINE
--------------------------------------------------------------------------------

americancentury.com

OPEN AN ACCOUNT:  If you are a current or new investor,  you can open an account by completing and submitting our online application.  Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES: Exchange shares from another American Century account.

MAKE ADDITIONAL  INVESTMENTS:  Make an additional investment into an established
American  Century  account if you have  authorized  us to invest  from your bank account.

SELL SHARES*:  Redeem shares and proceeds will be electronically  transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

IN PERSON
--------------------------------------------------------------------------------

If you prefer to handle your  transactions in person,  visit one of our Investor
Centers  and a  representative  can help you open an  account,  make  additional investments, and sell or exchange shares.

o    4500 Main  Street,  Kansas  City,  Missouri -- 8 a.m.  to 5 p.m.,  Monday -
     Friday

o    4917 Town  Center  Drive,  Leawood,  Kansas -- 8 a.m.  to 5 p.m.,  Monday -
     Friday, 8 a.m. to noon, Saturday

o    1665 Charleston Road, Mountain View, California -- 8 a.m. to 5 p.m., Monday
     - Friday

BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR SERVICES REPRESENTATIVE: 1-800-345-2021

INSTITUTIONAL SERVICE REPRESENTATIVE: 1-800-345-3533

BUSINESS, NOT-FOR-PROFIT AND EMPLOYER-SPONSORED RETIREMENT PLANS: 1-800-345-3533

AUTOMATED INFORMATION LINE: 1-800-345-8765

OPEN AN  ACCOUNT:  If you are a current  investor,  you can open an  account  by exchanging shares from another American Century account.

EXCHANGE  SHARES:  Call  or use  our  Automated  Information  Line  if you  have authorized us to accept telephone  instructions.  The Automated Information Line is available only to Investor Class shareholders.

MAKE ADDITIONAL  INVESTMENTS:  Call or use our Automated Information Line if you
have authorized us to invest from your bank account.  The Automated  Information
Line is available only to Investor Class shareholders.

SELL SHARES: Call a Service Representative.

BY MAIL OR FAX
--------------------------------------------------------------------------------

P.O. Box 419200, Kansas City, MO 64141-6200  --  Fax: 816-340-7962

OPEN AN ACCOUNT:  Send a signed,  completed application and check or money order payable to American Century Investments.

EXCHANGE  SHARES:  Send written  instructions  to exchange  your shares from one
American Century account to another.

MAKE  ADDITIONAL  INVESTMENTS:  Send your check or money  order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip,  include your name, address and account number on your check or money order.

SELL SHARES: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

                                                                          ------
                                                                              15

AUTOMATICALLY
--------------------------------------------------------------------------------

OPEN AN ACCOUNT: Not available.

EXCHANGE SHARES:  Send written  instructions to set up an automatic  exchange of your shares from one American Century account to another.

MAKE ADDITIONAL  INVESTMENTS:  With the automatic  investment  service,  you can purchase  shares on a regular basis.  You must invest at least $50 per month per account.

SELL SHARES: You may sell shares automatically by establishing  Check-A-Month or
Automatic Redemption plans.

SEE ADDITIONAL  POLICIES  AFFECTING YOUR INVESTMENT FOR MORE  INFORMATION  ABOUT
INVESTING WITH US.

                                                                          ------
                                                                              16

INVESTING THROUGH A FINANCIAL INTERMEDIARY

The fund's A, C and R Classes  are  intended  for  purchase by  participants  in employer-sponsored retirement plans. Additionally, the fund's A, B and C Classes are intended for persons purchasing shares through FINANCIAL INTERMEDIARIES that provide various  administrative and distribution  services. For more information regarding  employer-sponsored  retirement  plan  types,  please  see  BUYING AND
SELLING FUND SHARES in the statement of additional information.

          *    FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
               COMPANIES, PLAN SPONSORS AND FINANCIAL PROFESSIONALS.

Although each class of shares  represents an interest in the same fund, each has a different cost  structure,  as described  below.  Which class is right for you depends on many  factors,  including  how long you plan to hold the shares,  how much you plan to invest,  the fee  structure of each class,  and how you wish to compensate your financial  professional  for the services  provided to you. Your financial professional can help you choose the option that is most appropriate.

The following table provides a summary description of these classes.

A CLASS                                B CLASS
--------------------------------------------------------------------------------
Initial sales charge(1)                No initial sales charge
--------------------------------------------------------------------------------
Generally no contingent                Contingent deferred sales charge
deferred sales charge(2)               on redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                     12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature                  Convert to A Class shares eight years
                                       after purchase
--------------------------------------------------------------------------------
Generally more appropriate             Purchases generally limited to investors
for long-term investors                whose aggregate investments in
                                       American Century funds are less than
                                       $50,000; generally offered
                                       through financial intermediaries(3)
--------------------------------------------------------------------------------
C Class                                R Class
--------------------------------------------------------------------------------
No initial sales charge                No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge       No contingent deferred sales charge
on redemptions within 12 months
--------------------------------------------------------------------------------
12b-1 fee of 1.00%                     12b-1 fee of 0.50%
--------------------------------------------------------------------------------
No conversion feature                  No conversion feature
--------------------------------------------------------------------------------
Purchases generally limited to         Generally offered through employer-
investors whose aggregate              sponsored retirement plans and
investments in American Century        other fee-based arrangements(4)
funds are less than $1,000,000;
generally more appropriate for
short-term investors
--------------------------------------------------------------------------------

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF YOUR
     INVESTMENT,  AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES CHARGE
     FOR PURCHASES OF $1,000,000 OR MORE.

                                                                          ------
                                                                              17

(2)  A  CONTINGENT  DEFERRED  SALES  CHARGE  (CDSC) OF 1.00%  WILL BE CHARGED ON
     CERTAIN  PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED  WITHIN ONE YEAR
     OF PURCHASE.

(3)  THIS  CLASS  IS  NOT  AVAILABLE  FOR  EMPLOYER-SPONSORED   RETIREMENT  PLAN
     ACCOUNTS.

(4)  THE R CLASS IS AVAILABLE FOR EMPLOYER-SPONSORED RETIREMENT PLANS ONLY.

CALCULATION OF SALES CHARGES

The  information  regarding  sales charges  provided  herein is included free of charge  and in a  clear  and  prominent  format  at  americancentury.com  in the
INVESTORS USING ADVISORS and INVESTMENT  PROFESSIONALS portions of the Web site.
From the  description  of A, B or C Class  shares,  a  hyperlink  will  take you directly to this disclosure.

A CLASS

A Class shares are sold at their offering  price,  which is net asset value plus an initial  sales charge.  This sales charge  varies  depending on the amount of your investment,  and is deducted from your purchase before it is invested.  The sales charges and the amounts paid to your financial professional are:

                                                               AMOUNT PAID TO
                           SALES CHARGE      SALES CHARGE      FINANCIAL ADVISOR
                           AS A % OF         AS A % OF NET     AS A % OF
PURCHASE AMOUNT            OFFERING PRICE    AMOUNT INVESTED   OFFERING PRICE
--------------------------------------------------------------------------------
Less than $50,000              5.75%            6.10%             5.00%
--------------------------------------------------------------------------------
$50,000 - $99,999              4.75%            4.99%             4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999            3.75%            3.90%             3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999            2.50%            2.56%             2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999            2.00%            2.04%             1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999        0.00%            0.00%             1.00%(1)
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999        0.00%            0.00%             0.50%(1)
--------------------------------------------------------------------------------
$10,000,000 or more            0.00%            0.00%             0.25%(1)
--------------------------------------------------------------------------------

(1)  FOR PURCHASES OVER $1,000,000 BY  EMPLOYER-SPONSORED  RETIREMENT  PLANS, NO
     UPFRONT AMOUNT WILL BE PAID TO FINANCIAL PROFESSIONALS.

There is no front-end  sales charge for purchases of $1,000,000 or more,  but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below. No sales charge applies to reinvested dividends.

REDUCTIONS AND WAIVERS OF SALES CHARGES FOR A CLASS

You may qualify for a reduction or waiver of certain sales  charges,  but you or your financial  professional  must provide  certain  information,  including the account  numbers of any accounts to be  aggregated,  to American  Century at the time of purchase in order to take advantage of such reduction or waiver.  If you hold assets among multiple  intermediaries,  it is your responsibility to inform your  intermediary  and/or  American  Century  at the  time of  purchase  of any accounts to be aggregated.

                                                                          ------
                                                                              18

You and your  immediate  family (your spouse and your children  under the age of
21) may combine  investments  in any share class of any  American  Century  fund
(excluding 529 account  assets and certain  assets in money market  accounts) to reduce your A Class sales charge in the following ways:

ACCOUNT  AGGREGATION.  Investments  made by you and your immediate family may be aggregated  at each  account's  current  market  value  if  made  for  your  own account(s) and/or certain other accounts, such as:

o    Certain trust accounts

o    Solely controlled business accounts

o    Single-participant retirement plans

o    Endowments or foundations established and controlled by you or an immediate family member

For purposes of  aggregation,  only  investments  made through  individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

CONCURRENT PURCHASES.  You may combine simultaneous purchases in any share class of any American Century fund to qualify for a reduced A Class sales charge.

RIGHTS OF  ACCUMULATION.  You may take into  account the  current  value of your existing holdings,  less any commissionable shares in the money market funds, in any share class of any  American  Century  fund to qualify for a reduced A Class sales charge.

LETTER OF INTENT.  A Letter of Intent allows you to combine all non-money market fund  purchases  of any share class of any  American  Century fund you intend to make over a 13-month  period to determine the applicable  sales charge.  At your request,  existing  holdings may be combined with new purchases and sales charge amounts may be adjusted for  purchases  made within 90 days prior to our receipt of the Letter of Intent.  Capital  appreciation,  capital  gains and  reinvested dividends  earned  during  the Letter of Intent  period do not apply  toward its completion. A portion of your account will be held in escrow to cover additional
A Class  sales  charges  that  will be due if your  total  investments  over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS.  The sales charge on A Class shares may be waived for:

o    Purchases  by  registered  representatives  and other  employees of certain financial  intermediaries  (and  their  immediate  family  members)  having selling agreements with the advisor or distributor

o    Broker-dealer  sponsored wrap program  accounts and/or  fee-based  accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century

o    Present or former officers, directors and employees (and their families) of
     American Century

o    Employer-sponsored retirement plan purchases. For plans under $1 million in assets, purchases with sales charges are allowed, but may be subject to the retirement plan recordkeeper's  policies.  Refer to BUYING AND SELLING FUND
     SHARES in the statement of additional information

o    IRA Rollovers from any American Century fund held in an  employer-sponsored retirement plan

o    Certain other investors as deemed appropriate by American Century

                                                                          ------
                                                                              19

B CLASS

B Class  shares  are sold at their net asset  value  without  an  initial  sales charge.  For  sales  of B Class  shares,  the  amount  paid  to  your  financial professional is 4.00% of the amount  invested.  If you redeem your shares within six years of purchase  date,  you will pay a  contingent  deferred  sales charge
(CDSC) as set forth  below.  The  purpose  of the CDSC is to permit  the  fund's distributor  to recoup all or a portion  of the  up-front  payment  made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

REDEMPTION DURING                    CDSC AS A % OF ORIGINAL PURCHASE PRICE
--------------------------------------------------------------------------------
1st year                             5.00%
--------------------------------------------------------------------------------
2nd year                             4.00%
--------------------------------------------------------------------------------
3rd year                             3.00%
--------------------------------------------------------------------------------
4th year                             3.00%
--------------------------------------------------------------------------------
5th year                             2.00%
--------------------------------------------------------------------------------
6th year                             1.00%
--------------------------------------------------------------------------------
After 6th year                       None
--------------------------------------------------------------------------------

B Class shares (which carry a 1.00% 12b-1 fee) will  automatically  convert to A
Class shares (which carry a 0.25% 12b-1 fee) within 31 days after the eight-year anniversary of the purchase date.

American Century generally limits purchases of B Class shares to investors whose aggregate investments in American Century funds are less than $50,000.  However, it is your responsibility to inform your financial  intermediary and/or American
Century at the time of purchase  of any  accounts  to be  aggregated,  including investments  in any share class of any  American  Century  fund  (excluding  529 account assets and certain assets in money market  accounts) in accounts held by you and your immediate family members (your spouse and children under the age of
21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

C CLASS

C Class  shares  are sold at their net asset  value  without  an  initial  sales charge.  For  sales  of C Class  shares,  the  amount  paid  to  your  financial professional is 1.00% of the amount  invested.  If you redeem your shares within
12 months of  purchase,  you will pay a CDSC of 1.00% of the  original  purchase price or the current market value at redemption,  whichever is less. The purpose of the CDSC is to permit  the fund's  distributor  to recoup all or a portion of the up-front  payment made to your financial  professional.  There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

American Century generally limits purchases of C Class shares to investors whose aggregate  investments  in  American  Century  funds are less  than  $1,000,000.
However, it is your responsibility to inform your financial  intermediary and/or
American  Century at the time of  purchase  of any  accounts  to be  aggregated, including investments in any share class of any American Century fund (excluding
529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21).  Once you  reach  this  limit,  you  should  work  with  your  financial intermediary  to determine what share class is most  appropriate  for additional purchases.

                                                                          ------
                                                                              20

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares,  the fund will first redeem shares acquired through reinvested  dividends and capital gain distributions,  which are not  subject to a CDSC.  Shares that have been in your account long enough that they are not subject to a CDSC are redeemed  next.  For any  remaining  redemption  amount,  shares  will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable CDSC may be waived in the following cases:

o    redemptions through systematic withdrawal plans not exceeding annually:

     ++   12% of the lesser of the  original  purchase  cost or  current  market value for A Class shares

     ++   12% of the original purchase cost for B Class shares

     ++   12% of the lesser of the  original  purchase  cost or  current  market value for C Class shares

o    distributions from IRAs due to attainment of age 59(1)U2 for A Class shares and for C Class shares

o    required minimum  distributions from retirement  accounts upon reaching age
     70(1)U2

o    tax-free returns of excess contributions to IRAs

o    redemptions due to death or post-purchase disability

o    exchanges,  unless the shares  acquired by exchange are redeemed within the original CDSC period

o    IRA Rollovers from any American Century fund held in an  employer-sponsored retirement plan, for A  Class shares only

o  if no broker was compensated for the sale

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares,  you may reinvest all of the redemption proceeds in A Class shares of any American Century fund at the then-current  net asset value without  paying an initial  sales charge.  At your request,  any CDSC you paid on an A Class  redemption  that you are  reinvesting will be credited to your account. You or your financial professional must notify the fund's  transfer  agent in writing at the time of the  reinvestment  to take advantage  of this  privilege,  and you may use it only once per  account.  This privilege  applies  only if the new  account  is owned by the  original  account owner.

EXCHANGING SHARES

You may  exchange  shares of the fund for  shares of the same  class of  another
American Century fund without a sales charge if you meet the following criteria:

o    The exchange is for a minimum of $100

o    For an exchange  that opens a new account,  the amount of the exchange must meet or exceed the minimum account size  requirement for the fund receiving the exchange

For  purposes  of  computing  any  applicable  CDSC on  shares  that  have  been exchanged,  the  holding  period  will begin as of the date of  purchase  of the original fund owned.  Exchanges  from a money market fund are subject to a sales charge on the fund being  purchased,  unless the money  market  fund shares were acquired  by  exchange  from a fund with a sales  charge or by  reinvestment  of dividends or capital gains distributions.

                                                                          ------
                                                                              21

EXCHANGES BETWEEN FUNDS (C CLASS)

You may  exchange  C Class  shares  of a fund for C Class  shares  of any  other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a CDSC on the shares you  exchange,  regardless of the length of time you have owned them. When you do redeem shares that have been exchanged, the CDSC will be based on the date you purchased the original shares.

BUYING AND SELLING SHARES

Your ability to purchase,  exchange, redeem and transfer shares will be affected by the policies of the  financial  intermediary  through  which you do business.
Some policy differences may include

o    minimum investment requirements

o    exchange policies

o    fund choices

o    cutoff time for investments

o    trading restrictions

In addition,  your financial  intermediary  may charge a transaction fee for the purchase or sale of fund shares.  Those  charges are  retained by the  financial intermediary  and are not  shared  with  American  Century  or the fund.  Please contact your financial  intermediary or plan sponsor for a complete  description of its  policies.  Copies of the fund's  annual  report,  semiannual  report and
statement  of  additional   information   are  available   from  your  financial
intermediary or plan sponsor.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf.  American  Century has selling  agreements  with these  financial intermediaries  requiring them to track the time investment  orders are received and to comply with procedures  relating to the  transmission  of orders.  Orders must be received by the financial  intermediary  on the fund's behalf before the time the net asset  value is  determined  in order to receive  that day's  share price.  If those  orders are  transmitted  to  American  Century and paid for in accordance  with the  selling  agreement,  they  will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

SEE ADDITIONAL  POLICIES  AFFECTING YOUR INVESTMENT FOR MORE  INFORMATION  ABOUT
INVESTING WITH US.

                                                                          ------
                                                                              22

ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT

ELIGIBILITY FOR INVESTOR CLASS SHARES

The fund's  Investor Class shares are available for purchase  through  financial intermediaries in the following types of accounts:

o    employer-sponsored retirement plans

o    broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts

o    insurance products and bank/trust products where fees are being charged

The fund's  Investor Class shares also are available for purchase  directly from
American Century by:

o    shareholders  who held any account  directly  with  American  Century as of
     September 28, 2007,  and have  continuously  maintained  such account (this includes  anyone listed in the  registration  of an account,  such as joint owners,  trustees or custodians,  and the immediate  family members of such persons)

o    current or retired employees of American Century and their immediate family members, and directors of the fund

Investors may be required to demonstrate  eligibility to purchase Investor Class shares of the fund before an  investment  is  accepted.  The fund  reserves  the right,  when in the judgment of American Century it is not adverse to the fund's interest,  to permit all or only certain types of investors to open new accounts in the  fund,  to  impose  further  restrictions,  or to  close  the fund to any additional investments, all without notice.

MINIMUM INITIAL INVESTMENT AMOUNTS (OTHER THAN INSTITUTIONAL CLASS)

Unless otherwise  specified below, the minimum initial investment amount to open an account is $2,500.  Financial  intermediaries  may open an account with $250, but may  require  their  clients  to meet  different  investment  minimums.  See
INVESTING THROUGH A FINANCIAL INTERMEDIARY for more information.

--------------------------------------------------------------------------------
Broker-dealer sponsored wrap program accounts                      No minimum
and/or fee-based accounts
--------------------------------------------------------------------------------
Coverdell Education Savings Account (CESA)                         $2,000(1)
--------------------------------------------------------------------------------
Employer-sponsored retirement plans                                No minimum
--------------------------------------------------------------------------------

(1)  THE  MINIMUM  INITIAL  INVESTMENT  FOR  FINANCIAL  INTERMEDIARIES  IS $250.
     FINANCIAL INTERMEDIARIES MAY HAVE DIFFERENT MINIMUMS FOR THEIR CLIENTS.

SUBSEQUENT PURCHASES

There is a $50 minimum for subsequent purchases. See WAYS TO MANAGE YOUR ACCOUNT for more information about making additional  investments directly with American
Century.  However,  there  is  no  subsequent  purchase  minimum  for  financial
intermediaries   or   employer-sponsored   retirement   plans,   but   financial
intermediaries may require their clients to meet different  subsequent  purchase requirements.

                                                                          ------
                                                                              23

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The  Institutional  Class shares are made  available for purchase by individuals
and  large   institutional   shareholders   such  as  bank  trust   departments,
corporations,  retirement plans, endowments,  foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance  companies for variable  annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial  investment  amount is $5 million ($3 million for endowments
and   foundations)  per  fund.  If  you  invest  with  us  through  a  financial intermediary,  this  requirement  may  be  met if  your  financial  intermediary aggregates your  investments with those of other clients into a single group, or omnibus,  account that meets the minimum. The minimum investment requirement may be waived if you,  or your  financial  intermediary  if you  invest  through  an omnibus  account,  have an  aggregate  investment  in our family of funds of $10 million  or more  ($5  million  for  endowments  and  foundations),  or in other
situations   as  determined  by  American   Century.   In  addition,   financial
intermediaries  or plan  recordkeepers  may  require  retirement  plans  to meet certain  other  conditions,  such as plan size or a minimum  level of assets per participant, in order to be eligible to purchase Institutional Class shares.

REDEMPTIONS

If you sell B, C or,  in  certain  cases,  A Class  shares,  you may pay a sales charge,  depending  on how long you have held your shares,  as described  above.
Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

          *    A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
               SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase  funds have  cleared.  Investments  by wire  generally  require  only a one-day  holding  period.  If you change your  address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information,  we may impose a 15-day  holding  period before we will transfer or wire  redemption  proceeds  to  your  bank.  Please  remember,  if  you  request redemptions  by wire, $10 will be deducted from the amount  redeemed.  Your bank also may charge a fee.

In addition,  we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other  transaction costs to convert the securities  to cash.

                                                                          ------
                                                                              24

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN ACCOUNTS BELOW MINIMUM

If your account  balance falls below the minimum initial  investment  amount for any  reason  other  than as a result of  market  fluctuation,  American  Century reserves  the right to redeem the shares in the account and send the proceeds to your  address of record.  Prior to doing so, we will  notify you and give you 90 days to meet the minimum. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption.  For Institutional  Class shares,  we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor  Class shares have a unified  management fee that is
0.20% higher than the Institutional Class.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions.

o    You have  chosen to  conduct  business  in  writing  only and would like to redeem over $100,000.

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners.

o    Your  redemption  proceeds  or  distribution  amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.

o    You are transferring ownership of an account over $100,000.

o    You change your address and request a redemption  over  $100,000  within 15 days.

o    You change your bank information and request a redemption within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. Each fund  reserves the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly

                                                                          ------
                                                                              25

sold to meet the redemption  request. In such case, the fund's performance could be  negatively  impacted by the  increased  trading  costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the fund's  Board of Directors  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility  that such activity will occur.  American  Century seeks to exercise its judgment in implementing  these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may vary depending on the type of fund, the class of shares or whether  the  shares are held  directly  or  indirectly  with
American  Century.  They may change from time to time as  determined by American
Century  in its  sole  discretion.  To  minimize  harm to the  funds  and  their shareholders,  we reserve  the right to reject  any  purchase  order  (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o within seven days of the purchase, or

o within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered abusive. American Century monitors aggregate trades placed in omnibus accounts  and works  with  financial  intermediaries  to  identify  shareholders engaging in abusive trading practices and impose restrictions to discourage such practices.  Because  American  Century  relies on  financial  intermediaries  to provide  information  and  impose  restrictions,  our  ability  to  monitor  and discourage  abusive trading  practices in omnibus accounts may be dependent upon the intermediaries' timely performance of such duties.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that

                                                                          ------
                                                                              26

may occur due to unauthorized instructions.  For transactions conducted over the
Internet,  we recommend the use of a secure Internet browser.  In addition,  you should verify the accuracy of your confirmation statements immediately after you receive them.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed,  please call us or your financial professional.  For American Century
Brokerage accounts, please call 1-888-345-2071.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine  the NAV of the fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  The  fund's  NAV is the  current  value of the  fund's  assets,  minus any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price. As a general rule,  equity securities listed on a U.S.  exchange  are valued at the last current  reported  sale price as of the time of  valuation.  Securities  listed on the  NASDAQ  National  Market  System
(Nasdaq) are valued at the Nasdaq Official  Closing Price (NOCP),  as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time  of  valuation.  The  fund  may  use  pricing  services  to  assist  in the determination of market value.  Unlisted  securities for which market quotations are  readily  available  are  valued at the last  quoted  sale price or the last quoted ask price, as applicable,  except that debt  obligations  with 60 days or less remaining until maturity may be valued at amortized  cost.  Exchange-traded options,  futures and options on futures are valued at the  settlement  price as determined by the appropriate clearing corporation.

If the fund  determines  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the security's  fair value,  such security is valued as determined in good faith by the fund's board or its designee,  in accordance with  procedures  adopted by the  fund's  board.  Circumstances  that may  cause  the  fund to use  alternate procedures to value a security include, but are not limited to:

o    if, after the close of the foreign  exchange on which a portfolio  security is  principally  traded,

                                                                          ------
                                                                              27

     but  before  the close of the NYSE,  an event  occurs  that may  materially affect the value of the security;

o    a debt security has been declared in default; or

o    trading in a security has been halted during the trading day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes are fair rather than being solely determined by the market.

With  respect to any portion of the fund's  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(known as  registered  investment  companies,  or RICs),  the fund's NAV will be calculated  based upon the NAVs of such RICs.  These RICs are required by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities  and other  assets  quoted in foreign  currencies  are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities  in foreign  markets may not take place every day the NYSE is open.  Also,  trading in some foreign markets and on some electronic  trading networks  may take  place on  weekends  or  holidays  when the fund's NAV is not calculated.  So, the value of the fund's  portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make  distributions  to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income  tax on  amounts  distributed.  The  distributions  generally  consist of dividends and interest  received by the fund, as well as CAPITAL GAINS  realized by the fund on the sale of its investment securities.

          *    CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
               AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund  pays  distributions  of  substantially  all of its  income  quarterly.
Distributions  from  realized  capital  gains are paid twice a year,  usually in
March and December. It may make more frequent  distributions,  if necessary,  to comply with Internal  Revenue Code provisions.  Distributions  may be taxable as ordinary  income,  capital gains or a combination of the two.  Capital gains are taxed at  different  rates  depending  on the  length  of time the fund held the securities  that  were  sold.  Distributions  are  reinvested  automatically  in additional shares unless you choose another option.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

                                                                          ------
                                                                              28

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred  account. Tax consequences result from  distributions  by the fund of dividend and interest income it has received or  capital  gains it has  generated  through  its  investment  activities.  Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred account, such as an IRA or an employer-sponsored  retirement  plan,  income and  capital  gains  distributions usually  will not be subject to current  taxation  but will  accumulate  in your account under the plan on a tax-deferred basis.  Likewise,  moving from one fund to another fund within a plan or tax-deferred  account  generally will not cause you to be taxed. For information  about the tax consequences of making purchases or  withdrawals  through  a  tax-deferred  account,  please  consult  your  plan administrator, your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income,  such as dividends and interest earned by the fund from its  investments,  or capital gains  generated by the fund from the sale of its  investment  securities.  Distributions  of income  are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum  required holding period with respect to your shares of the fund, in which case they are taxed as long-term capital gains.

          *    QUALIFIED  DIVIDEND INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM
               THE  STOCK  OF A  DOMESTIC  OR  QUALIFYING  FOREIGN  CORPORATION,
               PROVIDED THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED  HOLDING
               PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

TYPE OF DISTRIBUTION                   TAX RATE FOR 10%     TAX RATE FOR ALL
                                       AND 15% BRACKETS     OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains               Ordinary income          Ordinary income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)     5%                       15%
and Qualified Dividend Income
--------------------------------------------------------------------------------

If the fund's distributions exceed its taxable income and capital gains realized during the tax

                                                                          ------
                                                                              29

year,  all or a portion of the  distributions  made by the fund in that tax year will be  considered  a return of capital.  A return of capital  distribution  is generally  not  subject to tax,  but will reduce your cost basis in the fund and result in higher realized  capital gains (or lower realized capital losses) upon the sale of fund shares.

The tax status of any  distributions  of capital gains is determined by how long the fund held the  underlying  security that was sold,  not by how long you have been  invested  in the fund,  or whether  you  reinvest  your  distributions  in additional shares or take them in cash. For taxable  accounts,  American Century or  your  financial  intermediary  will  inform  you of the tax  status  of fund distributions for each calendar year in an annual tax mailing.

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions -- including  exchanges to other American Century funds -- are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend  is that a fund's  portfolio  may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

                                                                          ------
                                                                              30

MULTIPLE CLASS INFORMATION

American  Century offers the following  classes of shares of the fund:  Investor
Class, Institutional Class, A Class, B Class, C Class and R Class.

The  classes  have  different   fees,   expenses   and/or   minimum   investment
requirements.  The difference in the fee  structures  between the classes is the result of their separate arrangements for shareholder and distribution services.
It is not the result of any  difference  in advisory or custodial  fees or other expenses  related to the management of the fund's  assets,  which do not vary by class. The Institutional  Class is made available to institutional  shareholders or through financial  intermediaries whose clients do not require the same level of shareholder and  administrative  services from the advisor as shareholders of the other classes. As a result, the advisor is able to charge this class a lower unified management fee. Different fees and expenses will affect performance.

Except as  described  below,  all  classes of shares of the fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only  differences  among the  classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund and (f) the B Class provides for automatic  conversion from that class into shares of the A Class of the same fund after eight years.

SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses  associated with the distribution of their shares out of fund assets.  Each class,  except the Investor  Class and  Institutional  Class, offered by this  prospectus  has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class,  1.00% for B and C Classes and 0.50% for R
Class to the distributor for distribution and individual  shareholder  services, including past distribution  services.  The distributor pays all or a portion of such  fees to the  financial  intermediaries  that make the  classes  available.
Because  these  fees may be used to pay for  services  that are not  related  to prospective  sales of the fund,  each class will continue to make payments under its plan even if it is closed to new investors.  Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your  investment  and may cost you more than paying other types of sales charges.  The higher  fees for B and C Class  shares may cost you more over time than  paying  the  initial  sales  charge  for A Class  shares.  For  additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the fund's  distributor may make payments to intermediaries  for various  additional services, other expenses and/or the intermediaries' distribution of the fund out of their profits or other available  sources.  Such payments may be made for one or more of the following: (1) distribution,  which may include expenses incurred by  intermediaries  for their sales activities with respect to the fund, such as preparing,  printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries  for their sales  activities,  as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing  individual and custom  investment  advisory services to clients of the  financial  intermediaries;  and (3)  marketing  and  promotional  services, including business planning assistance,  educating personnel about the fund,

                                                                          ------
                                                                              31

and sponsorship of sales meetings, which may include covering costs of providing speakers,  meals and other  entertainment.  The distributor may sponsor seminars and conferences designed to educate  intermediaries about the fund and may cover the expenses  associated  with  attendance at such  meetings,  including  travel costs.  These  payments and  activities  are intended to provide an incentive to intermediaries  to sell the fund by  educating  them about the fund and  helping defray the costs  associated  with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such  amounts  are paid  out of the  available  assets  of the  advisor  and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

                                                                          ------
                                                                              32

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  fund's
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the fund's  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed  legal  description  of the fund's  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions  about the fund or your accounts,  online at  americancentury.com,  by contacting  American Century at the addresses or telephone  numbers listed below or by contacting your financial intermediary.

You  also  can get  information  about  the fund  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o EDGAR database at sec.gov
                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This prospectus  shall not constitute an offer to sell securities of the fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                            FUND CODE            TICKER
--------------------------------------------------------------------------------
Equity Growth 130/30 Fund

   Investor Class                           989                  N/A
--------------------------------------------------------------------------------
   Institutional Class                      489                  N/A
--------------------------------------------------------------------------------
   A Class                                  789                  N/A
--------------------------------------------------------------------------------
   B Class                                  389                  N/A
--------------------------------------------------------------------------------
   C Class                                  689                  N/A
--------------------------------------------------------------------------------
   R Class                                  289                  N/A
--------------------------------------------------------------------------------

                                                                          ------
                                                                              33

Investment Company Act File No. 811-5447

AMERICAN CENTURY INVESTMENTS
americancentury.com

                                    Banks and Trust Companies, Broker-Dealers,
Self-Directed Retail Investors      Financial Professionals, Insurance Companies
P.O. Box 419200                     P.O. Box 419786
Kansas City, Missouri 64141-6200    Kansas City, Missouri 64141-6786
1-800-345-2021 or 816-531-5575      1-800-345-6488

0804
SH-PRS-xxxx

                                                                           -----
                                                                              34

April 30, 2008

AMERICAN CENTURY INVESTMENTS

STATEMENT OF ADDITIONAL INFORMATION

American Century Quantitative Equity Funds, Inc.

Disciplined Growth Fund
Disciplined Growth 130/30 Fund
Equity Growth Fund
Equity Growth 130/30 Fund
Global Gold Fund
Income & Growth Fund
International Core Equity Fund
Long-Short Equity Fund
NT Equity Growth Fund
NT Small Company Fund
Small Company Fund
Utilities Fund

THIS  STATEMENT OF ADDITIONAL  INFORMATION  ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUSES  DATED  SEPTEMBER  28,  2007  AND  APRIL  30,  2008,  BUT  IS NOT A
PROSPECTUS.   THE  STATEMENT  OF  ADDITIONAL   INFORMATION  SHOULD  BE  READ  IN
CONJUNCTION  WITH  THE  FUNDS'  PROSPECTUSES.  IF YOU  WOULD  LIKE  A COPY  OF A
PROSPECTUS,  PLEASE  CONTACT US AT ONE OF THE  ADDRESSES  OR  TELEPHONE  NUMBERS
LISTED   ON  THE  BACK   COVER  OR  VISIT   AMERICAN   CENTURY'S   WEB  SITE  AT
AMERICANCENTURY.COM.

THIS  STATEMENT OF  ADDITIONAL  INFORMATION  INCORPORATES  BY REFERENCE  CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS,  WHICH ARE
DELIVERED TO ALL  INVESTORS.  YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL OR
SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century Investment Services, Inc., Distributor

                                                                          ------
                                                                               1

THE FUNDS' HISTORY ............................................................X

FUND INVESTMENT GUIDELINES ....................................................X
      Disciplined Growth, Equity Growth, Income & Growth,
      International Core Equity, NT Equity Growth,
      NT Small Company, and Small Company .....................................X
      Long-Short Equity .......................................................X
      Global Gold .............................................................X
      Utilities ...............................................................X
      Disciplined Growth 130/30 and Equity Growth 130/30.......................X

FUND INVESTMENTS AND RISKS ....................................................X
      Investment Strategies and Risks .........................................X
      Investment Policies .....................................................X
      Portfolio Turnover ......................................................X

MANAGEMENT ....................................................................X
      The Board of Directors ..................................................X
      Ownership of Fund Shares ................................................X
      Code of Ethics ..........................................................X
      Proxy Voting Guidelines..................................................X
      Disclosure of Portfolio Holdings.........................................X

THE FUNDS' PRINCIPAL SHAREHOLDERS .............................................X

SERVICE PROVIDERS .............................................................X
      Investment Advisor ......................................................X
      Portfolio Managers.......................................................X
      Transfer Agent and Administrator ........................................X
      Distributor .............................................................X
      Custodian Banks .........................................................X
      Independent Registered Public Accounting Firm............................X

BROKERAGE ALLOCATION ..........................................................X
      Regular Broker-Dealers...................................................X

INFORMATION ABOUT FUND SHARES .................................................X
      Multiple Class Structure ................................................X
      Buying and Selling Fund Shares ..........................................X
      Valuation of a Fund's Securities ........................................X

                                                                          ------
                                                                               2

TAXES .........................................................................X
      Federal Income Taxes ....................................................X
      State and Local Taxes ...................................................X

FINANCIAL STATEMENTS ..........................................................X

                                                                          ------
                                                                               3

THE FUNDS' HISTORY

American  Century  Quantitative  Equity  Funds,  Inc. is a  registered  open-end management  investment  company organized as a Maryland  corporation.  It is the successor in interest to American Century Quantitative Equity Funds,  originally organized as a California  corporation  named Benham Equities,  Inc. on December
31,  1987.  From  August 18,  1988,  to January 1, 1997,  it was known as Benham
Equity Funds.  Throughout the statement of additional  information,  we refer to
American Century  Quantitative  Equity Funds, Inc. as the corporation.  Prior to
January 1, 2007, each fund, except for International  Core Equity,  had a fiscal year ended  December 31.  Beginning on January 1, 2007,  each fund with a fiscal year ended December 31 changed its fiscal year end to June 30.

Each fund  described in this  statement of additional  information is a separate series  of the  corporation  and  operates  for many  purposes  as if it were an independent  company.  Each  fund has its own  investment  objective,  strategy, management team, assets, and tax identification and stock registration numbers.

FUND                                       TICKER SYMBOL        INCEPTION DATE
--------------------------------------------------------------------------------
DISCIPLINED GROWTH

   Investor Class                          ADSIX                  09/30/2005
--------------------------------------------------------------------------------
   Institutional Class                     ADCIX                  09/30/2005
--------------------------------------------------------------------------------
   A Class                                 ADCVX                  09/30/2005
--------------------------------------------------------------------------------
   B Class                                 ADYBX                  09/28/2007
--------------------------------------------------------------------------------
   C Class                                 ADCCX                  09/28/2007
--------------------------------------------------------------------------------
   R Class                                 ADRRX                  09/30/2005
--------------------------------------------------------------------------------
DISCIPLINED GROWTH 130/30

   Investor Class                          N/A                    04/30/2008
--------------------------------------------------------------------------------
   Institutional Class                     N/A                    04/30/2008
--------------------------------------------------------------------------------
   A Class                                 N/A                    04/30/2008
--------------------------------------------------------------------------------
   B Class                                 N/A                    04/30/2008
--------------------------------------------------------------------------------
   C Class                                 N/A                    04/30/2008
--------------------------------------------------------------------------------
   R Class                                 N/A                    04/30/2008
--------------------------------------------------------------------------------
EQUITY GROWTH

   Investor Class                          BEQGX                  05/09/1991
--------------------------------------------------------------------------------
   Institutional Class                     AMEIX                  01/02/1998
--------------------------------------------------------------------------------
   A Class                                 BEQAX                  10/09/1997
--------------------------------------------------------------------------------
   B Class                                 AEYBX                  09/28/2007
--------------------------------------------------------------------------------
   C Class                                 AEYCX                  07/18/2001
--------------------------------------------------------------------------------
   R Class                                 AEYRX                  07/29/2005
--------------------------------------------------------------------------------
EQUITY GROWTH 130/30
--------------------------------------------------------------------------------

                                                                          ------
                                                                               4

--------------------------------------------------------------------------------
   Investor Class                          N/A                    04/30/2008
--------------------------------------------------------------------------------
   Institutional Class                     N/A                    04/30/2008
--------------------------------------------------------------------------------
   A Class                                 N/A                    04/30/2008
--------------------------------------------------------------------------------
   B Class                                 N/A                    04/30/2008
--------------------------------------------------------------------------------
   C Class                                 N/A                    04/30/2008
--------------------------------------------------------------------------------
   R Class                                 N/A                    04/30/2008
--------------------------------------------------------------------------------
GLOBAL GOLD

   Investor Class                          BGEIX                  08/17/1988
--------------------------------------------------------------------------------
   Institutional Class                     AGGNX                  09/28/2007
--------------------------------------------------------------------------------
   A Class                                 ACGGX                  05/06/1998
--------------------------------------------------------------------------------
   B Class                                 AGYBX                  09/28/2007
--------------------------------------------------------------------------------
   C Class                                 AGYCX                  09/28/2007
--------------------------------------------------------------------------------
   R Class                                 AGGWX                  09/28/2007
--------------------------------------------------------------------------------
INCOME & GROWTH

   Investor Class                          BIGRX                  12/17/1990
--------------------------------------------------------------------------------
   Institutional Class                     AMGIX                  01/28/1998
--------------------------------------------------------------------------------
   A Class                                 AMADX                  12/15/1997
--------------------------------------------------------------------------------
   B Class                                 AIGBX                  09/28/2007
--------------------------------------------------------------------------------
   C Class                                 ACGCX                  06/28/2001
--------------------------------------------------------------------------------
   R Class                                 AICRX                  08/29/2003
--------------------------------------------------------------------------------
INTERNATIONAL CORE EQUITY

   Investor Class                          ACIMX                  11/30/2006
--------------------------------------------------------------------------------
   Institutional Class                     ACIUX                  11/30/2006
--------------------------------------------------------------------------------
   A Class                                 ACIQX                  11/30/2006
--------------------------------------------------------------------------------
   B Class                                 ACIJX                  11/30/2006
--------------------------------------------------------------------------------
   C Class                                 ACIKX                  11/30/2006
--------------------------------------------------------------------------------
   R Class                                 ACIRX                  11/30/2006
--------------------------------------------------------------------------------

FUND                                       TICKER SYMBOL        INCEPTION DATE
--------------------------------------------------------------------------------
LONG-SHORT EQUITY

   Investor Class                          ALHIX                  09/30/2005
--------------------------------------------------------------------------------
   Institutional Class                     ALISX                  09/30/2005
--------------------------------------------------------------------------------
   A Class                                 ALIAX                  09/30/2005
--------------------------------------------------------------------------------

                                                                          ------
                                                                               5

--------------------------------------------------------------------------------
   B Class                                 ALIBX                  09/30/2005
--------------------------------------------------------------------------------
   C Class                                 ALICX                  09/30/2005
--------------------------------------------------------------------------------
   R Class                                 ALIRX                  09/30/2005
--------------------------------------------------------------------------------
NT EQUITY GROWTH

   Institutional Class                     ACLEX                  05/12/2006
--------------------------------------------------------------------------------
NT SMALL COMPANY

   Institutional Class                     ACLOX                  05/12/2006
--------------------------------------------------------------------------------
SMALL COMPANY

   Investor Class                          ASQIX                  07/31/1998
--------------------------------------------------------------------------------
   Institutional Class                     ASCQX                  10/01/1999
--------------------------------------------------------------------------------
   R Class                                 ASCRX                  08/29/2003
--------------------------------------------------------------------------------
   Advisor Class                           ASQAX                  09/07/2000
--------------------------------------------------------------------------------
UTILITIES

   Investor Class                          BULIX                  03/01/1993
--------------------------------------------------------------------------------
   Advisor Class                           ACUTX                  06/25/1998
--------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section  explains the extent to which the funds' advisor,  American Century
Investment  Management,  Inc. (ACIM),  can use various  investment  vehicles and
strategies  in  managing  a  fund's  assets.   Descriptions  of  the  investment
techniques and risks associated with individual funds also appear herein,  while techniques  and  risks  applicable  to all of the funds  appear in the  section,
INVESTMENT  STRATEGIES  AND  RISKS,  which  begins on page X. In the case of the funds' principal investment  strategies,  these descriptions  elaborate upon the discussion contained in the prospectuses.

Each fund,  except  Global Gold,  is  diversified  as defined in the  Investment
Company Act of 1940 (the Investment  Company Act).  Diversified means that, with respect to 75% of its total  assets,  each fund will not invest  more than 5% of its total assets in the  securities  of a single  issuer or own more than 10% of the outstanding voting securities of a single issuer (other than U.S. government securities and securities of other investment companies).

Global Gold is classified as nondiversified.  Nondiversified means that the fund may invest a greater  portion of its  assets in a smaller  number of  securities than a diversified fund.

To meet federal tax  requirements for  qualification  as a regulated  investment company,  each fund  must  limit  its  investments  so that at the close of each quarter of its taxable year

(1)  no more than 25% of its total  assets are invested in the  securities  of a single  issuer (other than the U.S.  government  or a regulated  investment company); and

(2)  with  respect to at least 50% of its total  assets,  no more than 5% of its total assets are invested

                                                                          ------
                                                                               6

     in the  securities of a single issuer (other than the U.S.  government or a regulated  investment  company)  or it does  not own  more  than 10% of the outstanding voting securities of a single issuer.

DISCIPLINED GROWTH, EQUITY GROWTH,  INCOME & GROWTH,  INTERNATIONAL CORE EQUITY,
NT EQUITY GROWTH, NT SMALL COMPANY, AND SMALL COMPANY

In  general,   within  the   restrictions   outlined  here  and  in  the  funds'
prospectuses,  the portfolio  managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged  advantageous  under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities  that may be held,  subject to the  investment  restrictions described  below.  It is the  advisor's  intention  that each  fund,  except for
International Core Equity, will generally consist of domestic and foreign common stocks and  equity-equivalent  securities.  It is the advisor's  intention  that
International  Core Equity will  generally  consist of foreign common stocks and equity-equivalent  securities.  However,  subject  to the  specific  limitations applicable to a fund, the funds'  management teams may invest the assets of each fund in varying amounts in other instruments and may use other techniques,  such as those discussed under INVESTMENT  STRATEGIES AND RISKS, when such a course is deemed  appropriate  in order to pursue a fund's  investment  objective.  Senior securities that, in the opinion of the manager,  are high-grade  issues also may be purchased for defensive purposes.

So long as a sufficient  number of  acceptable  securities  are  available,  the portfolio managers intend to keep the funds fully invested in stocks, regardless of the movement of stock prices generally.  In most  circumstances,  each fund's actual  level of cash and cash  equivalents  will be less than 10%. The managers may use  futures  contracts  as a way to expose  each  fund's cash assets to the market,  while  maintaining  liquidity.  The  managers may not leverage a fund's portfolio, so there is no greater market risk to the funds than if they purchase stocks.  See  DERIVATIVE  SECURITIES,  page X, FUTURES AND  OPTIONS,  page X and
SHORT-TERM SECURITIES, page X.

LONG-SHORT EQUITY

Over time, Long-Short Equity aims to achieve its returns with reduced volatility and reduced  market  correlation  as compared to a traditional  equity fund that holds only long  positions.  A  traditional  equity fund is fully exposed to the equity market and thus bears the full market risk of its investments. Long-Short
Equity, however, seeks to reduce its exposure to market movements by combining a short portfolio  (being in a position to profit when securities  prices go down)
with a long portfolio  (being in a position to profit when securities  prices go
up). Reduced exposure to the equity market using this strategy should contribute to lower  overall  volatility  of the fund's  returns.  In addition,  the fund's variation in returns should be somewhat different from a traditional U.S. equity fund.  Traditional  U.S. equity funds normally  produce positive returns in bull markets and negative  returns in bear markets,  making them  correlated with the overall  market.  A primary  goal of  Long-Short  Equity is to provide  positive returns independent of equity market conditions.

GLOBAL GOLD

In  general,  within  the  restrictions  outlined  here  and  in  Global  Gold's prospectus,  the  portfolio  managers  have broad powers to decide how to invest fund assets,  including the power to hold them uninvested.  One of the non-stock investments  the  portfolio  managers may make is in gold

                                                                          ------
                                                                               7

itself, as described below.

GOLD  BULLION.  As a  means  of  seeking  its  principal  objective  of  capital appreciation  and when it is felt to be  appropriate as a possible hedge against inflation,  Global  Gold may invest a portion of its assets in gold  bullion and may hold a portion of its cash in foreign  currency  in the form of gold  coins.
There is, of course,  no assurance that such  investments  will provide  capital appreciation as a hedge against inflation.  The fund's ability to invest in gold bullion is restricted  by the  diversification  requirements  that the fund must meet in order to qualify as a regulated investment company under Subchapter M of the Internal  Revenue  Code of 1986,  as amended  (the Code).  In addition,  the ability of the fund to make such  investments  may be further  restricted by the securities  laws and regulations in effect from time to time in the states where the fund's shares are qualified for sale.

Fund assets will be invested in gold  bullion at such times as the  prospects of such  investments  are, in the opinion of management,  attractive in relation to other  possible  investments.  The basic trading unit for gold bullion is a gold bar weighing  approximately  100 troy ounces with a purity of at least 995/1000, although gold bullion also is sold in much smaller  units.  Gold bars and wafers are usually numbered and bear an indication of purity and the stamp of the assay office, which certifies the bar's purity. Bars of gold bullion historically have traded  primarily  in New York,  London and Zurich gold  markets and in terms of volume,  such gold  markets  have been the major  markets  for  trading  in gold bullion.  Prices in the Zurich gold market generally correspond to the prices in the London gold market.  Since the ownership of gold bullion became legal in the
United States on December 31, 1974,  U.S.  markets for trading gold bullion have developed. It is anticipated that transactions in gold generally will be made in such U.S.  markets,  although such  transactions  may be made in foreign markets when it is deemed to be in the best interest of the fund.  Transactions  in gold bullion by the fund are negotiated with principal  bullion dealers,  unless,  in the portfolio managers' opinion,  more favorable prices (including the costs and expenses described below) are otherwise obtainable. Prices at which gold bullion is  purchased  or sold  include  dealer  mark-ups or  mark-downs  and  insurance expenses,  and may be a greater or lesser  percentage  of the price from time to time,  depending  on whether the price of gold bullion  decreases or  increases.
Because gold bullion does not generate any investment income, the only source of return to the fund on such an  investment  will be from any gains  realized upon its sale,  and negative  return will be realized,  of course,  to the extent the fund sells its gold bullion at a loss.

As is the case  with  respect  to  virtually  all  investments,  there are risks inherent in Global  Gold's  policies of  investing  in  securities  of companies engaged in mining, processing or dealing in gold or other precious metals and in gold bullion. In addition to the general  considerations  described elsewhere in this  statement of  additional  information,  such  investments  may involve the following special considerations:

FLUCTUATIONS  IN THE PRICE OF GOLD.  The price of gold has recently been subject to  substantial  movements  over short  periods of time and may be  affected  by unpredictable  international  monetary and political policies,  such as currency devaluations or revaluations,  economic conditions within an individual country, trade imbalances,  or trade or currency  restrictions  between countries,  world inflation  rates and interest  rates.  The price of gold,  in turn, is likely to affect the market  prices of  securities  of companies  mining,  processing,  or dealing in gold and,  accordingly,  the value of the fund's  investments in such securities also may be affected.

POTENTIAL  EFFECT OF  CONCENTRATION  OF SOURCE OF SUPPLY  AND  CONTROL OF SALES.
Currently, there are only four major sources of primary gold production, and the market share of each source  cannot be readily  ascertained.  One of the largest national producers of gold bullion and platinum is the Republic of South Africa.
Changes in political and economic  conditions  affecting South Africa may have a direct impact on its sales of gold. Under South African law, the only authorized sales  agent for gold  produced  in South  Africa is the  Reserve  Bank of South
Africa which, through its

                                                                          ------
                                                                               8

retention  policies,  controls  the time and place of any sale of South  African bullion.  The South African  Ministry of Mines  determines  gold mining  policy.
South  Africa  depends  predominantly  on gold  sales for the  foreign  exchange necessary to finance its imports, and its sales policy is necessarily subject to national and international economic and political developments.

UNPREDICTABLE MONETARY POLICIES,  ECONOMIC AND POLITICAL CONDITIONS.  The fund's assets  might be less  liquid or the change in the value of its assets  might be more volatile (and less related to general price movements in the U.S.  markets)
than  would be the case  with  investments  in the  securities  of  larger  U.S.
companies,  particularly because the price of gold and other precious metals may be affected by unpredictable  international  monetary  policies and economic and political considerations, governmental controls, conditions of scarcity, surplus or  speculation.  In addition,  the use of gold or Special Drawing Rights (which are also used by members of the  International  Monetary Fund for  international settlements) to settle net deficits and surpluses in trade and capital movements between nations subject the supply and demand,  and therefore the price, of gold to a variety of economic  factors which normally would not affect other types of commodities.

NEW AND DEVELOPING MARKETS FOR PRIVATE GOLD OWNERSHIP. Between 1933 and December
31,  1974,  a market  did not exist in the United  States in which gold  bullion could be purchased by individuals for investment purposes. Since it became legal to invest in gold,  markets  have  developed  in the  United  States.  Any large purchases  or sales of gold  bullion  could  have an effect on the price of gold bullion.  Recently, several central banks have been sellers of gold bullion from their  reserves.  Sales by central  banks and/or rumors of such sales have had a negative effect on gold prices.

EXPERTISE OF THE INVESTMENT  MANAGER.  The  successful  management of the fund's portfolio may be more  dependent  upon the skills and expertise of its portfolio managers  than is the case for most mutual funds because of the need to evaluate the factors identified above.

UTILITIES

Because  Utilities  concentrates  its  assets  in the  utilities  industry,  its performance  depends in part on how favorably  investors perceive this sector of the market relative to other sectors (such as transportation or technology).  Of course,  investor  perceptions of the utilities  industry are driven not only by comparisons  with other  market  sectors  but by trends  and  events  within the utilities industry.  The following is a brief outline of risk factors associated with investment in the utilities industry.

REGULATORY RISKS.  Regulators (primarily at the state level) monitor and control public  utility  company  revenues and costs.  Regulators  can limit profits and dividends  paid to investors;  they also may restrict a company's  access to new markets.  Some analysts observe that state  regulators have become  increasingly active in developing and promoting energy policy through the regulatory process.

NATURAL RESOURCE RISKS. Swift and unpredictable  changes in the price and supply of natural resources can hamper utility company profitability. These changes may be caused by political  events,  energy  conservation  programs,  the success of
exploration   projects,   or  tax  and  other  regulatory  policies  of  various
governments.

ENVIRONMENTAL  RISKS. There are considerable costs associated with environmental
compliance,   nuclear  waste  cleanup  and  safety   regulation.   For  example,
coal-burning  utilities  are under  pressure to curtail  sulfur  emissions,  and utilities  in  general  increasingly  are  called  upon  by  regulators  to bear environmental costs, which may not be easily recovered through rate increases or business growth.

Changing  weather  patterns and natural  disasters  affect  consumer  demand for utility services (e.g.,

                                                                          ------
                                                                               9

electricity,  heat  and air  conditioning),  which,  in  turn,  affects  utility revenues.

TECHNOLOGY  AND  COMPETITIVE   RISKS.  The  introduction  and  phase-in  of  new
technologies can affect a utility company's  competitive  strength.  The race by long-distance  telephone  providers to incorporate fiber optic technology is one example of competitive risk within the utilities industry.

The increasing role of independent power producers (IPPs) in the natural gas and electric  utility  segments  of the  utilities  industry  is another  example of
competitive  risk.   Typically,   IPPs  wholesale  power  to  established  local
providers,  but there is a trend  toward  letting  them sell power  directly  to industrial  consumers.  Co-generation  facilities,  such as  those  of  landfill operators that produce  methane gas as a byproduct of their core business,  pose another  competitive  challenge  to gas and electric  utilities.  In addition to offering a less  expensive  source of power,  these  companies  may receive more favorable  regulatory treatment than utilities seeking to expand facilities that consume nonrenewable energy sources.

INTEREST RATE RISKS.  Utility  companies  usually finance  capital  expenditures
(e.g.,  new plant  construction)  by issuing  long-term debt.  Rising  long-term interest rates increase interest expenses and reduce company earnings.

DISCIPLINED GROWTH 130/30 & EQUITY GROWTH 130/30

Disciplined  Growth 130/30 and Equity Growth 130/30 seek to maintain  investment portfolios with approximately  130% long exposure and 30% short exposure,  for a net 100% long market  exposure.  This structure seeks to provide  investors with the  potential  for greater  risk-adjusted  returns than a long-only  portfolio, while maintaining a similar  investment style and risk  characteristics.  Though the fund will generally hold long  positions  equal to 130% and short  positions equal to 30% of its equity  assets,  the long and short  positions may vary over time  depending on market  conditions.  The funds' long positions may range from
110% to 150% and the funds' short positions may range from 10% to 50%.

Disciplined  Growth  130/30 and Equity  Growth  130/30 will be managed using the same  quantitative  models  employed by  Disciplined  Growth and Equity  Growth, respectively  (see  discussion on page X). The portfolio  managers will maintain long positions in stocks that they identify as the most  attractive and maintain short positions in the stocks they identify as the least attractive.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques the portfolio managers can use in managing a fund's assets.  It also details the risks  associated with each,  because each  investment  vehicle and technique  contributes  to a fund's overall risk profile.

CONVERTIBLE SECURITIES

A convertible  security is a bond,  debenture,  note,  preferred  stock or other security  that may be  converted  into or exchanged  for a prescribed  amount of common stock of the same or a different  issuer within a particular  time period at a specified price or formula.  A convertible  security entitles the holder to receive the interest  paid or accrued on debt or the dividend  paid on preferred stock  until the  convertible  security  matures or is  redeemed,  converted  or exchanged.  Before conversion

                                                                          ------
                                                                              10

or  exchange,  such  securities  ordinarily  provide  a stream  of  income  with generally higher yields than common stocks of the same or similar  issuers,  but lower  than  the  yield on  nonconvertible  debt.  Of  course,  there  can be no assurance  of current  income  because  issuers of  convertible  securities  may default on their obligations.  In addition, there can be no assurance of capital appreciation  because the value of the underlying  common stock will  fluctuate.
Because of the conversion feature, the managers consider convertible  securities to be equity equivalents.

The price of a convertible  security will normally  fluctuate in some proportion to changes in the price of the  underlying  asset.  A  convertible  security  is subject to risks  relating to the activities of the issuer and/or general market and economic  conditions.  The stream of income  typically paid on a convertible security may tend to cushion the security  against  declines in the price of the underlying asset.  However,  the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general,  the value of a  convertible  security is a function  of (1) its yield in  comparison with yields of other  securities of comparable  maturity and quality that do not have a conversion  privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible  security often reflects such variations in the price of the underlying  common stock in a way that a nonconvertible security does not. At any given time, investment value generally  depends upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure.

A convertible  security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption,  the fund  would be  required  to permit  the  issuer to redeem  the security and convert it to underlying common stock or to cash, or would sell the convertible  security to a third party,  which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the  convertible  security  to  sell  that  security  back  to the  issuer  at a predetermined  price.  A fund generally  invests in  convertible  securities for their favorable price  characteristics  and total return  potential and normally would not  exercise  an option  to  convert  unless  the  security  is called or conversion is forced.

DEBT SECURITIES

Each of the funds may  invest in debt  securities  when the  portfolio  managers believe such  securities  represent an attractive  investment  for the fund. The funds may invest in debt securities for income, or as a defensive  strategy when the managers believe adverse economic or market conditions exist.

The value of debt  securities in which the funds may invest will fluctuate based upon  changes in  interest  rates and the credit  quality  of the  issuer.  Debt securities will be limited to  investment-grade  obligations.  Investment  grade means that at the time of purchase,  such  obligations are rated within the four highest categories by a nationally  recognized  statistical rating  organization
(for example, at least Baa by Moody's Investors Service, Inc. or BBB by Standard
&  Poor's  Corporation),  or, if not  rated,  are of  equivalent  investment quality as determined by the funds' advisor.  According to Moody's,  bonds rated
Baa are medium-grade and possess some speculative characteristics.  A BBB rating by S&P  indicates  S&P's belief that a security  exhibits a satisfactory degree of safety and capacity for repayment,  but is more  vulnerable to adverse economic conditions and changing circumstances.

In addition,  the value of a fund's investments in fixed-income  securities will change as  prevailing  interest  rates  change.  In general,  the prices of such securities  vary inversely  with interest  rates.  As prevailing  interest rates fall,  the  prices of bonds and other  securities  that  trade on a yield  basis generally rise. When prevailing interest rates rise, bond prices generally fall.
Depending  upon  the  particular  amount  and  type of  fixed-income  securities holdings of a fund,  these changes may impact

                                                                          ------
                                                                              11

the net asset value of that fund's shares.

DEPOSITARY RECEIPTS

American  Depositary Receipts (ADRs) and European Depositary Receipts (EDRs) are
receipts  representing  ownership  of shares of a  foreign-based  issuer held in trust by a bank or similar  financial  institution.  These are designed for U.S.
and  European  securities  markets  as  alternatives  to  purchasing  underlying securities in their corresponding national markets and currencies. ADRs and EDRs can be sponsored or unsponsored.

Sponsored  ADRs  and  EDRs  are  certificates  in  which  a  bank  or  financial institution participates with a custodian.  Issuers of unsponsored ADRs and EDRs are not contractually  obligated to disclose material  information in the United
States.  Therefore,  there may not be a correlation between such information and the market value of the unsponsored ADR or EDR.

ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer.  They are issued by U.S. banks and traded on exchanges or over the counter in the United States.  Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign  issuer has allocated for trading in the United States.  ADRs,  ordinary shares and New York shares all may be purchased with and sold for U.S.  dollars, which protect the fund from the foreign  settlement  risks  described  under the section titled FOREIGN SECURITIES, page X.

DERIVATIVE SECURITIES

To the extent permitted by its investment objectives and policies, each fund may invest in securities  that are commonly  referred to as  derivative  securities.
Generally, a derivative security is a financial arrangement,  the value of which is based on, or derived from, a traditional security, asset, or market index.

Certain  derivative  securities  may be described as structured  investments.  A structured  investment is a security  whose value or performance is linked to an underlying  index  or other  security  or asset  class.  Structured  investments
include    asset-backed    securities   (ABS),    commercial   and   residential
mortgage-backed   securities  (MBS  and  CMBS),  and   collateralized   mortgage
obligations (CMO), which are described more fully below.  Structured investments also  include  securities  backed  by  other  types  of  collateral.  Structured investments  involve the  transfer of  specified  financial  assets to a special purpose  entity,  generally a corporation or trust,  or the deposit of financial assets with a custodian;  and the issuance of securities or depositary  receipts backed by, or representing interests in, those assets.

Some structured investments are individually negotiated agreements or are traded over the  counter.  Structured  investments  may be  organized  and  operated to restructure the investment  characteristics of the underlying security. The cash flow on the underlying  instruments  may be  apportioned  among the newly issued
structured   securities  to  create   securities   with   different   investment
characteristics,  such as varying  maturities,  payment  priorities and interest rate provisions, and the extent of such payments made with respect to structured securities  is  dependent  on the  extent  of the  cash  flow on the  underlying
instruments.   Because  structured   securities   typically  involve  no  credit
enhancement,  their  credit risk  generally  will be  equivalent  to that of the underlying  instruments.  Structured securities are subject to such risks as the inability or unwillingness of the issuers of the underlying  securities to repay principal and interest, and requests by the issuers of the underlying securities to reschedule or  restructure  outstanding  debt and to extend  additional  loan amounts.

Some derivative  securities,  such as  mortgage-related  and other  asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid

                                                                          ------
                                                                              12

than more traditional debt securities.

There are many different types of derivative  securities and many different ways to use them.  Futures and  options are  commonly  used for  traditional  hedging purposes to attempt to protect a fund from exposure to changing  interest rates, securities prices or currency  exchange rates, and for cash management  purposes as a low-cost  method of gaining  exposure  to a  particular  securities  market without investing directly in those securities.

The return on a derivative  security may  increase or decrease,  depending  upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

o    the risk that the underlying security, interest rate, market index or other financial  asset  will not move in the  direction  the  portfolio  managers anticipate;

o    the  possibility  that  there may be no  liquid  secondary  market,  or the possibility that price  fluctuation  limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o    the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.

A fund may not invest in a derivative security unless the reference index or the instrument  to which it  relates is an  eligible  investment  for the fund.  For example,  a security whose  underlying value is linked to the price of oil would not be a permissible  investment because the funds may not invest in oil and gas leases or futures. A fund may not invest in a derivative security if its credit, interest rate, liquidity, counterparty and other risks associated with ownership of  the  security  are  outside  acceptable  limits  set  forth  in  the  fund's prospectus.  The funds' Board of Directors  has  reviewed the  advisor's  policy regarding  investments in derivative  securities.  That policy specifies factors that must be considered in connection  with a purchase of derivative  securities and provides that a fund may not invest in a derivative  security if it would be possible  for a  fund  to  lose  more  money  than  the  notional  value  of the investment.  The policy also  establishes a committee  that must review  certain proposed purchases before the purchases can be made.

EQUITY EQUIVALENTS

In addition to investing in common stocks,  the funds may invest in other equity securities and equity  equivalents,  including  securities that permit a fund to receive an equity  interest in an issuer,  the  opportunity to acquire an equity interest in an issuer,  or the opportunity to receive a return on its investment that  permits the fund to benefit  from the growth over time in the equity of an issuer.  Examples of equity securities and equity equivalents  include preferred stock, convertible preferred stock and convertible securities.

Equity  equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, which are described on page 8, are an example of the type of derivative  security in which a fund might invest.

FOREIGN SECURITIES

Each fund may  invest  its  assets  in the  securities  of  issuers  located  in
developed  foreign  countries,   including  foreign   governments,   when  these
securities  meet its standards of selection.  In determining  where a company is located,  the portfolio managers will consider various factors,  including where the company is  headquartered,  where the  company's  principal  operations  are located,  where the company's revenues are derived,  where the principal trading market is located and the  country in which the  company was legally  organized.
The  weight  given  to  each  of  these  factors  will  vary

                                                                          ------
                                                                              13

depending on the  circumstances  in a given case. The funds  consider  developed countries to include Australia,  Austria,  Belgium,  Bermuda,  Canada,  Denmark,
Finland,  France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Luxembourg,
the  Netherlands,  New Zealand,  Norway,  Portugal,  Singapore,  Spain,  Sweden,
Switzerland,  the United  Kingdom and the United  States.  Securities of foreign issuers may trade in the U.S. or foreign securities markets.

A description of the International Core Equity and Global Gold funds' investment strategies  regarding  foreign  securities  is contained in their  prospectuses.

Investments in foreign securities generally involve greater risks than investing in securities of domestic companies, including:

CURRENCY  RISK.  The value of the foreign  investments  held by the funds may be significantly  affected by changes in currency  exchange rates. The dollar value of a foreign  security  generally  decreases  when the value of the dollar rises against the foreign currency in which the security is denominated,  and tends to increase when the value of the dollar falls against such currency.  In addition, the value of fund assets may be affected by losses and other  expenses  incurred in converting  between various  currencies in order to purchase and sell foreign securities, and by currency restrictions,  exchange control regulation, currency devaluations and political developments.

POLITICAL AND ECONOMIC RISK. The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to  significantly  different  forces.  Political or social  instability, expropriation,  nationalization,  confiscatory  taxation, and limitations on the removal  of funds or other  assets,  also  could  adversely  affect the value of investments.  Further,  the funds may find it  difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

REGULATORY RISK.  Foreign companies  generally are not subject to the regulatory controls  imposed  on U.S.  issuers  and,  in  general,  there is less  publicly available  information about foreign securities than is available about domestic securities.  Many  foreign  companies  are not  subject to  uniform  accounting,
auditing  and  financial   reporting   standards,   practices  and  requirements
comparable  to those  applicable  to domestic  companies.  Income  from  foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK. Brokerage commission rates in foreign countries,  which generally are fixed rather than subject to  negotiation as in the United States, are likely to be higher.  The  securities  markets in many of the  countries  in which the funds may invest will have  substantially less trading volume than the principal U.S. markets.  As a result,  the securities of some companies in these countries may be less liquid and more volatile than comparable U.S.  securities.
Furthermore,  one securities  broker may represent all or a significant  part of the trading  volume in a particular  country,  resulting in higher trading costs and decreased  liquidity due to a lack of alternative  trading  partners.  There generally  is less  government  regulation  and  supervision  of  foreign  stock exchanges,  brokers  and  issuers,  which  may  make  it  difficult  to  enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK.  Foreign  securities  markets also have different clearance  and  settlement  procedures,  and in certain  markets there have been times  when  settlements  have  been  unable  to keep  pace  with the  volume of securities  transactions,  making it  difficult  to conduct  such  transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned.  The inability of the funds to make intended  security  purchases due to clearance and  settlement  problems could cause the funds to miss attractive investment opportunities.  Inability to dispose of portfolio  securities due to clearance and settlement  problems could result either in losses to the funds due to subsequent  declines in the value of the portfolio security or, if the funds have entered into a contract to sell the security,

                                                                          ------
                                                                              14

liability to the purchaser.

OWNERSHIP  RISK.  Evidence of  securities  ownership  may be  uncertain  in many foreign  countries.  As a result,  there is a risk that a fund's  trade  details could be incorrectly  or  fraudulently  entered at the time of the  transaction, resulting in a loss to the fund.

EMERGING MARKETS RISK. Global Gold,  International Core Equity and Utilities may
invest a minority  portion of their holdings in securities of issuers located in emerging market  (developing)  countries.  The funds consider  "emerging  market
(developing)  countries" to include all countries that are not considered by the advisor to be developed countries, which are listed on page 10.

Investing  in  securities  of  issuers in  emerging  market  countries  involves exposure to significantly higher risk than investing in countries with developed markets.  Emerging market countries may have economic  structures that generally are less diverse and mature,  and  political  systems that can be expected to be less stable than those of  developed  countries.  Securities  prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater  uncertainties of investing in lesser  developed  markets and economies.  In particular,  emerging  market  countries may have  relatively unstable governments, and may present the risk of nationalization of businesses, expropriation,  confiscatory  taxation  or in certain  instances,  reversion  to closed-market,  centrally planned  economies.  Such countries may also have less protection of property rights than developed countries.

The economies of emerging market countries may be based  predominantly on only a few industries or may be dependent on revenues from particular commodities or on international  aid or  developmental  assistance,  may be highly  vulnerable  to changes in local or global  trade  conditions,  and may suffer from  extreme and volatile debt burdens or inflation  rates.  In addition,  securities  markets in emerging market  countries may trade a relatively small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity  and in  volatility  in the price of securities traded on those markets.  Also,  securities markets in emerging market countries typically offer less regulatory protection for investors.

FORWARD CURRENCY EXCHANGE CONTRACTS

Each fund may purchase and sell  foreign  currency on a spot (i.e.,  cash) basis and may engage in forward  currency  contracts,  currency  options  and  futures transactions for hedging or any other lawful purpose. See DERIVATIVE SECURITIES, page X.

The funds expect to use forward currency contracts under two circumstances:

(1)  When  the  portfolio   managers  are   purchasing  or  selling  a  security
     denominated in a foreign currency and wish to lock in the U.S. dollar price of that  security,  the  portfolio  managers  would be able to enter into a forward currency contract to do so; or

(2)  When the  portfolio  managers  believe  that the  currency of a  particular foreign country may suffer a substantial decline against the U.S. dollar, a fund  would be able to  enter  into a  forward  currency  contract  to sell foreign currency for a fixed U.S. dollar amount  approximating the value of some or all of its portfolio  securities  either  denominated  in, or whose value is tied to, such foreign currency.

In the first  circumstance,  when a fund enters into a trade for the purchase or sale of a security  denominated  in a foreign  currency,  it may be desirable to establish (lock in) the U.S.  dollar cost or proceeds.  By entering into forward currency  contracts  in U.S.  dollars  for  the  purchase  or sale of a  foreign currency involved in an underlying security  transaction,  the fund will be able to protect  itself  against a possible loss between trade and  settlement  dates resulting from the adverse change in the  relationship  between the U.S.  dollar and the subject foreign currency.

In the  second  circumstance,  when  the  portfolio  managers  believe  that the currency of a particular

                                                                          ------
                                                                              15

country may suffer a substantial  decline  relative to the U.S.  dollar,  a fund could enter into a forward  currency  contract to sell for a fixed dollar amount the amount in foreign  currencies  approximating the value of some or all of its portfolio  securities  either  denominated  in, or whose  value is tied to, such foreign currency. A fund will cover outstanding forward contracts by maintaining liquid  portfolio  securities  denominated  in, or whose  value is tied to,  the currency  underlying the forward  contract or the currency being hedged.  To the extent  that a fund is not able to cover its  forward  currency  positions  with underlying portfolio securities,  the fund will segregate on its records cash or other liquid assets  having a value equal to the aggregate  amount of the fund's commitments under the forward currency contracts.

The precise matching of forward currency  contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign  currencies will change as a consequence of market movements in the values of those  securities  between the date the forward  currency  contract is entered  into and the date it matures.  Predicting  short-term  currency  market movements is extremely  difficult,  and the  successful  execution of short-term hedging strategy is highly  uncertain.  The portfolio  managers do not intend to enter into such contracts on a regular  basis.  Normally,  consideration  of the
prospect  for  currency   parities  will  be  incorporated  into  the  long-term
investment  decisions made with respect to overall  diversification  strategies.
However, the portfolio managers believe that it is important to have flexibility to enter into such forward currency  contracts when they determine that a fund's best interests may be served.

When the  forward  currency  contract  matures,  the fund  may  either  sell the portfolio  security and make delivery of the foreign currency,  or it may retain the security and  terminate the  obligation  to deliver the foreign  currency by purchasing an offsetting forward currency contract with the same currency trader that obligates the fund to purchase,  on the same maturity date, the same amount of the foreign currency.

It is  impossible  to  forecast  with  absolute  precision  the market  value of portfolio  securities  at the  expiration  of  the  forward  currency  contract.
Accordingly,  it may be  necessary  for a fund to  purchase  additional  foreign currency  on the spot  market  (and bear the  expense of such  purchase)  if the market  value of the  security is less than the amount of foreign  currency  the fund is  obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

FUTURES AND OPTIONS

Each fund may enter  into  futures  contracts,  options  or  options  on futures contracts.  Futures  contracts provide for the sale by one party and purchase by another  party of a specific  security  at a  specified  future  time and price.
Generally, futures transactions will be used to:

o    protect against a decline in market value of the fund's securities  (taking a short futures position); or

o    protect  against the risk of an increase in market value for  securities in which  the  fund  generally  invests  at  a  time  when  the  fund  is  not fully-invested (taking a long futures position); or

o    provide a temporary  substitute for the purchase of an individual  security that may not be purchased in an orderly fashion.

Some futures and options  strategies,  such as selling futures,  buying puts and writing calls,  hedge a fund's  investments  against price  fluctuations.  Other strategies,  such as buying  futures,  writing  puts and buying  calls,  tend to increase market exposure.

Although  other  techniques  may be used to control a fund's  exposure to market fluctuations,  the use of futures  contracts  may be a more  effective  means of hedging this  exposure.  While a fund pays  brokerage  commissions in connection with opening and closing out futures  positions,  these costs are lower than the
transaction   costs  incurred  in  the  purchase  and  sale  of  the  underlying

                                                                          ------
                                                                              16

securities.

For example,  the sale of a future by a fund means the fund becomes obligated to deliver  the  security  (or  securities,  in the case of an index  future)  at a specified  price on a specified  date.  The  purchase of a future means the fund becomes  obligated to buy the security (or securities) at a specified price on a specified  date.  The  portfolio  managers  may  engage in futures  and  options transactions  based on securities  indices,  provided that the  transactions are consistent with the fund's investment  objectives.  Examples of indices that may be used include the Bond Buyer Index of Municipal Bonds for fixed-income  funds, or the S&P  500(R) Index for equity  funds.  The managers also may engage in futures and options transactions based on specific securities. Futures contracts are traded on national  futures  exchanges.  Futures  exchanges  and trading are regulated  under the  Commodity  Exchange Act by the Commodity  Futures  Trading
Commission (CFTC), a U.S. government agency.

Index futures  contracts differ from traditional  futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead,  these contracts settle in cash at the spot market  value of the index.  Although  other types of futures  contracts by their terms call for actual  delivery or acceptance of the underlying  securities,  in most cases the  contracts  are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e.,  buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount.  This amount is known as initial margin.  The margin  deposit is intended to ensure  completion  of the contract  (delivery or acceptance  of the  underlying  security) if it is not  terminated  prior to the specified  delivery  date.  A  margin  deposit  does  not  constitute  a  margin transaction for purposes of the fund's investment restrictions.  Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition,  brokers may establish margin deposit  requirements that are higher than the exchange  minimums.  Cash held in the margin accounts  generally is not income-producing. However, coupon-bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income.  Subsequent  payments to and from the broker,  called variation margin,  will be made on a daily basis as the price of the underlying securities or index fluctuates, making the future more or less  valuable,  a process  known as  marking  the  contract  to market.
Changes in  variation  margin are  recorded by the fund as  unrealized  gains or losses.

At any time prior to expiration  of the future,  the fund may elect to close the position by taking an opposite  position.  A final  determination  of  variation margin is then made;  additional  cash is  required to be paid by or released to the fund and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures  and  options  prices can be  volatile,  and  trading  in these  markets involves  certain  risks.  If  the  portfolio  managers  apply  a  hedge  at  an inappropriate  time or judge interest rate or equity market trends  incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position  because of an illiquid  secondary  market.  Futures  contracts may be closed out only on an exchange that provides a secondary market for these  contracts,  and there is no assurance that a liquid secondary  market will exist for any particular  futures contract at any particular time. Consequently, it may not be possible to close a futures  position  when  the  portfolio  managers  consider  it  appropriate  or desirable  to do so. In the event of adverse  price  movements,  a fund would be required to continue making daily cash payments to maintain its required margin.
If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin  requirements at a time when the portfolio  managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of

                                                                          ------
                                                                              17

instruments  underlying  futures contracts it holds. The portfolio managers will seek to minimize these risks by limiting the futures  contracts  entered into on behalf of the funds to those traded on national futures  exchanges and for which there appears to be a liquid secondary market.

A fund could  suffer  losses if the prices of its futures and options  positions were poorly correlated with its other investments,  or if securities  underlying futures contracts purchased by a fund had different maturities than those of the portfolio  securities being hedged. Such imperfect  correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin  payments it has deposited  with a margin broker if, for example, the broker became bankrupt.

Most  futures  exchanges  limit the amount of  fluctuation  permitted in futures contract  prices during a single  trading day. The daily limit  establishes  the maximum  amount that the price of a futures  contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price  beyond  the  limit.  However,  the  daily  limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily  limit for  several  consecutive  trading  days with little or no trading, thereby  preventing prompt  liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the  obligation,  to sell the  futures  contract  (a put  option)  or to buy the contract (a call  option) at a fixed  strike  price.  A fund can  terminate  its position in a put option by allowing it to expire or by  exercising  the option.
If the  option  is  exercised,  the fund  completes  the sale of the  underlying security at the strike price.  Purchasing  an option on a futures  contract does not require a fund to make margin payments unless the option is exercised.

Although  they do not  currently  intend to do so, the funds may write (or sell)
call options  that  obligate  them to sell (or deliver) the option's  underlying instrument  upon  exercise of the option.  While the receipt of option  premiums would  mitigate  the  effects of price  declines,  the funds  would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract  open until the  obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Each fund may enter  into  futures  contracts,  options  or  options  on futures contracts.

Under the  Commodity  Exchange  Act, a fund may enter into  futures  and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial  margin and option  premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total  assets.  To the extent  required by law, each fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

INVESTMENT IN ISSUERS WITH LIMITED OPERATING HISTORIES

The funds may  invest a portion  of their  assets in the  equity  securities  of issuers with limited  operating  histories.  The managers  consider an issuer to have a limited  operating history if that issuer has a record of less than three years of continuous  operation.  The managers  will consider

                                                                          ------
                                                                              18

periods of capital  formation,  incubation,  consolidations,  and  research  and development  in  determining  whether a particular  issuer has a record of three years of continuous operation.

Investments  in  securities  of issuers with  limited  operating  histories  may involve greater risks than investments in securities of more mature issuers.  By their nature,  such issuers  present limited  operating  histories and financial information upon which the managers may base their investment decision on behalf of the funds.  In  addition,  financial  and other  information  regarding  such issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation,  "issuers"  refers to operating  companies that issue  securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations.  It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations  or income  streams.  For example,  a fund's  investments in a trust created  for the  purpose of pooling  mortgage  obligations  or other  financial assets would not be subject to the limitation.

OTHER INVESTMENT COMPANIES

Each of the  funds  may  invest in other  investment  companies,  such as mutual funds,  provided that the  investment is consistent  with the fund's  investment policies and restrictions. Under the Investment Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to

o    3% of the total voting stock of any one investment company;

o    5% of the fund's total assets with respect to any one  investment  company;
     and

o    10% of the fund's total assets in the aggregate.

A fund's  investments  in other  investment  companies  may include money market funds managed by the advisor.  Investments in money market funds are not subject to the percentage limitations set forth above.

Such  purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary  brokers'
commissions.  As a shareholder of another investment company, a fund would bear, along  with other  shareholders,  its pro rata  portion of the other  investment company's expenses, including advisory fees. These expenses would be in addition to the management  fee that each fund bears directly in connection  with its own operations.

Each fund may invest in exchange traded funds (ETFs),  such as Standard & Poor's
Depositary  Receipts  (SPDRs) and the Lehman  Aggregate  Bond ETF, with the same percentage  limitations as investments in registered investment companies.  ETFs are a type of fund bought and sold on a securities exchange.  An ETF trades like common stock and usually represents a fixed portfolio of securities  designed to track the  performance  and dividend  yield of a particular  domestic or foreign market  index.  A fund may  purchase an ETF to  temporarily  gain  exposure to a portion of the U.S. or a foreign  market while  awaiting  purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF  could  result  in it being  more  volatile.  Additionally,  ETFs have management fees, which increase their cost.

PORTFOLIO LENDING

In order to realize additional income,  each fund, except for Long-Short Equity, may lend its portfolio  securities.  Such loans may not exceed  one-third of the fund's total assets valued at market except

o    through the purchase of debt  securities in accordance  with its investment objective, policies

                                                                          ------
                                                                              19

     and limitations; or

o    by engaging in repurchase agreements with respect to portfolio securities.

REPURCHASE AGREEMENTS

Each fund may invest in  repurchase  agreements  when they present an attractive short-term  return on cash that is not  otherwise  committed  to the purchase of securities pursuant to the investment policies of that fund.

A  repurchase  agreement  occurs  when,  at  the  time  the  fund  purchases  an interest-bearing  obligation,  the seller (a bank or a broker-dealer  registered under the Securities  Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon  price.  The  repurchase  price reflects an agreed-upon  interest  rate during the time the fund's  money is invested in the security.

Because  the  security  purchased  constitutes  collateral  for  the  repurchase obligation,  a repurchase  agreement can be considered a loan  collateralized by the  security  purchased.  The fund's  risk is the  seller's  ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in  disposing  of the  collateral,  which would  reduce the amount realized  thereon.  If the seller seeks relief under the bankruptcy laws, the  disposition of the collateral may be delayed or limited.  To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase  agreement  transactions to securities issued by the U.S. government and its agencies and instrumentalities,  and will enter into such  transactions  with  those  banks and  securities  dealers  who are  deemed creditworthy by the funds' advisor.

Repurchase  agreements  maturing  in more than seven days would  count  toward a fund's 15% limit on illiquid securities.

RESTRICTED AND ILLIQUID SECURITIES

The funds may, from time to time,  purchase  restricted or illiquid  securities,
including  Rule  144A  securities,   when  they  present  attractive  investment
opportunities  that otherwise meet the funds' criteria for selection.  Rule 144A securities  are  securities  that are  privately  placed  with and traded  among qualified  institutional investors rather than the general public. Although Rule
144A securities are considered restricted  securities,  they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
SEC has  taken  the  position  that  the  liquidity  of such  securities  in the portfolio of a fund offering redeemable securities is a question of fact for the
Board of  Directors  to  determine.  Such  determination  is to be based  upon a consideration  of the readily  available  trading  markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and  establishing  the guidelines and procedures for  determining the liquidity  of Rule  144A  securities.  As  allowed  by Rule  144A,  the Board of
Directors has delegated the day-to-day  function of determining the liquidity of
Rule  144A  securities  to  the  portfolio  managers.   The  board  retains  the
responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional  investors,  the  liquidity  of  such  securities  may be  limited accordingly  and a fund  may,  from  time to  time,  hold a Rule  144A or  other security  that is  illiquid.  In such an  event,  the  portfolio  managers  will consider appropriate remedies to minimize the effect on such fund's liquidity.

SHORT SALES

                                                                          ------
                                                                              20

A security is sold short when a fund sells a security it does not own. To sell a security  short, a fund must borrow the security from someone else to deliver it to the buyer.  That fund then replaces the borrowed security by purchasing it at the market  price at or before the time of  replacement.  Until it replaces  the security,  the fund repays the person that lent it the security for any interest or dividends  that may have been paid or accrued  during the period of the loan.
Each fund,  other than  Long-Short  Equity,  may engage in short  sales for cash management purposes only if, at the time of the short sale, the fund owns or has the right to acquire securities  equivalent in kind and amount to the securities being sold short.

The use of short sales is a primary  investment  strategy of Disciplined  Growth
130/30,  Equity  Growth  130/30 and  Long-Short  Equity.  Each of these funds is required to maintain a segregated  account of cash,  cash  equivalents  or other appropriate  liquid securities with its custodian in at least an amount equal to the current market value of the securities  sold short until the fund replaces a borrowed security.

In short sale  transactions,  a fund's  gain is limited to the price at which it sold the security  short;  its loss is limited only by the maximum price it must pay to acquire the security  less the price at which the  security was sold.  In theory, losses from short sales may be unlimited.  Until a security that is sold short is  acquired  by a fund,  that fund must pay the  lender any  interest  or dividends that may have been paid or accrued during the loan period. In order to borrow the security,  a fund may be required to pay  compensation  to the lender for  securities  that are  difficult  to borrow due to demand or other  factors.
Short  sales also  cause a fund to incur  brokerage  fees and other  transaction costs.  Therefore,  the amount of any gain a fund may receive  from a short sale transaction  is decreased and the amount of any loss  increased by the amount of compensation to the lender,  accrued interest or dividends and transaction costs a fund may be required to pay.

There is no guarantee  that a fund will be able to close out a short position at any  particular  time or at a particular  price.  During the time that a fund is short a security, it is subject to the risk that the lender of the security will terminate the loan at a time when the fund is unable to borrow the same security from another  lender.  If that occurs,  the fund may be "bought in" at the price required to purchase the security needed to close out the short position,  which may be a disadvantageous price.

SHORT-TERM SECURITIES

In order to meet anticipated  redemptions,  anticipated  purchases of additional securities for a fund's  portfolio,  or, in some cases, for temporary  defensive purposes,  the funds may  invest a portion of their  assets in money  market and other short-term securities.

Examples of those securities include:

o    Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

o    Commercial Paper;

o    Certificates of Deposit and Euro Dollar Certificates of Deposit;

o    Bankers' Acceptances;

o    Short-term notes, bonds, debentures or other debt instruments;

o    Repurchase agreements; and

o    Money market funds.

U.S. GOVERNMENT SECURITIES

Each fund may invest in U.S. government  securities,  including bills, notes and bonds  issued  by the U.S.  Treasury  and  securities  issued or  guaranteed  by agencies  or  instrumentalities  of the U.S.

                                                                          ------
                                                                              21

government.  Some U.S.  government  securities  are supported by the direct full faith and credit of the U.S.  government;  others are  supported by the right of the issuer to borrow from the U.S. Treasury;  others,  such as securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S.  government  to purchase the  agencies'  obligations;  and others  are  supported  only  by the  credit  of  the  issuing  or  guaranteeing instrumentality.  There is no assurance  that the U.S.  government  will provide financial support to an  instrumentality it sponsors when it is not obligated by law to do so.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

The funds may sometimes  purchase new issues of  securities on a when-issued  or forward commitment basis in which the transaction price and yield are each fixed at the time the  commitment is made,  but payment and delivery occur at a future date.

For  example,  a fund may sell a security and at the same time make a commitment to purchase  the same or a  comparable  security at a future date and  specified price.  Conversely,  a fund may  purchase a security and at the same time make a commitment  to sell  the same or a  comparable  security  at a  future  date and specified price. These types of transactions are executed simultaneously in what are known as  dollar-rolls  (buy/sell  back  transactions),  cash and carry,  or financing  transactions.  For example,  a  broker-dealer  may seek to purchase a particular  security  that a fund owns.  The fund will sell that security to the broker-dealer and simultaneously  enter into a forward  commitment  agreement to buy it back at a future date. This type of transaction  generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing  securities on a when-issued or forward commitment basis, a fund assumes  the rights  and risks of  ownership,  including  the risks of price and yield  fluctuations.  Market rates of interest on debt securities at the time of delivery  may be higher or lower than those  contracted  for on the  when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund.  While the fund will make  commitments to purchase or sell  securities  with the  intention  of actually  receiving  or delivering them, it may sell the securities  before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing  securities on a when-issued or forward  commitment  basis, a fund will  establish  and maintain  until the  settlement  date a segregated  account consisting of cash, cash equivalents or other  appropriate  liquid securities in an amount  sufficient to meet the purchase  price.  To the extent a fund remains fully  invested  or almost  fully  invested  at the same  time it has  purchased securities on a when-issued basis, there will be greater fluctuations in its net asset value than if it solely set aside cash to pay for when-issued  securities.
When the time comes to pay for the  when-issued  securities,  the fund will meet its  obligations  with  available  cash,  through  the sale of  securities,  or, although  it would not  normally  expect to do so, by  selling  the  when-issued securities  themselves  (which may have a market value  greater or less than the fund's payment  obligation).  Selling  securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

INVESTMENT POLICIES

Unless otherwise indicated,  with the exception of the percentage limitations on borrowing,  the policies  described below apply at the time a fund enters into a transaction.  Accordingly,  any later increase or decrease  beyond the specified limitation  resulting from a change in a fund's assets will not be considered in determining whether it has complied with its investment policies.

FUNDAMENTAL INVESTMENT POLICIES

                                                                          ------
                                                                              22

The funds' fundamental investment policies are set forth below. These investment policies and the funds'  investment  objectives set forth in their  prospectuses may not be changed without  approval of a majority of the  outstanding  votes of shareholders of a fund, as determined in accordance with the Investment  Company
Act.

SUBJECT                       POLICY
--------------------------------------------------------------------------------
Senior Securities             A fund may not issue senior securities,  except as
                              permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing                     A fund may not borrow  money,  except  that a fund
                              may borrow for  temporary  or  emergency  purposes
                              (not for  leveraging or  investment)  in an amount
                              not exceeding  33(1)/3% of the fund's total assets
                              (including the amount  borrowed) less  liabilities
                              (other than borrowings).
--------------------------------------------------------------------------------
Lending                       A fund may not lend any security or make any other
                              loan if, as a result,  more than  33(1)/3%  of the
                              fund's   total  assets  would  be  lent  to  other
                              parties,  except (i) through the  purchase of debt
                              securities  in  accordance   with  its  investment
                              objective,  policies  and  limitations  or (ii) by
                              engaging in repurchase  agreements with respect to
                              portfolio securities.
--------------------------------------------------------------------------------
Real Estate                   A fund may not purchase or sell real estate unless
                              acquired as a result of ownership of securities or
                              other instruments. This policy shall not prevent a
                              fund  from   investing  in   securities  or  other
                              instruments backed by real estate or securities of
                              companies  that deal in real estate or are engaged
                              in the real estate business.
--------------------------------------------------------------------------------
Concentration                 Disciplined  Growth,  Disciplined  Growth  130/30,
                              Equity  Growth,  Equity  Growth  130/30,  Income &
                              Growth,   International  Core  Equity,  Long-Short
                              Equity,  NT Equity  Growth,  NT Small  Company and
                              Small   Company   may   not   concentrate    their
                              investments   in   securities   of  issuers  in  a
                              particular  industry (other than securities issued
                              or guaranteed by the U.S. government or any of its
                              agencies  or  instrumentalities).  The other funds
                              may   not   deviate   from   their   policies   of
                              concentrating investments in securities of issuers
                              as  follows:   engaged  in  mining,   fabricating,
                              processing  or dealing  in gold or other  precious
                              metals,  such as silver,  platinum  and  palladium
                              [Global  Gold only];  or engaged in the  utilities
                              industry [Utilities only].
--------------------------------------------------------------------------------
Underwriting                  A fund may not act as an underwriter of securities
                              issued by others,  except to the  extent  that the
                              fund may be considered an  underwriter  within the
                              meaning  of  the  Securities  Act of  1933  in the
                              disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities                   For all funds  except  Global Gold: A fund may not
                              purchase  or  sell  physical   commodities  unless
                              acquired as a result of ownership of securities or
                              other  instruments  provided this limitation shall
                              not prohibit the fund from  purchasing  or selling
                              options  and futures  contracts  or  investing  in
                              securities or other instruments backed by physical
                              commodities.

                              For Global  Gold only:  The fund may not  purchase
                              gold bullion,  gold coins, or gold  represented by
                              certificates of ownership interest or gold futures
                              contracts whose  underlying  commodity value would
                              cause  the  fund's  aggregate  investment  in such
                              commodities  to  exceed  10%  of  the  fund's  net
                              assets.
--------------------------------------------------------------------------------
Control                       A fund may not invest for  purposes of  exercising
                              control over management.
--------------------------------------------------------------------------------

                                                                          ------
                                                                              23

For purposes of the investment  policies relating to lending and borrowing,  the funds have  received an  exemptive  order from the SEC  regarding  an  interfund lending  program.  Under the terms of the exemptive  order, the funds may borrow money from or lend money to other  American  Century-advised  funds that  permit such  transactions.  All such  transactions  will be  subject  to the limits for borrowing  and lending set forth above.  The funds will borrow money through the program  only when the costs are equal to or lower than the costs of  short-term bank loans.  Interfund loans and borrowings normally extend only overnight,  but can have a maximum  duration  of seven  days.  The funds will lend  through  the program  only when the  returns  are  higher  than  those  available  from other short-term  instruments (such as repurchase  agreements).  The funds may have to borrow from a bank at a higher  interest rate if an interfund  loan is called or not  renewed.  Any delay in  repayment  to a lending fund could result in a lost investment opportunity or additional borrowing costs. Long-Short Equity does not currently  participate  in the interfund  lending  program.  For purposes of the funds'  investment  policy  relating to borrowing,  short  positions held by the funds are not considered borrowings.

For purposes of the investment  policy  relating to  concentration,  Disciplined
Growth,  Disciplined Growth 130/30,  Equity Growth, Equity Growth 130/30, Income
and Growth,  International Core Equity,  Long-Short Equity, NT Equity Growth, NT
Small  Company and Small Company  shall not purchase any  securities  that would cause  25% or more of the  value  of the  fund's  total  assets  at the  time of purchase to be  invested in the  securities  of one or more  issuers  conducting their principal business activities in the same industry, provided that

(a)  there is no limitation with respect to obligations  issued or guaranteed by the U.S.  government,  any state,  territory  or  possession  of the United
     States,  the  District of Columbia or any of their  authorities,  agencies, instrumentalities  or  political  subdivisions  and  repurchase  agreements secured by such obligations;

(b)  wholly owned finance  companies  will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;

(c)  utilities will be divided  according to their services,  for example,  gas, gas transmission,  electric and gas,  electric,  and telephone will each be considered a separate industry; and

(d)  personal credit and business credit businesses will be considered  separate industries.

NONFUNDAMENTAL INVESTMENT POLICIES

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

SUBJECT             POLICY
--------------------------------------------------------------------------------
Leveraging          A fund may not purchase additional  investment securities at any time during which  outstanding  borrowings  exceed 5% of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity           A fund  may  not  purchase  any  security  or  enter  into a repurchase  agreement if, as a result,  more than 15% of its
                    net  assets  would  be  invested  in  illiquid   securities.
                    Illiquid   securities  include  repurchase   agreements  not
                    entitling  the holder to payment of  principal  and interest within  seven  days,  and  securities  that are  illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales         Except for Disciplined  Growth 130/30,  Equity Growth 130/30
                    and Long-Short Equity, a fund may not sell securities short, unless  it  owns  or has  the  right  to  obtain  securities equivalent in kind and amount to the securities  sold
--------------------------------------------------------------------------------

                                                                          ------
                                                                              24

--------------------------------------------------------------------------------
                    short, and provided that  transactions in futures  contracts and options are not deemed to constitute  selling securities short.
--------------------------------------------------------------------------------
Margin              A fund may not  purchase  securities  on  margin,  except to obtain  such  short-term  credits as are  necessary  for the clearance of transactions, and provided that margin payments in connection with futures  contracts and options on futures contracts  shall not  constitute  purchasing  securities  on margin.
--------------------------------------------------------------------------------

For  purposes of the funds'  investment  policy  relating to  leveraging,  short positions held by the funds are not considered borrowings.

The Investment  Company Act imposes  certain  additional  restrictions  upon the
funds'   ability  to  acquire   securities   issued  by   insurance   companies,
broker-dealers,  underwriters or investment advisors, and upon transactions with affiliated  persons as defined  by the Act.  It also  defines  and  forbids  the creation of cross and circular  ownership.  Neither the SEC nor any other agency of the federal or state government  participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

The portfolio  turnover rate of each fund is listed in the Financial  Highlights tables in that fund's  prospectus.  As new funds,  Disciplined Growth 130/30 and
Equity Growth 130/30 do not have Financial Highlights.

The portfolio  managers  consider the length of time a security has been held in determining  whether to sell it. Under normal market  conditions,  the portfolio managers  do not expect  turnover  rates to exceed  100% for Income & Growth and
Utilities;  150% for Disciplined  Growth,  Equity Growth,  the long positions in
Disciplined Growth 130/30 and Equity Growth 130/30,  Global Gold,  International
Core Equity and NT Equity  Growth;  175% for Small Company and NT Small Company;
and 200% for the long positions in Long-Short  Equity.  When short  positions in
Disciplined  Growth  130/30,  Equity  Growth  130/30 and  Long-Short  Equity are
considered, portfolio turnover may be significantly higher.

While the  managers  do take  portfolio  turnover  rate into  account  in making investment  decisions,  the portfolio  turnover  rates in the past should not be considered as  representative  of the rates that will be attained in the future, as the rate for any individual fund may vary within the indicated ranges.

In addition to portfolio  turnover,  the portfolio managers consider a number of other  factors  in the  course of making a  determination  of  whether to sell a particular security.  The managers may sell a portfolio security if they believe that the security is not  fulfilling its purpose,  because,  among other things, there is another security with more attractive risk characteristics,  because it has reached its optimum potential, because of a change in the circumstances of a particular  company or industry or general  economic  conditions,  or because of some combination of such reasons.

High turnover  would generate  correspondingly  greater  brokerage  commissions, which is a cost the funds pay directly.  Portfolio  turnover also may affect the character  of capital  gains  realized  and  distributed  by the funds,  if any, because short-term capital gains are taxable as ordinary income.

Variations in a fund's portfolio turnover rate from year to year may be due to a fluctuating  volume of  shareholder  purchase and redemption  activity,  varying market conditions, and/or changes in the managers' investment outlook.

                                                                          ------
                                                                              25

MANAGEMENT

The individuals  listed below serve as directors or officers of the funds.  Each director  serves until his or her  successor  is duly  elected and  qualified or until he or she retires.  Effective  March 2004,  mandatory  retirement  age for independent  directors  is 73.  However,  the  mandatory  retirement  age may be extended for a period not to exceed two years with the approval of the remaining independent  directors.  Those listed as interested  directors are  "interested"
primarily  by virtue of their  engagement  as directors  and/or  officers of, or ownership  interest in,  American  Century  Companies,  Inc. (ACC) or its wholly owned,  direct  or  indirect,  subsidiaries,  including  the  funds'  investment advisor, American Century Investment Management, Inc. (ACIM or the advisor); the funds' principal underwriter, American Century Investment Services, Inc. (ACIS);
and the funds' transfer agent, American Century Services, LLC (ACS).

The  other  directors  (more  than   three-fourths  of  the  total  number)  are
independent; that is, they have never been employees,  directors or officers of, and have no  financial  interest in, ACC or any of its wholly  owned,  direct or indirect,  subsidiaries,  including  ACIM,  ACIS and ACS. The directors serve in this capacity for eight registered  investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar  capacities for the  other 14  investment  companies  in the  American  Century  family of funds advised by ACIM or American Century Global Investment Management,  Inc. (ACGIM),
a wholly owned subsidiary of ACIM,  unless  otherwise noted.  Only officers with policy making  functions are listed.  No officer is  compensated  for his or her service as an officer of the funds.  The listed officers are interested  persons of the funds and are appointed or re-appointed on an annual basis.

INTERESTED DIRECTORS
--------------------------------------------------------------------------------

JONATHAN S. THOMAS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1963

POSITION(S) HELD WITH FUNDS: Director (since 2007) and President (since 2007)

PRINCIPAL  OCCUPATION(S)  DURING  PAST 5 YEARS:  President  and Chief  Executive
     Officer,  ACC (March 2007 to present);  Chief  Administrative  Officer, ACC
     (February 2006 to February 2007);  Executive Vice President,  ACC (November
     2005 to February 2007). Also serves as: President,  Chief Executive Officer and Director,  ACS;  Executive Vice  President,  ACIM and ACGIM;  Director,
     ACIM,  ACGIM, ACIS and other ACC subsidiaries;  Managing  Director,  MORGAN
     STANLEY (March 2000 to November 2005)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 105

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------

JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1937

POSITION(S) HELD WITH FUNDS: Director (since 2005)

PRINCIPAL  OCCUPATION(S)  DURING  PAST  5  YEARS:  Member  and  Manager,   REGIS
     MANAGEMENT COMPANY,  LLC (April 2004 to present);  Partner and Founder, BAY
     PARTNERS (Venture capital firm, 1976 to 2006)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1946

POSITION(S) HELD WITH FUNDS:  Director  (since  1995) and  Chairman of the Board
     (since 2005)

                                                                          ------
                                                                              26

PRINCIPAL OCCUPATION(S)  DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
     and  Business,  STANFORD LAW SCHOOL  (1979 to present);  Marc and Eva Stern
     Professor of Law and Business,  COLUMBIA  UNIVERSITY SCHOOL OF LAW (1992 to
     present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

PETER F. PERVERE, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1947

POSITION(S) HELD WITH FUNDS: Director (since 2007)

PRINCIPAL OCCUPATION(S)  DURING PAST 5 YEARS:  Retired,  formerly Vice President and Chief  Financial  Officer,  COMMERCE ONE,  INC.  (software and services provider)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, INTRAWARE, INC.
--------------------------------------------------------------------------------

MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1941

POSITION(S) HELD WITH FUNDS: Director (since 1980)

PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS:  Chairman,  PLATINUM  GROVE ASSET
     MANAGEMENT,  L.P.,  and a Partner,  OAK HILL  CAPITAL  MANAGEMENT  (1999 to
     present);  Frank E. Buck Professor of  Finance-Emeritus,  STANFORD GRADUATE
     SCHOOL OF BUSINESS (1996 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS  HELD  BY  DIRECTOR:  Director,  DIMENSIONAL  FUND  ADVISORS
     (investment  advisor,  1982  to  present);   Director,  CHICAGO  MERCANTILE
     EXCHANGE (2000 to present)
--------------------------------------------------------------------------------

JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1947

POSITION(S) HELD WITH FUNDS: Director (since 2002)

PRINCIPAL OCCUPATION(S)  DURING PAST 5 YEARS:  Professor of Economics,  STANFORD
     UNIVERSITY (1973 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR:  Director, CADENCE DESIGN SYSTEMS (1992 to
     present)
--------------------------------------------------------------------------------

JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUNDS: Director (since 1984)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

OFFICERS
--------------------------------------------------------------------------------

BARRY FINK, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1955

POSITION(S) HELD WITH FUNDS: Executive Vice President (since 2007)

PRINCIPAL  OCCUPATION(S)  DURING  PAST 5  YEARS:  Chief  Operating  Officer  and
     Executive Vice President,  ACC (September 2007 to present);  President, ACS
     LLC (October 2007 to present);  Managing Director,  Morgan Stanley (2000 to
     2007);  Global General Counsel,  Morgan Stanley (2000 to 2006). Also serves as: Director, ACC, ACS, ACIS AND OTHER ACC SUBSIDIARIES.
--------------------------------------------------------------------------------

MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S) HELD WITH FUNDS:  Chief  Compliance  Officer (since 2006) and Senior
     Vice President (since 2000)

                                                                          ------
                                                                              27

PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS: Chief Compliance  Officer,  ACIM,
     ACGIM and ACS (August 2006 to present);  Assistant Treasurer,  ACC (January
     1995 to August 2006);  and Treasurer and Chief Financial  Officer,  various
     American  Century funds (July 2000 to August 2006).  Also serves as: Senior
     Vice President, ACS
--------------------------------------------------------------------------------

CHARLES A. ETHERINGTON, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1957

POSITION(S)  HELD WITH  FUNDS:  General  Counsel  (since  2007) and Senior  Vice
     President (since 2006)

PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS:  Attorney,  ACC (February 1994 to
     present); Vice President, ACC (November 2005 to present);  General Counsel,
     ACC (March 2007 to present).  Also serves as: General Counsel, ACIM, ACGIM,
     ACS,  ACIS and other ACC  subsidiaries;  and Senior Vice  President,  ACIM,
     ACGIM and ACS
--------------------------------------------------------------------------------

ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1966

POSITION(S) HELD WITH  FUNDS:  Vice  President,  Treasurer  and Chief  Financial
     Officer (all since 2006)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President,  ACS (February 2000
     to  present);  and  Controller,  various  American  Century  funds (1997 to
     September 2006)
--------------------------------------------------------------------------------

JON ZINDEL, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUNDS: Tax Officer (since 2000)

PRINCIPAL  OCCUPATION(S)  DURING PAST 5 YEARS: Chief Financial Officer and Chief
     Accounting  Officer,  ACC (March  2007 to  present);  Vice  President,  ACC
     (October  2001  to  present);  Vice  President,  certain  ACC  subsidiaries
     (October 2001 to August 2006);  Vice  President,  Corporate Tax, ACS (April
     1998 to August  2006).  Also  serves as:  Chief  Financial  Officer,  Chief
     Accounting  Officer and Senior Vice President,  ACIM,  ACGIM, ACS and other
     ACC subsidiaries;  and Chief Accounting  Officer and Senior Vice President,
     ACIS
--------------------------------------------------------------------------------

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management of the funds and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors  does not  manage the  funds,  it has hired the  advisor to do so. The directors, in carrying out their fiduciary duty under the Investment Company Act of 1940, are  responsible  for approving new and existing  management  contracts with the funds' advisor.

The board has the  authority  to manage the  business  of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility.  Consequently,  the directors may adopt bylaws providing for the regulation  and  management of the affairs of the funds and may amend and repeal them to the  extent  that such  bylaws do not  reserve  that right to the funds'
investors.  They may fill vacancies in or reduce the number of board members and may elect and remove such officers and appoint and terminate such agents as they consider  appropriate.  They may appoint from their own number and establish and terminate one or more  committees  consisting  of two or more  directors who may exercise the powers and  authority of the board to the extent that the directors determine.  They may, in  general,  delegate  such  authority  as they  consider desirable to any officer of the funds,  to any committee of the board and to any agent  or  employee  of the  funds or to any  custodian,  transfer  or  investor servicing agent, or principal  underwriter.  Any  determination as to what is in the  interests  of the  funds  made by the  directors  in good  faith  shall  be conclusive.

THE ADVISORY BOARD

The funds also have an Advisory  Board.  Members of the Advisory  Board, if any,
function like fund directors in many respects,  but do not possess voting power.
Advisory  Board  members  attend all meetings of the Board of Directors  and the independent  directors and receive any materials  distributed in connection with such  meetings.  Advisory  Board members may be considered as

                                                                          ------
                                                                              28

candidates to fill vacancies on the Board of Directors.

COMMITTEES

The board has four  standing  committees  to oversee  specific  functions of the funds'  operations.  Information  about  these  committees  appears in the table below. The director first named serves as chairman of the committee.

--------------------------------------------------------------------------------

COMMITTEE: Audit and Compliance

MEMBERS: Peter F. Pervere, Jeanne D. Wholers, Ronald J. Gilson

FUNCTION: The Audit and  Compliance  Committee  approves the  engagement  of the funds' independent  registered public accounting firm,  recommends approval
     of  such  engagement  to  the  independent  directors,   and  oversees  the
     activities of the funds' independent registered public accounting firm. The committee  receives reports from the advisor's  Internal Audit  Department, which  is  accountable  to  the  committee.  The  committee  also  receives reporting about compliance matters affecting the funds.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 2(1)

NUMBER OF MEETINGS HELD DURING DECEMBER 31, 2006 FISCAL YEAR: 4
--------------------------------------------------------------------------------

COMMITTEE: Corporate Governance

MEMBERS: Ronald J. Gilson, John Freidenrich, John B. Shoven

FUNCTION: The  Corporate  Governance  Committee  reviews  board  procedures  and committee  structures.  It also  considers and recommends  individuals  for nomination as directors.  The names of potential director candidates may be drawn from a number of sources,  including  recommendations from members of the  board,  management  (in the case of  interested  directors  only)  and shareholders. Shareholders may submit director nominations to the Corporate
     Secretary,  American Century Funds, P.O. Box 410141, Kansas City, MO 64141.
     All such nominations will be forwarded to the committee for  consideration.
     The committee also may recommend the creation of new  committees,  evaluate the  membership  structure  of new and  existing  committees,  consider the frequency  and  duration  of board and  committee  meetings  and  otherwise
     evaluate  the  responsibilities,   processes,  resources,  performance  and
     compensation of the board.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 1(1)

NUMBER OF MEETINGS HELD DURING DECEMBER 31, 2006 FISCAL YEAR: 1
--------------------------------------------------------------------------------

COMMITTEE: Portfolio

MEMBERS: Myron S. Scholes, John Freidenrich

FUNCTION: The Portfolio  Committee reviews  quarterly the investment  activities and strategies used to manage fund assets. The committee regularly receives reports from  portfolio  managers,  credit  analysts  and other  investment personnel concerning the funds' investments.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 2(1)

NUMBER OF MEETINGS HELD DURING DECEMBER 31, 2006 FISCAL YEAR: 4
--------------------------------------------------------------------------------

COMMITTEE: Quality of Service

MEMBERS: John B. Shoven, Ronald J. Gilson, Peter Pervere

FUNCTION:  The  Quality of Service  Committee  reviews  the level and quality of transfer agent and administrative  services provided to the funds and their shareholders.  It receives and reviews reports  comparing those services to those of fund competitors and seeks to improve such services where feasible and appropriate.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 2(1)

NUMBER OF MEETINGS HELD DURING DECEMBER 31, 2006 FISCAL YEAR: 5
--------------------------------------------------------------------------------

(1)  JANUARY 1, 2007  THROUGH  JUNE 30,  2007.  THE FUND'S  FISCAL  YEAR END WAS
     CHANGED FROM DECEMBER 31 TO JUNE 30 RESULTING IN A 6

                                                                          ------
                                                                              29

     MONTH ANNUAL REPORTING PERIOD.

COMPENSATION OF DIRECTORS

The  directors  serve as  directors  or  trustees  for  eight  American  Century investment  companies.  Each director who is not an interested person as defined in the Investment  Company Act receives  compensation for service as a member of the board of all such companies  based on a schedule that takes into account the number of meetings  attended  and the assets of the funds for which the meetings are held. These fees and expenses are divided among these  investment  companies based,  in  part,  upon  their  relative  net  assets.  Under  the  terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate  compensation  paid by the funds for the periods  indicated and by the investment  companies  served by the board to each director who is not an interested  person as defined in the  Investment  Company
Act.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED JUNE 30, 2007(1)

                                                      TOTAL COMPENSATION
                            TOTAL COMPENSATION        FROM THE AMERICAN CENTURY
NAME OF DIRECTOR            FROM THE FUNDS(2)         FAMILY OF FUNDS(3)
--------------------------------------------------------------------------------
John Freidenrich            $32,755                    $114,583
--------------------------------------------------------------------------------
Ronald J. Gilson            $53,169                    $182,500
--------------------------------------------------------------------------------
Kathryn A. Hall(4)          $28,886                    $104,583
--------------------------------------------------------------------------------
Peter F. Pervere            $23,044                     $72,495
--------------------------------------------------------------------------------
Myron S. Scholes            $31,034                    $110,166
--------------------------------------------------------------------------------
John B. Shoven              $33,334                    $116,166
--------------------------------------------------------------------------------
Jeanne D. Wohlers           $30,438                    $108,583
--------------------------------------------------------------------------------

(1)  JANUARY 1, 2007  THROUGH  JUNE 30,  2007.  THE FUNDS'  FISCAL  YEAR END WAS
     CHANGED  FROM  DECEMBER  31 TO JUNE 30,  RESULTING  IN A  SIX-MONTH  ANNUAL
     REPORTING PERIOD.

(2)  INCLUDES  COMPENSATION PAID TO THE DIRECTORS FOR THE FISCAL YEAR ENDED JUNE
     30,  2007,  AND ALSO  INCLUDES  AMOUNTS  DEFERRED  AT THE  ELECTION  OF THE
     DIRECTORS UNDER THE AMERICAN CENTURY MUTUAL FUNDS'  INDEPENDENT  DIRECTORS'
     DEFERRED COMPENSATION PLAN.

(3)  INCLUDES  COMPENSATION  PAID  BY  THE  EIGHT  INVESTMENT  COMPANIES  OF THE
     AMERICAN  CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL AMOUNT OF
     DEFERRED  COMPENSATION  INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS:  MR.
     GILSON,  $182,500;  MS. HALL, $49,333; MR. SCHOLES,  $110,166;  MR. SHOVEN,
     $116,166; MR. WOHLERS, $76,008 AND MR. PERVERE, $15,749.

(4)  MS. HALL RETIRED FROM THE BOARD OF DIRECTORS EFFECTIVE DECEMBER 6, 2007.

The following  table shows the aggregate  compensation  paid by the funds during their last full fiscal year.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED DECEMBER 31, 2006

                                                      TOTAL COMPENSATION FROM
                            TOTAL COMPENSATION        THE AMERICAN CENTURY
NAME OF DIRECTOR            FROM THE FUNDS(1)         FAMILY OF FUNDS(2)
--------------------------------------------------------------------------------
John Freidenrich            $28,448                   $100,250
--------------------------------------------------------------------------------
Ronald J. Gilson            $48,614                   $165,875
--------------------------------------------------------------------------------

                                                                          ------
                                                                              30

--------------------------------------------------------------------------------
Kathryn A. Hall             $23,243                   $86,750
--------------------------------------------------------------------------------
Peter F. Pervere            $3,697                    $9,500
--------------------------------------------------------------------------------
Myron S. Scholes            $29,910                   $104,000
--------------------------------------------------------------------------------
John B. Shoven              $31,726                   $108,750
--------------------------------------------------------------------------------
Jeanne D. Wohlers           $26,216                   $94,583
--------------------------------------------------------------------------------

(1)  INCLUDES  COMPENSATION  PAID TO THE  DIRECTORS  FOR THE  FISCAL  YEAR ENDED
     DECEMBER 31, 2006,  AND ALSO INCLUDES  AMOUNTS  DEFERRED AT THE ELECTION OF
     THE  DIRECTORS  UNDER  THE  AMERICAN  CENTURY  MUTUAL  FUNDS'   INDEPENDENT
     DIRECTORS' DEFERRED COMPENSATION PLAN.

(2)  INCLUDES  COMPENSATION  PAID  BY  THE  EIGHT  INVESTMENT  COMPANIES  OF THE
     AMERICAN  CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL AMOUNT OF
     DEFERRED  COMPENSATION  INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS:  MR.
     GILSON,  $165,875;  MS. HALL, $86,750; MR. SCHOLES,  $104,000;  MR. SHOVEN,
     $108,750 AND MR. WOHLERS, $66,208.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred  Compensation Plan. Under the plan, the independent directors may defer receipt  of all or any  part of the  fees to be paid  to  them  for  serving  as directors of the funds.

All  deferred  fees are  credited to an account  established  in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance  with the  performance of one or more of the American
Century funds that are selected by the director.  The account balance  continues to fluctuate in accordance  with the  performance  of the selected fund or funds until  final  payment of all  amounts  credited to the  account.  Directors  are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director  resigns,  retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account  balances either in a lump sum payment or in  substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and,  accordingly,  the funds have no obligation to segregate  assets to secure or fund the deferred  fees. To date,  the funds have voluntarily funded their  obligations.  The rights of directors to receive their deferred fee account balances are the same as the rights of a general  unsecured creditor  of  the  funds.  The  plan  may  be  terminated  at  any  time  by the administrative  committee of the plan. If  terminated,  all deferred fee account balances will be paid in a lump sum.

OWNERSHIP OF FUND SHARES

The directors owned shares in the funds as of December 31, 2007, as shown in the table below. Because Disciplined Growth 130/30 and Equity Growth 130/30 were not in operation as of December 31, 2007,  they are not included in the table below.

--------------------------------------------------------------------------------
                                                 JOHN     RONALD J.   PETER F.
                                             FREIDENRICH   GILSON     PERVERE
--------------------------------------------------------------------------------
   Disciplined Growth                             A           A          A
--------------------------------------------------------------------------------
   Equity Growth                                  A           E          A
--------------------------------------------------------------------------------
   Global Gold                                    A           A          A
--------------------------------------------------------------------------------

                                                                          ------
                                                                              31

--------------------------------------------------------------------------------
   Income & Growth                                A           A          A
--------------------------------------------------------------------------------
   International Core Equity                      A           A          A
--------------------------------------------------------------------------------
   Long-Short Equity                              A           A          A
--------------------------------------------------------------------------------
   NT Equity Growth                               A           A          A
--------------------------------------------------------------------------------
   NT Small Company                               A           A          A
--------------------------------------------------------------------------------
   Small Company                                  A           A          A
--------------------------------------------------------------------------------
   Utilities                                      A           A          A
--------------------------------------------------------------------------------
Aggregate Dollar Range of Equity                  C           E          A
Securities in all Registered Investment
Companies Overseen by Director
in Family of Investment Companies
--------------------------------------------------------------------------------

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

---------------------------------------------------------------------------------------
                                                          NAME OF DIRECTORS
---------------------------------------------------------------------------------------
                                           MYRON       JOHN B.   JONATHAN S.  JEANNE D.
                                         S. SCHOLES    SHOVEN      THOMAS     WOHLERS
---------------------------------------------------------------------------------------
Dollar Range of Equity Securities
 in the Funds:

  Disciplined Growth                         A            A           C         A
---------------------------------------------------------------------------------------
   Equity Growth                             E            A           C         A
---------------------------------------------------------------------------------------
   Global Gold                               A            A           B         A
---------------------------------------------------------------------------------------
   Income & Growth                           E            E           C         A
---------------------------------------------------------------------------------------
   International Core Equity                 A            A           A         A
---------------------------------------------------------------------------------------
   Long-Short Equity                         A            A           D         A
---------------------------------------------------------------------------------------
   NT Equity Growth                          A            A           A         A
---------------------------------------------------------------------------------------
   NT Small Company                          A            A           A         A
---------------------------------------------------------------------------------------
   Small Company                             C            A           B         A
---------------------------------------------------------------------------------------
   Utilities                                 A            A           B         A
---------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity             E            E           E         E
Securities in all Registered Investment
Companies Overseen by Director
in Family of Investment Companies
---------------------------------------------------------------------------------------

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

CODE OF ETHICS

                                                                          ------
                                                                              32

The funds, their investment advisor and principal underwriter have adopted codes of ethics under Rule 17j-1 of the Investment  Company Act. They permit personnel subject to the codes to invest in securities,  including  securities that may be purchased or held by the funds,  provided  that they first obtain  approval from the compliance department before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights  associated with the securities  purchased  and/or  held  by the  funds.  In  exercising  its  voting obligations,  the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing  benefits to them. The advisor attempts to consider all factors of its vote  that  could  affect  the  value of the  investment.  The  funds'  Board of
Directors  has approved the  advisor's  proxy  voting  guidelines  to govern the advisor's proxy voting activities.

The  advisor and the board have agreed on certain  significant  contributors  to shareholder value with respect to a number of matters that are often the subject of proxy  solicitations  for shareholder  meetings.  The proxy voting guidelines specifically  address  these  considerations  and  establish a framework for the advisor's  consideration of the vote that would be appropriate for the funds. In particular,  the proxy voting  guidelines  outline  principles and factors to be considered in the exercise of voting authority for proposals addressing:

o  Election of Directors

o  Ratification of Selection of Auditors

o  Equity-Based Compensation Plans

o  Anti-Takeover Proposals

   *  Cumulative Voting

   *  Staggered Boards

   *  "Blank Check" Preferred Stock

   *  Elimination of Preemptive Rights

   *  Non-targeted Share Repurchase

   *  Increase in Authorized Common Stock

   *  "Supermajority" Voting Provisions or Super Voting Share Classes

   *  "Fair Price" Amendments

   *  Limiting the Right to Call Special Shareholder Meetings

   *  Poison Pills or Shareholder Rights Plans

   *  Golden Parachutes

   *  Reincorporation

   *  Confidential Voting

   *   Opting In or Out of State Takeover Laws

o  Shareholder Proposals Involving Social, Moral or Ethical Matters

o  Anti-Greenmail Proposals

o  Changes to Indemnification Provisions

o  Non-Stock Incentive Plans

o  Director Tenure

o  Directors' Stock Options Plans

o  Director Share Ownership

Finally,  the proxy voting guidelines establish procedures for voting of proxies in  cases in which  the  advisor  may have a  potential  conflict  of  interest.
Companies  with  which the  advisor  has  direct  business  relationships  could theoretically use these  relationships to attempt to unduly influence the manner in which American  Century votes on matters for the funds. To ensure that such a conflict  of  interest  does not affect  proxy  votes  cast for the  funds,  all discretionary  (including case-by-case) voting for these companies will be voted in direct  consultation  with a committee  of the  independent  directors of the funds.

                                                                          ------
                                                                              33

In addition, to avoid any potential conflict of interest that may arise when one
American  Century fund owns shares of another American Century fund, the advisor will "echo vote" such shares,  if possible.  That is, it will vote the shares in the same  proportion as the vote of all other  holders of the shares.  Shares of
American  Century "NT" funds will be voted in the same proportion as the vote of the  shareholders of the  corresponding  American  Century policy  portfolio for proposals common to both funds. For example,  NT Growth Fund shares will be echo voted in  accordance  with the votes of Growth Fund  shareholders.  In all other cases, the shares will be voted in direct  consultation  with a committee of the independent directors of the voting fund.

A copy of the advisor's proxy voting  guidelines and  information  regarding how the advisor  voted  proxies  relating to  portfolio  securities  during the most recent  12-month  period  ended  June 30 are  available  on the ABOUT US page at
americancentury.com.  The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The advisor  (ACIM) has adopted  policies  and  procedures  with  respect to the disclosure of fund portfolio holdings and  characteristics,  which are described below.

DISTRIBUTION TO THE PUBLIC

Full portfolio holdings for each fund will be made available for distribution 30
days  after  the  end  of  each  calendar   quarter,   and  will  be  posted  on
americancentury.com  at  approximately  the same  time.  This  disclosure  is in addition  to the  portfolio  disclosure  in annual and  semi-annual  shareholder reports,  and on Form N-Q, which  disclosures  are filed with the Securities and
Exchange Commission within 60 days of each fiscal quarter end and also posted on
americancentury.com at the time the filings are made.

Top 10 holdings for each fund will be made available for distribution monthly 30 days after the end of each month, and will be posted on  americancentury.com  at approximately the same time.

Certain  portfolio  characteristics  determined to be sensitive and confidential will be made  available for  distribution  monthly 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.
Characteristics  not deemed  confidential  will be available for distribution at
any  time.  The  advisor  may  make   determinations  of  confidentiality  on  a
fund-by-fund basis, and may add or delete  characteristics from those considered confidential at any time.

So long as  portfolio  holdings  are  disclosed  in  accordance  with the  above parameters,  the advisor  makes no  distinction  among  different  categories of
recipients,    such   as   individual   investors,    institutional   investors,
intermediaries that distribute the funds' shares, third-party service providers, rating and ranking organizations,  and fund affiliates. Because this information is publicly available and widely disseminated,  the advisor places no conditions or restrictions on, and does not monitor,  its use. Nor does the advisor require special authorization for its disclosure.

ACCELERATED DISCLOSURE

The advisor recognizes that certain parties,  in addition to the advisor and its affiliates,  may have legitimate needs for information about portfolio  holdings and  characteristics  prior to the  times  prescribed  above.  Such  accelerated disclosure is permitted under the circumstances described below.

ONGOING ARRANGEMENTS

Certain parties, such as investment  consultants who provide regular analysis of
fund  portfolios  for  their  clients  and   intermediaries   who  pass  through
information to fund  shareholders,  may

                                                                          ------
                                                                              34

have legitimate needs for accelerated  disclosure.  These needs may include, for example,  the preparation of reports for customers who invest in the funds,  the creation of analyses of fund  characteristics  for  intermediary  or  consultant clients,  the  reformatting of data for  distribution to the  intermediary's  or consultant's  clients,  and the review of fund  performance  for ERISA fiduciary purposes.

In such cases,  accelerated  disclosure  is  permitted  if the service  provider enters an appropriate  non-disclosure  agreement with the funds'  distributor in which it  agrees  to treat  the  information  confidentially  until  the  public distribution  date and represents that the information will be used only for the
legitimate   services   provided  to  its  clients  (i.e.,   not  for  trading).
Non-disclosure  agreements  require the approval of an attorney in the advisor's legal department. The advisor's compliance department receives quarterly reports detailing which clients  received  accelerated  disclosure,  what they received, when they received it and the purposes of such disclosure.  Compliance personnel are required to confirm that an  appropriate  non-disclosure  agreement has been obtained from each recipient identified in the reports.

Those parties who have entered into non-disclosure  agreements as of January 29,
2008, are as follows:

o  Aetna, Inc.

o  American Fidelity Assurance Co.

o  AUL/American United Life Insurance Company

o  Ameritas Life Insurance Corporation

o  Annuity Investors Life Insurance Company

o  Asset Services Company L.L.C.

o  Bell Globemedia Publishing

o  Bellwether Consulting, LLC

o  Bidart & Ross

o  Callan Associates, Inc.

o  Cambridge Financial Services, Inc.

o  Capital Cities, LLC

o  Charles Schwab & Co., Inc.

o  Cleary Gull Inc.

o  Commerce Bank, N.A.

o  Connecticut General Life Insurance Company

o  Consulting Services Group, LLC

o  CRA RogersCasey, Inc.

o  Defined Contribution Advisors, Inc.

o  EquiTrust Life Insurance Company

o  Evaluation Associates, LLC

o  Evergreen Investments

o  Farm Bureau Life Insurance Company

o  First MetLife Investors Insurance Company

o  Fund Evaluation Group, LLC

o  The Guardian Life Insurance & Annuity Company, Inc.

o  Hammond Associates, Inc.

o  Hewitt Associates LLC

o  ICMA Retirement Corporation

o  ING Life Insurance Company & Annuity Co.

o  Iron Capital Advisors

o  J.P. Morgan Retirement Plan Services LLC

                                                                          ------
                                                                              35

o  Jefferson National Life Insurance Company

o  Jefferson Pilot Financial

o  Jeffrey Slocum & Associates, Inc.

o  Kansas City Life Insurance Company

o  Kmotion, Inc.

o  Liberty Life Insurance Company

o  The Lincoln National Life Insurance Company

o  Lipper Inc.

o  Manulife Financial

o  Massachusetts Mutual Life Insurance Company

o  Merrill Lynch

o  MetLife Investors Insurance Company

o  MetLife Investors Insurance Company of California

o  Midland National Life Insurance Company

o  Minnesota Life Insurance Company

o  Morgan Keegan & Co., Inc.

o  Morgan Stanley & Co., Incorporated

o  Morningstar Associates LLC

o  Morningstar Investment Services, Inc.

o  National Life Insurance Company

o  Nationwide Financial

o  New England Pension Consultants

o  Northwestern Mutual Life Insurance Co.

o  NT Global Advisors, Inc.

o  NYLIFE Distributors, LLC

o  Principal Life Insurance Company

o  Prudential Financial

o  Rocaton Investment Advisors, LLC

o  S&P Financial Communications

o  Scudder Distributors, Inc.

o  Security Benefit Life Insurance Co.

o  Smith Barney

o  SunTrust Bank

o  Symetra Life Insurance Company

o  Trusco Capital Management

o  Union Bank of California, N.A.

o  The Union Central Life Insurance Company

o  VALIC Financial Advisors

o  VALIC Retirement Services Company

o  Vestek Systems, Inc.

o  Wachovia Bank, N.A.

o  Wells Fargo Bank, N.A.

Once a party has executed a non-disclosure  agreement, it may receive any or all of the  following  data for funds in which its clients have  investments  or are actively considering investment:

(1)  Full holdings quarterly as soon as reasonably available;

(2)  Full holdings monthly as soon as reasonably available;

(3)  Top 10 holdings monthly as soon as reasonably available; and

                                                                          ------
                                                                              36

(4)  Portfolio characteristics monthly as soon as reasonably available.

The types,  frequency  and timing of  disclosure  to such parties  vary. In most situations,  the information provided pursuant to a non-disclosure  agreement is limited to certain  portfolio  characteristics  and/or  top 10  holdings,  which information  is provided on a monthly  basis.  In limited  situations,  and when approved by a member of the legal  department and responsible  chief  investment officer, full holdings may be provided.

SINGLE EVENT REQUESTS

In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization.  For example,  from time to time the advisor may receive requests for  proposals  (RFPs)  from  consultants  or  potential  clients  that  request information  about a fund's  holdings on an accelerated  basis.  As long as such requests  are on a one-time  basis,  and do not result in  continued  receipt of data,  such  information  may be provided in the RFP as of the most recent month
end  regardless  of  lag  time.  Such   information  will  be  provided  with  a
confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

In addition, the advisor occasionally may work with a transition manager to move a large  account into or out of a fund.  To reduce the impact to the fund,  such transactions  may be  conducted  on an in-kind  basis using  shares of portfolio securities  rather  than cash.  The advisor  may  provide  accelerated  holdings disclosure  to the  transition  manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.

SERVICE PROVIDERS

Various  service  providers to the funds and the funds' advisor must have access to some or all of the funds'  portfolio  holdings  information on an accelerated basis from time to time in the  ordinary  course of  providing  services  to the funds.  These service  providers  include the funds' custodian  (daily,  with no lag),  auditors (as needed) and brokers involved in the execution of fund trades
(as needed).  Additional  information  about these  service  providers and their relationships  with the funds and the advisor  are  provided  elsewhere  in this statement of additional information.

ADDITIONAL SAFEGUARDS

The advisor's policies and procedures include a number of safeguards designed to control  disclosure  of  portfolio  holdings  and  characteristics  so that such disclosure is consistent  with the best interests of fund  shareholders.  First, the frequency with which this  information  is disclosed to the public,  and the length of time  between  the date of the  information  and the date on which the information  is disclosed,  are selected to minimize the  possibility of a third party improperly  benefiting from fund investment  decisions to the detriment of fund  shareholders.  Second,  distribution  of portfolio  holdings  information, including  compliance  with the  advisor's  policies and the  resolution  of any potential conflicts that may arise, is monitored quarterly.  Finally, the funds'
Board of Directors  exercises  oversight of disclosure  of the funds'  portfolio securities.  The board has  received  and  reviewed a summary  of the  advisor's policy and is informed on a quarterly  basis of any changes to or  violations of such policy detected during the prior quarter.

Neither the advisor nor the funds  receive any  compensation  from any party for the distribution of portfolio holdings information.

The  advisor  reserves  the right to change its  policies  and  procedures  with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these  policies and procedures  will protect the funds from the  potential  misuse  of  holdings  information  by

                                                                          ------
                                                                              37

individuals or firms in possession of such information.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of ____________,  2008, the following shareholders,  beneficial or of record, owned  more than 5% of the  outstanding  shares of any class of a fund.  Because
Disciplined  Growth  130/30 and Equity Growth 130/30 were not in operation as of
____________,  2008,  they are not  included in the table below.

                                                 PERCENTAGE OF   PERCENTAGE OF
                                                 OUTSTANDING     OUTSTANDING
FUND/                                            SHARES OWNED    SHARES OWNED
CLASS       SHAREHOLDER                          OF RECORD       BENEFICIALLY(1)
--------------------------------------------------------------------------------
Disciplined Growth
--------------------------------------------------------------------------------
   Investor Class

         Charles Schwab & Co., Inc.                     X%                  X%
         San Francisco, California

         Midwestern Roots Assurance Company             X%                  X%
         Burlington, Vermont
--------------------------------------------------------------------------------
   Institutional Class

         Trustees of American Century                   X%                  X%
         P/S & 401k Savings Plan & Trust
         Kansas City, Missouri

         JPMorgan Chase TR                              X%                  X%
         American Century Executive
         Def Comp Plan Trust
         Kansas City, Missouri

         American Century Investment Management,        X%                  X%
         Inc.
         Kansas City, Missouri
--------------------------------------------------------------------------------
   A Class

         Charles Schwab & Co., Inc.                     X%                  X%
         San Francisco, California

         American Century Investment Management,        X%                  X%
         Inc.
         Kansas City, Missouri
--------------------------------------------------------------------------------
   R Class

         American Century Investment Management,        X%                  X%
         Inc.
         Kansas City, Missouri
--------------------------------------------------------------------------------
Equity Growth
--------------------------------------------------------------------------------
   Investor Class

         Charles Schwab & Co. Inc.                      X%                  X%
         San Francisco, California

         Massachusetts Mutual Life Insurance Co.        X%                  X%
         Springfield, Massachusetts
--------------------------------------------------------------------------------

                                                                          ------
                                                                              38

--------------------------------------------------------------------------------
   Institutional Class

         Northwestern Mutual Life                       X%                  X%
         Milwaukee, Wisconsin

         Mercer Trust Co TR FBO                         X%                  X%
         Bosch Savings Incentive Plan
         Norwood, Massachusetts

         JPMorgan Chase Bank Trustee                    X%                  X%
         Phelps Dodge Employee Savings Plan
         Kansas City, Missouri

         Fidelity FIIOC TR FBO Certain                  X%                  X%
         Employee Benefit Plans
         Covington, Kentucky
--------------------------------------------------------------------------------
         UBATCO & Co. FBO                               X%                  X%
         College Savings Group
         Lincoln, Nebraska
--------------------------------------------------------------------------------

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                 PERCENTAGE OF   PERCENTAGE OF
                                                 OUTSTANDING     OUTSTANDING
FUND/                                            SHARES OWNED    SHARES OWNED
CLASS       SHAREHOLDER                          OF RECORD       BENEFICIALLY(1)
--------------------------------------------------------------------------------
Equity Growth
--------------------------------------------------------------------------------
   A Class

        Charles Schwab & Co., Inc.                      X%                  X%
        San Francisco, California

        Saxon & Co. FBO                                 X%                  X%
        VI Omnibus Account
        Philadelphia, Pennsylvania

        AMFO & Co.                                      X%                  X%
        Kansas City, Missouri
--------------------------------------------------------------------------------
   C Class

        Delaware Charter Guarantee & Trust              X%                  X%
        FBO Various Qualified Plans
        Des Moines, Iowa

        Delaware Charter Guarantee & Trust              X%                  X%
        FBO Principal FINL GRP Omnibqual
        Des Moines, Iowa
--------------------------------------------------------------------------------
   R Class

        Hartford Life Insurance Company                 X%                  X%
        Hartford, Connecticut

        EMJAYCO                                         X%                  X%
        FBO Shamrock Cabinet & Fixture Corp 401k

                                                                          ------
                                                                              39

        Greenwood Village, Colorado

        Lynne Fagan Gwilm Parry                         X%                  X%
        Tessa Cholmondeley FBO
        Medical Associates of Reston 401K Plan
        Ridgeland, Mississippi

        MG Trust Company Cust                           X%                  X%
        FBO Fairgrounds Family Physicians 401k
        Denver, Colorado
--------------------------------------------------------------------------------
Global Gold
--------------------------------------------------------------------------------
   Investor Class

        Charles Schwab & Co. Inc.                       X%                  X%
        San Francisco, California

        National Financial Services Corp.               X%                  X%
        New York, New York
--------------------------------------------------------------------------------
   A Class

        Delaware Charter Guarantee & Trust              X%                  X%
        FBO Principal Fin Grp Omnibqual
        Des Moines, Iowa

        Ameritrade Inc                                  X%                  X%
        Omaha, Nebraska
--------------------------------------------------------------------------------
Income & Growth
--------------------------------------------------------------------------------
   Investor Class

        Charles Schwab & Co. Inc.                       X%                  X%
        San Francisco, California
--------------------------------------------------------------------------------

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                 PERCENTAGE OF   PERCENTAGE OF
                                                 OUTSTANDING     OUTSTANDING
FUND/                                            SHARES OWNED    SHARES OWNED
CLASS       SHAREHOLDER                          OF RECORD       BENEFICIALLY(1)
--------------------------------------------------------------------------------
Income & Growth
--------------------------------------------------------------------------------
   Institutional Class

        JPMorgan Chase Bank Trustee                     X%                  X%
        Phelps Dodge Employee Savings Plan
        Kansas City, Missouri

        JPMorgan Chase Bank Trustee                     X%                  X%
        Allergan, Inc. Savings and Investment Plan
        Kansas City, Missouri

                                                                          ------
                                                                              40

        JPMorgan Chase Bank Trustee                     X%                  X%
        Black & Veatch Employee Savings Plan
        Kansas City, Missouri

        Wells Fargo Bank NA                             X%                  X%
        FBO Ret PL Services
        Minneapolis, Minnesota

        Mercer Trust Co                                 X%                  X%
        TR FBO Arch Coal Employee Thrift Plan
        Norwood, Massachusetts

        JPMorgan Chase Bank Trustee                     X%                  X%
        Andrew P/S Trust
        Kansas City, Missouri

        Wells Fargo Bank NA                             X%                  X%
        FBO Nuclear Management Co 401K
        Minneapolis, Minnesota

--------------------------------------------------------------------------------
   A Class
--------------------------------------------------------------------------------
        Nationwide Trust Company FSB                    X%                  X%
        Columbus, Ohio

        Nationwide Insurance Company QPVA               X%                  X%
        Columbus, Ohio

        Wells Fargo Bank NA FBO                         X%                  X%
        RPS American Century Income & Growth
        Minneapolis, Minnesota

        Wachovia Bank FBO                               X%                  X%
        Various Retirement Plans
        Charlotte, North Carolina

        State Street Bank                               X%                  X%
        FBO ADP Daily Val
        North Quincy, Massachusetts
--------------------------------------------------------------------------------
   C Class

        Pershing LLC                                    X%                  X%
        Jersey City, New Jersey

        NFS LLC FEBO NFS/FMTC IRA R/O                   X%                  X%
        FBO Patricia B Mackinnon
        Ventnor City, New Jersey

        Raymond James & Assoc Inc.                      X%                  X%
        FBO Bailey Marie Bin #47367136
        St. Petersburg, Florida

        American Enterprise Investment Svcs             X%                  X%
        Minneapolis, Minnesota
--------------------------------------------------------------------------------

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                                          ------
                                                                              41

                                                 PERCENTAGE OF   PERCENTAGE OF
                                                 OUTSTANDING     OUTSTANDING
FUND/                                            SHARES OWNED    SHARES OWNED
CLASS       SHAREHOLDER                          OF RECORD       BENEFICIALLY(1)
--------------------------------------------------------------------------------
Income & Growth
--------------------------------------------------------------------------------
   R Class

         MLPF&S                                         X%                  X%
         Jacksonville, Florida

         GPC as Agent for MFS Heritage Trust Company    X%                  X%
         FBO Alpha Solutions Corporation EE Plan
         Atlanta, Georgia

         MG Trust Company Cust                          X%                  X%
         FBO Ronny S Market Inc.
         Denver, Colorado
--------------------------------------------------------------------------------
International Core Equity
--------------------------------------------------------------------------------
   Investor Class

         American Century Investment Management, Inc.   X%                  X%
         Kansas City, Missouri

         Kurt C Borgwardt and Elizabeth Borgwardt       X%                  X%
         JTWROS
         Palo Alto, California

--------------------------------------------------------------------------------
   Institutional Class

         American Century Investment Management, Inc.   X%                  X%
         Kansas City, Missouri
--------------------------------------------------------------------------------
   A Class

         American Century Investment Management, Inc.   X%                  X%
         Kansas City, Missouri

         American Enterprise Investment Svcs            X%                  X%
         Minneapolis, Minnesota
--------------------------------------------------------------------------------
   B Class

         American Century Investment Management, Inc.   X%                  X%
         Kansas City, Missouri
--------------------------------------------------------------------------------
   C Class

         American Century Investment Management, Inc.   X%                  X%
         Kansas City, Missouri
--------------------------------------------------------------------------------
   R Class

         American Century Investment Management, Inc.   X%                  X%
         Kansas City, Missouri
--------------------------------------------------------------------------------
Long-Short Equity
--------------------------------------------------------------------------------
   Investor Class

                                                                          ------
                                                                              42

         MLPF&S                                         X%                  X%
         Jacksonville, Florida

         National Financial Services Corp.              X%                  X%
         New York, New York

         Pershing LLC                                   X%                  X%
         Jersey City, New Jersey

         Charles Schwab & Co., Inc.                     X%                  X%
         San Francisco, California
--------------------------------------------------------------------------------

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                 PERCENTAGE OF   PERCENTAGE OF
                                                 OUTSTANDING     OUTSTANDING
FUND/                                            SHARES OWNED    SHARES OWNED
CLASS       SHAREHOLDER                          OF RECORD       BENEFICIALLY(1)
--------------------------------------------------------------------------------
Long-Short Equity
--------------------------------------------------------------------------------
   Institutional Class

        National Financial Services Corp                X%                  X%
        New York, New York

        Trustees of American Century                    X%                  X%
        P/S & 401k Savings Plan & Trust
        Kansas City, Missouri

        Prudential Investment Mgmt Svc                  X%                  X%
        FBO Mutual Fund Clients
        Newark, New Jersey
--------------------------------------------------------------------------------
   A Class

        Charles Schwab & Co, Inc.                       X%                  X%
        San Francisco, California
--------------------------------------------------------------------------------
   B Class

        MLPF&S                                          X%                  X%
        Jacksonville, Florida

        American Century Investment Management, Inc.    X%                  X%
        Kansas City, Missouri
--------------------------------------------------------------------------------
   C Class

        MLPF&S                                          X%                  X%
        Jacksonville, Florida
--------------------------------------------------------------------------------
   R Class

        American Century Investment Management, Inc.    X%                  X%
        Kansas City, Missouri
--------------------------------------------------------------------------------

                                                                          ------
                                                                              43

--------------------------------------------------------------------------------
NT Equity Growth
--------------------------------------------------------------------------------
   Institutional Class

        American Century Serv Port                      X%                  X%
        LIVESTRONG™ 2025 Portfolio
        NT Equity Growth Omnibus
        Kansas City, Missouri

        American Century Serv Corp                      X%                  X%
        LIVESTRONG™ 2015 Portfolio
        NT Equity Growth Omnibus
        Kansas City, Missouri

        American Century Serv Corp                      X%                  X%
        LIVESTRONG™ 2035 Portfolio
        NT Equity Growth Omnibus
        Kansas City, Missouri

        American Century Serv Corp                      X%                  X%
        LIVESTRONG™ 2045 Portfolio
        NT Equity Growth Omnibus
        Kansas City, Missouri

        American Century Serv Corp                      X%                  X%
        LIVESTRONG™ Income Portfolio
        NT Equity Growth Omnibus
        Kansas City, Missouri
--------------------------------------------------------------------------------

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                 PERCENTAGE OF   PERCENTAGE OF
                                                 OUTSTANDING     OUTSTANDING
FUND/                                            SHARES OWNED    SHARES OWNED
CLASS       SHAREHOLDER                          OF RECORD       BENEFICIALLY(1)
--------------------------------------------------------------------------------
NT Small Company
--------------------------------------------------------------------------------
   Institutional Class

        American Century Serv Port                      X%                  X%
        LIVESTRONG™ 2025 Portfolio
        NT Small Company Omnibus
        Kansas City, Missouri

        American Century Serv Corp                      X%                  X%
        LIVESTRONG™ 2035 Portfolio
        NT Small Company Omnibus
        Kansas City, Missouri

        American Century Serv Corp                      X%                  X%
        LIVESTRONG™ 2045 Portfolio
        NT Small Company Omnibus
        Kansas City, Missouri

                                                                          ------
                                                                              44

        American Century Serv Corp                      X%                  X%
        LIVESTRONG™ 2015 Portfolio
        NT Small Company Omnibus
        Kansas City, Missouri

        American Century Serv Corp                      X%                  X%
        LIVESTRONG™ Income Portfolio
        NT Small Company Omnibus
        Kansas City, Missouri
--------------------------------------------------------------------------------
Small Company
--------------------------------------------------------------------------------
   Investor Class

        Charles Schwab & Co. Inc.                       X%                  X%
        San Francisco, California

        Wells Fargo Bank NA                             X%                  X%
        FBO ITT Industries Inv & Savings
        For Salaried Employees
        Minneapolis, Minnesota

        Kenneth E. Goodman &                            X%                  X%
        William B. Sparks TR Forest
        Laboratories Inc. Savings & PSP
        New York, New York

        Fidelity FIIOC TR                               X%                  X%
        FBO Certain Employee Benefit Plans
        Covington, Kentucky
--------------------------------------------------------------------------------
   Institutional Class

        JPMorgan Chase Bank Trustee                     X%                  X%
        Koch Industries Employee Savings Plan
        Kansas City, Missouri

        Fidelity FIIOC TR                               X%                  X%
        FBO Certain Employee Benefit Plans
        Covington, Kentucky

        Nationwide Trust Company                        X%                  X%
        FBO Participating Retirement Plans TPA-NTC
        Columbus, Ohio
--------------------------------------------------------------------------------

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                 PERCENTAGE OF   PERCENTAGE OF
                                                 OUTSTANDING     OUTSTANDING
FUND/                                            SHARES OWNED    SHARES OWNED
CLASS       SHAREHOLDER                          OF RECORD       BENEFICIALLY(1)
--------------------------------------------------------------------------------
Small Company
--------------------------------------------------------------------------------

                                                                          ------
                                                                              45

   Institutional Class

        Wells Fargo Bank NA FBO                         X%                  X%
        Mastercard Intl Pension Plan
        Minneapolis, Minnesota

        Citibank NA Trustee                             X%                  X%
        FBO Rowan Companies Pension Plan
        New York, New York

        Wachovia Bank                                   X%                  X%
        FBO Portfolio Strategies Cash
        Charlotte, North Carolina
--------------------------------------------------------------------------------
   R Class

        MG Trust Lifecare Home Svcs                     X%                  X%
        of NW PA Retirement
        Denver, Colorado

        Charles Schwab & Co Inc                         X%                  X%
        San Francisco, California

        Symetra Investment Services                     X%                  X%
        Seattle, Washington
--------------------------------------------------------------------------------
   Advisor Class

        Nationwide Trust Company FSB                    X%                  X%
        Columbus, Ohio

        John Hancock Life Ins Co. USA                   X%                  X%
        RPS Seg. Funds & Accounting ET-7
        Boston, Massachusetts

        American Century Serv Corp                      X%                  X%
        Schwab-Moderately Aggressive
        Small Company Advisor Omnibus
        Kansas City, Missouri

        American Century Serv Corp                      X%                  X%
        Schwab - Aggressive
        Small Company Advisor Omnibus
        Kansas City, Missouri
--------------------------------------------------------------------------------
Utilities
--------------------------------------------------------------------------------
   Investor Class

        Charles Schwab & Co. Inc.                       X%                  X%
        San Francisco, California

        National Financial Services Corp                X%                  X%
        New York, New York
--------------------------------------------------------------------------------
   Advisor Class

                                                                          ------
                                                                              46

        Charles Schwab & Co. Inc.                       X%                  X%
        San Francisco, California
--------------------------------------------------------------------------------

(1)  IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

The funds are unaware of any other  shareholders,  beneficial or of record,  who own more  than 5% of any  class of a fund's  outstanding  shares.  The funds are unaware of any other  shareholders,  beneficial or of record,  who own more than
25% of the voting securities of the corporation.  A shareholder owning of record or beneficially  more than 25% of the  corporation's  outstanding  shares may be considered a controlling  person.  The vote of any such person could have a more significant effect on matters presented at a shareholders' meeting than votes of other  shareholders.  As of __________,  2008, the officers and directors of the funds, as a group, owned less than 1% of the funds' outstanding shares.

SERVICE PROVIDERS

The funds have no employees.  To conduct the funds' day-to-day  activities,  the corporation has hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that are described below.

ACIM, ACS and ACIS are wholly owned,  directly or  indirectly,  by ACC. James E.
Stowers, Jr. controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American  Century  Investment  Management,  Inc. (ACIM) serves as the investment advisor for each of the funds.  A  description  of the  responsibilities  of the advisor appears in each prospectus under the heading MANAGEMENT.

For  the  services  provided  to each  fund,  the  advisor  receives  a  unified management  fee based on a percentage  of the net assets of each fund.  For more information about the unified  management fee, see THE INVESTMENT  ADVISOR under the heading MANAGEMENT in each fund's prospectus.  The annual rate at which this fee is assessed is determined daily in a multi-step process.  First, each of the corporation's  funds is categorized  according to the broad asset class in which it invests (e.g., money market, bond or equity),  and the assets of the funds in each category are totaled (Fund Category Assets). Second, the assets are totaled for certain  other  accounts  managed by the  advisor  (Other  Account  Category
Assets).  To be included,  these accounts must have the same management team and investment  objective  as a fund in the same  category  with  the same  Board of
Directors as the corporation.  Together,  the Fund Category Assets and the Other
Account  Category  Assets  comprise  the  "Investment   Category   Assets."  The
Investment  Category Fee Rate is then calculated by applying a fund's Investment
Category Fee Schedule to the Investment  Category Assets and dividing the result by the Investment  Category Assets.  Finally, a separate Complex Fee Schedule is applied  to the  assets of all of the funds in the  American  Century  family of funds (the Complex Assets),  and the Complex Fee Rate is calculated based on the resulting total.  The Investment  Category Fee Rate and the Complex Fee Rate are
then added to determine the  Management  Fee Rate payable by a class of the fund to the advisor.

For purposes of determining  the assets that comprise the Fund Category  Assets,
Other  Account  Category  Assets and Complex  Assets,  the assets of  registered investment  companies managed by

                                                                          ------
                                                                              47

the advisor that invest primarily in the shares of other  registered  investment companies shall not be included.

The schedules by which the unified management fee is determined are shown below.

INVESTMENT CATEGORY FEE SCHEDULE FOR:
EQUITY GROWTH, GLOBAL GOLD, INCOME & GROWTH, NT EQUITY GROWTH AND UTILITIES
--------------------------------------------------------------------------------
CATEGORY ASSETS                              FEE RATE
--------------------------------------------------------------------------------
First $1 billion                             0.5200%
--------------------------------------------------------------------------------
Next $5 billion                              0.4600%
--------------------------------------------------------------------------------
Next $15 billion                             0.4160%
--------------------------------------------------------------------------------
Next $25 billion                             0.3690%
--------------------------------------------------------------------------------
Next $50 billion                             0.3420%
--------------------------------------------------------------------------------
Next $150 billion                            0.3390%
--------------------------------------------------------------------------------
Thereafter                                   0.3380%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR: DISCIPLINED GROWTH
--------------------------------------------------------------------------------
CATEGORY ASSETS                             FEE RATE
--------------------------------------------------------------------------------
First $1 billion                            0.8700%
--------------------------------------------------------------------------------
Next $5 billion                             0.8100%
--------------------------------------------------------------------------------
Next $15 billion                            0.7660%
--------------------------------------------------------------------------------
Next $25 billion                            0.7190%
--------------------------------------------------------------------------------
Next $50 billion                            0.6920%
--------------------------------------------------------------------------------
Next $150 billion                           0.6890%
--------------------------------------------------------------------------------
Thereafter                                  0.6880%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR: LONG-SHORT EQUITY
--------------------------------------------------------------------------------
CATEGORY ASSETS                             FEE RATE
--------------------------------------------------------------------------------
First $1 billion                            1.2300%
--------------------------------------------------------------------------------
Next $5 billion                             1.1700%
--------------------------------------------------------------------------------
Next $15 billion                            1.1260%
--------------------------------------------------------------------------------
Next $25 billion                            1.0790%
--------------------------------------------------------------------------------
Next $50 billion                            1.0520%
--------------------------------------------------------------------------------
Next $150 billion                           1.0490%
--------------------------------------------------------------------------------

                                                                          ------
                                                                              48

--------------------------------------------------------------------------------
Thereafter                                  1.0480%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR: NT SMALL COMPANY AND SMALL COMPANY

--------------------------------------------------------------------------------
CATEGORY ASSETS                             FEE RATE
--------------------------------------------------------------------------------
First $1 billion                            0.7200%
--------------------------------------------------------------------------------
Next $5 billion                             0.6600%
--------------------------------------------------------------------------------
Next $15 billion                            0.6160%
--------------------------------------------------------------------------------
Next $25 billion                            0.5690%
--------------------------------------------------------------------------------
Next $50 billion                            0.5420%
--------------------------------------------------------------------------------
Next $150 billion                           0.5390%
--------------------------------------------------------------------------------
Thereafter                                  0.5380%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR: INTERNATIONAL CORE EQUITY
--------------------------------------------------------------------------------
CATEGORY ASSETS                             FEE RATE
--------------------------------------------------------------------------------
First $1 billion                            1.0000%
--------------------------------------------------------------------------------
Next $5 billion                             0.9400%
--------------------------------------------------------------------------------
Next $15 billion                            0.8960%
--------------------------------------------------------------------------------
Next $25 billion                            0.8490%
--------------------------------------------------------------------------------
Next $50 billion                            0.8220%
--------------------------------------------------------------------------------
Next $150 billion                           0.8190%
--------------------------------------------------------------------------------
Thereafter                                  0.8180%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR:  DISCIPLINED GROWTH 130/30
--------------------------------------------------------------------------------
CATEGORY ASSETS                            FEE RATE
--------------------------------------------------------------------------------
First $1 billion                           1.3000%
--------------------------------------------------------------------------------
Next $5 billion                            1.2400%
--------------------------------------------------------------------------------
Next $15 billion                           1.1960%
--------------------------------------------------------------------------------
Next $25 billion                           1.1490%
--------------------------------------------------------------------------------
Next $50 billion                           1.1220%
--------------------------------------------------------------------------------
Next $150 billion                          1.1190%
--------------------------------------------------------------------------------
Thereafter                                 1.1180%
--------------------------------------------------------------------------------

                                                                          ------
                                                                              49

INVESTMENT CATEGORY FEE SCHEDULE FOR:  EQUITY GROWTH 130/30
--------------------------------------------------------------------------------
CATEGORY ASSETS                           FEE RATE
--------------------------------------------------------------------------------
First $1 billion                          1.1500%
--------------------------------------------------------------------------------
Next $5 billion                           1.0900%
--------------------------------------------------------------------------------
Next $15 billion                          1.0460%
--------------------------------------------------------------------------------
Next $25 billion                          0.9990%
--------------------------------------------------------------------------------
Next $50 billion                          0.9720%
--------------------------------------------------------------------------------
Next $150 billion                         0.9690%
--------------------------------------------------------------------------------
Thereafter                                0.9680%
--------------------------------------------------------------------------------

The Complex Fee is determined according to the schedule below.
--------------------------------------------------------------------------------
                                INVESTOR, A, B, C,
                                R AND ADVISOR CLASSES      INSTITUTIONAL CLASS
 COMPLEX ASSETS                 FEE RATE                   FEE RATE
--------------------------------------------------------------------------------
First $2.5 billion             0.3100%                      0.1100%
--------------------------------------------------------------------------------
Next $7.5 billion              0.3000%                      0.1000%
--------------------------------------------------------------------------------
Next $15 billion               0.2985%                      0.0985%
--------------------------------------------------------------------------------
Next $25 billion               0.2970%                      0.0970%
--------------------------------------------------------------------------------
Next $25 billion               0.2870%                      0.0870%
--------------------------------------------------------------------------------
Next $25 billion               0.2800%                      0.0800%
--------------------------------------------------------------------------------
Next $25 billion               0.2700%                      0.0700%
--------------------------------------------------------------------------------
Next $25 billion               0.2650%                      0.0650%
--------------------------------------------------------------------------------
Next $25 billion               0.2600%                      0.0600%
--------------------------------------------------------------------------------
Next $25 billion               0.2550%                      0.0550%
--------------------------------------------------------------------------------
Thereafter                     0.2500%                      0.0500%
--------------------------------------------------------------------------------

On each calendar  day, each class of each fund accrues a management  fee that is equal to the  class's  Management  Fee Rate  times  the net  assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay a management  fee to the advisor for the previous  month.  The fee for the previous month is the sum of the  calculated  daily fees for each class of a fund during the previous month.

The management  agreement between the corporation and the advisor shall continue in effect until the earlier of the  expiration of two years from the date of its execution  or until  the  first  meeting  of fund  shareholders  following  such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds' Board of  Directors,  or a majority of  outstanding  shareholder votes (as defined in

                                                                          ------
                                                                              50

     the Investment Company Act); and

(2)  the vote of a majority of the directors of the funds who are not parties to the  agreement or  interested  persons of the advisor,  cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding  shareholder votes may terminate the management  agreement at any time without  payment of any penalty on 60 days' written  notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The  management  agreement  states that the  advisor  shall not be liable to the funds or their  shareholders  for anything other than willful  misfeasance,  bad faith, gross negligence or reckless disregard of its obligations and duties.

The  management  agreement  also  provides  that the advisor  and its  officers, directors and employees may engage in other business,  render services to others and devote  time and  attention  to any other  business  whether of a similar or dissimilar nature.

Certain  investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to  achieving  their  respective  investment  objectives  after consideration  of such factors as their current  holdings,  availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund,  or in different  amounts and at  different  times  for more than one but less than all  clients  or funds.  A particular  security  may be bought for one client or fund on the same day it is sold for another  client or fund, and a client or fund may hold a short position in a particular  security at the same time  another  client or fund holds a long position.  In addition,  purchases or sales of the same security may be made for two or more  clients  or  funds  on the  same  date.  The  advisor  has  adopted procedures  designed to ensure such transactions will be allocated among clients and funds in a manner  believed by the advisor to be equitable to each.  In some cases this procedure  could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may  aggregate  purchase and sale orders of the funds with  purchase and sale orders of its other clients when the advisor  believes such aggregation provides the best  execution for the funds.  The Board of Directors has approved the  policy  of the  advisor  with  respect  to  the  aggregation  of  portfolio transactions.  To the extent equity trades are aggregated,  shares  purchased or sold are generally  allocated to the participating  portfolios pro rata based on order size. The advisor will not aggregate  portfolio  transactions of the funds unless it believes such  aggregation  is  consistent  with its duty to seek best execution on behalf of the funds, the terms of the management agreement, and any
other   appropriate   considerations.   The  advisor   receives  no   additional
compensation or remuneration as a result of such aggregation. Because Long-Short
Equity's  short  sales and  purchases  to close  such short  sales are  executed through  Goldman,  Sachs  & Co.,  such  transactions  are  not  aggregated  with transactions of the other funds or those of the advisor's other clients.

Except as otherwise noted, unified management fees incurred by each fund for the six-month  fiscal  period  ended June 30,  2007,  and the fiscal  periods  ended
December 31, 2006, 2005 and 2004 are indicated in the following  table.  Because
Disciplined  Growth  130/30 and Equity Growth 130/30 were not in operation as of
June 30, 2007, they are not included in the table below.

-------------------------------------------------------------------------------------------
FUND                           2007              2006            2005             2004
-------------------------------------------------------------------------------------------
Disciplined Growth           $136,705(1)       $153,961        $18,923(2)       N/A
-------------------------------------------------------------------------------------------
Equity Growth                $10,735,496(1)    $18,079,022     $12,890,226      $10,029,000
-------------------------------------------------------------------------------------------

                                                                          ------
                                                                              51

-------------------------------------------------------------------------------------------
Global Gold                  $3,390,078(1)     $6,605,608      $4,271,332       $4,504,373
-------------------------------------------------------------------------------------------
Income & Growth              $14,238,423(1)    $28,622,915     $30,378,534      $30,576,000
-------------------------------------------------------------------------------------------
International Core Equity    $44,950(3)        N/A             N/A              N/A
-------------------------------------------------------------------------------------------
Long-Short Equity            $847,019(1)       $339,309        $10,027(2)       N/A
-------------------------------------------------------------------------------------------
NT Equity Growth             $188,296(1)       $173,527        N/A              N/A
-------------------------------------------------------------------------------------------
NT Small Company             $69,411(1)        $62,693         N/A              N/A
-------------------------------------------------------------------------------------------
Small Company                $6,390,839(1)     $14,058,828     $13,608,887      $8,507,000
-------------------------------------------------------------------------------------------
Utilities                    $1,417,820(1)     $1,886,751      $1,826,154       $1,027,452
-------------------------------------------------------------------------------------------

(1)  JANUARY 1, 2007  THROUGH  JUNE 30,  2007.  THE FUND'S  FISCAL  YEAR END WAS
     CHANGED  FROM  DECEMBER  31 TO JUNE 30,  RESULTING  IN A  SIX-MONTH  ANNUAL
     REPORTING PERIOD. FOR THE YEARS BEFORE 2007, THE FUNDS' FISCAL YEAR END WAS
     DECEMBER 31.

(2)  FEES ACCRUED FROM SEPTEMBER 30, 2005 (INCEPTION) THROUGH DECEMBER 31, 2005.

(3)  FEES ACCRUED FROM NOVEMBER 30, 2006 (INCEPTION) THROUGH JUNE 30, 2007.

PORTFOLIO MANAGERS

ACCOUNTS MANAGED

The portfolio managers also may be responsible for the day-to-day  management of other accounts,  as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

ACCOUNTS MANAGED (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------------------
                                                                            OTHER ACCOUNTS
                                                       OTHER POOLED         (E.G., SEPARATE
                                   REGISTERED          INVESTMENT           ACCOUNTS
                                   INVESTMENT          VEHICLES (E.G.,      AND CORPORATE
                                   COMPANIES (E.G.,    COMMINGLED           ACCOUNTS,
                                   AMERICAN CENTURY    TRUSTS               INCLUDING
                                   FUNDS AND AMERICAN  AND 529              INCUBATION
                                   CENTURY-SUBADVISED  EDUCATION            STRATEGIES AND
                                   FUNDS)              SAVINGS PLANS)      CORPORATE MONEY)
--------------------------------------------------------------------------------------------
Kurt           Number of Accounts
Borgwardt      -----------------------------------------------------------------------------
               Assets                       (1)
--------------------------------------------------------------------------------------------
Brian          Number of Accounts
Ertley         -----------------------------------------------------------------------------
               Assets                       (2)
--------------------------------------------------------------------------------------------
William        Number of Accounts
Martin         -----------------------------------------------------------------------------
               Assets                       (3)
--------------------------------------------------------------------------------------------
Lynette        Number of Accounts
Pang           -----------------------------------------------------------------------------
               Assets                       (4)
--------------------------------------------------------------------------------------------
John           Number of Accounts
Schniedwind    -----------------------------------------------------------------------------
               Assets                       (5)
--------------------------------------------------------------------------------------------

                                                                          ------
                                                                              52

--------------------------------------------------------------------------------------------
Joseph B.      Number of Accounts
Sterling       -----------------------------------------------------------------------------
               Assets                       (6)
--------------------------------------------------------------------------------------------
Wilhelmine     Number of Accounts
von Turk       -----------------------------------------------------------------------------
               Assets                       (7)
--------------------------------------------------------------------------------------------
Thomas P.      Number of Accounts
Vaiana         -----------------------------------------------------------------------------
               Assets                       (8)
--------------------------------------------------------------------------------------------
Zili Zhang     Number of Accounts
               -----------------------------------------------------------------------------
               Assets                       (9)
--------------------------------------------------------------------------------------------
Fei Zou        Number of Accounts
               -----------------------------------------------------------------------------
               Assets                      (10)
--------------------------------------------------------------------------------------------

(1)  INCLUDES    $_________________________    IN    INCOME   &    GROWTH    AND
     $_________________________ IN LONG-SHORT EQUITY.

(2)  INCLUDES     $_____________________________    IN    DISCIPLINED    GROWTH,
     $__________________________________     IN    NT    SMALL    COMPANY    AND
     $____________________________ IN SMALL COMPANY.

(3)  INCLUDES      $_______________________      IN     DISCIPLINED      GROWTH,
     $_________________________ IN EQUITY GROWTH,  $____________________________
     IN GLOBAL GOLD AND $__________________________________________ IN NT EQUITY
     GROWTH.

(4)  INCLUDES $______________________________ MANAGED IN DISCIPLINED GROWTH.

(5)  INCLUDES     $__________________________     IN     INCOME    &     GROWTH,
     $_____________________     IN     INTERNATIONAL     CORE     EQUITY     AND
     $__________________________ IN UTILITIES.

(6)  INCLUDES     $_____________________________     IN    GLOBAL    GOLD    AND
     $______________________________ IN UTILITIES.

(7)  INCLUDES   $_________________________________   IN  NT  SMALL  COMPANY  AND
     $_______________________________________ IN SMALL COMPANY..

(8)  INCLUDES  $______________ IN EQUITY GROWTH,  $______________________  IN NT
     EQUITY   GROWTH,   $________________________   IN  NT  SMALL   COMPANY  AND
     $__________________________________ IN SMALL COMPANY.

(9)  INCLUDES  $______________ IN INCOME & GROWTH,  $_______________________  IN
     INTERNATIONAL  CORE  EQUITY  AND  $________________________  IN  LONG-SHORT
     EQUITY.

(10) INCLUDES $______________ IN EQUITY GROWTH,  $___________________________ IN
     NT EQUITY GROWTH AND  $______________________________ IN INTERNATIONAL CORE
     EQUITY.

POTENTIAL CONFLICTS OF INTEREST

Certain  conflicts of interest may arise in  connection  with the  management of multiple portfolios.  Potential conflicts include, for example,  conflicts among
investment   strategies   and   conflicts  in  the   allocation   of  investment
opportunities.  American  Century has adopted  policies and procedures  that are designed to minimize the effects of these conflicts.

Responsibility  for managing  American  Century  client  portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative  equity,  small-  and  mid-cap  growth,  large-cap  growth,  value, international,  fixed income,  asset allocation,  and sector funds.  Within each discipline are one or more portfolio  teams  responsible  for managing  specific client  portfolios.  Generally,  client  portfolios with similar  strategies are managed by the same team using the same  objective,  approach,  and  philosophy.
Accordingly,  portfolio  holdings,

                                                                          ------
                                                                              53

position  sizes,  and industry and sector  exposures  tend to be similar  across similar portfolios, which minimizes the potential for conflicts of interest.

For each  investment  strategy,  one  portfolio is generally  designated  as the
"policy  portfolio."  Other  portfolios  with  similar  investment   objectives,
guidelines and restrictions,  if any, are referred to as "tracking  portfolios."
When  managing  policy and  tracking  portfolios,  a  portfolio  team  typically purchases  and sells  securities  across all  portfolios  that the team manages.
American  Century's  trading  systems  include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative  amount of one security  across several funds. In some cases a tracking portfolio may have additional  restrictions or limitations that cause it to be managed separately from the policy portfolio.  Portfolio managers make  purchase  and sale  decisions  for such  portfolios  alongside  the policy portfolio  to the extent the  overlap is  appropriate,  and  separately,  if the overlap is not.

American  Century may aggregate orders to purchase or sell the same security for multiple  portfolios  when it believes such  aggregation is consistent  with its duty to seek best  execution on behalf of its clients.  Orders of certain client portfolios  may, by  investment  restriction  or otherwise,  be  determined  not available for aggregation.  American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically  advantaged or  disadvantaged  in connection with the  aggregation of orders.  To the extent equity trades are aggregated,  shares purchased or sold are generally  allocated to the  participating  portfolios pro rata based on order size.  Because initial public offerings  (IPOs) are usually  available in limited supply and in amounts too small to permit across-the-board pro rata allocations,  American Century has adopted special procedures  designed to promote a fair and equitable  allocation of IPO securities among clients over time. Fixed income securities  transactions are not executed through a centralized  trading desk.  Instead,  portfolio teams are  responsible  for executing  trades with  broker/dealers  in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade  execution  and orders  entered on the fixed  income  order management system.

Finally,  investment  of  American  Century's  corporate  assets in  proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts  of interest,  American  Century has adopted  policies and  procedures intended to provide  that  trading in  proprietary  accounts is  performed  in a manner  that  does  not give  improper  advantage  to  American  Century  to the detriment of client portfolios.

COMPENSATION

American  Century  portfolio  manager  compensation  is  structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components  described below, each of which is determined with  reference  to a number of  factors  such as  overall  performance,  market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

BASE SALARY

Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS

A significant  portion of portfolio  manager  compensation  takes the form of an annual  incentive bonus tied to performance.  Bonus payments are determined by a combination of factors.  One factor is fund investment  performance.  For policy portfolios,  such  as the  funds  described  in  this  statement  of  additional information  (other  than NT Equity  Growth  and NT Small  Company),  investment performance  is  measured  by a  combination  of  one-  and  three-year  pre-tax performance  relative  to a  pre-established,  internally-customized  peer group and/or market benchmark.

                                                                          ------
                                                                              54

Custom peer groups are constructed using all the funds in appropriate  Lipper or
Morningstar  categories as a starting point.  Funds are then eliminated from the peer group  based on a  standardized  methodology  designed to result in a final peer group that more closely  represents the fund's true peers based on internal investment  mandates and that is more stable (i.e., has less peer turnover) over the long-term.  In cases where a portfolio manager has  responsibility  for more than one policy  portfolio,  the  performance  of each is assigned a  percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios,  investment performance may be measured in a number of ways.  The  performance  of the  tracking  portfolio  may be  measured against a customized  peer group and/or market  benchmark as described above for policy  portfolios.  Alternatively,  the  tracking  portfolio  may be  evaluated relative to the performance of its policy  portfolio,  with the goal of matching the policy  portfolio's  performance as closely as possible.  In some cases, the performance of a tracking  portfolio is not separately  considered;  rather, the performance of the policy  portfolio is the key metric.  This is the case for NT
Equity Growth and NT Small Company.

A portion of portfolio managers' bonuses also is tied to individual  performance goals, such as research projects and the development of new products.

RESTRICTED STOCK PLANS

Portfolio  managers are eligible for grants of  restricted  stock of ACC.  These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's  grant is determined by individual and product performance  as  well  as  other  product-specific  considerations.  Grants  can appreciate/depreciate  in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS

Portfolio  managers  are  eligible  for grants of deferred  compensation.  These grants are used in very limited  situations,  primarily for retention  purposes.
Grants are fixed and can appreciate/depreciate in value based on the performance of the American  Century mutual funds in which the portfolio  manager chooses to invest them.

Ownership of Securities

The  following  table  indicates  the dollar  range of  securities  of each fund beneficially  owned by the fund's  portfolio  managers as of June 30, 2007,  the fund's most recent fiscal year end. Because Disciplined Growth 130/30 and Equity
Growth 130/30 are new, they are not included in the table below.

OWNERSHIP OF SECURITIES
--------------------------------------------------------------------------------
                                              AGGREGATE DOLLAR RANGE OF
                                              SECURITIES IN  FUND
--------------------------------------------------------------------------------
Disciplined Growth

   William Martin                                D
--------------------------------------------------------------------------------
   Brian Ertley                                  B
--------------------------------------------------------------------------------
   Lynette Pang                                  C
--------------------------------------------------------------------------------
Equity Growth

   William Martin                                D
--------------------------------------------------------------------------------
   Thomas P. Vaiana                              D
--------------------------------------------------------------------------------

                                                                          ------
                                                                              55

--------------------------------------------------------------------------------
   Fei Zou                                       A
--------------------------------------------------------------------------------
Global Gold

   William Martin                                C
--------------------------------------------------------------------------------
   Joseph B. Sterling                            C
--------------------------------------------------------------------------------
Income & Growth

   John Schniedwind                              E
--------------------------------------------------------------------------------
   Kurt Borgwardt                                F
--------------------------------------------------------------------------------
   Zili Zhang                                    E
--------------------------------------------------------------------------------
International Core Equity

   John Schniedwind                              D
--------------------------------------------------------------------------------
   Fei Zou                                       C
--------------------------------------------------------------------------------
   Zili Zhang                                    C
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

OWNERSHIP OF SECURITIES
--------------------------------------------------------------------------------
                                              AGGREGATE DOLLAR RANGE OF
                                              SECURITIES IN  FUND
--------------------------------------------------------------------------------
Long-Short Equity

   Kurt Borgwardt                                G
--------------------------------------------------------------------------------
   Zili Zhang                                    D
--------------------------------------------------------------------------------
NT Equity Growth

   William Martin(1)                             A
--------------------------------------------------------------------------------
   Thomas P. Vaiana (1)                          A
--------------------------------------------------------------------------------
   Fei Zou (1)                                   A
--------------------------------------------------------------------------------
NT Small Company

   Brian Ertley (1)                              A
--------------------------------------------------------------------------------
   Thomas P. Vaiana (1)                          A
--------------------------------------------------------------------------------
   Wilhelmine von Turk (1)                       A
--------------------------------------------------------------------------------
Small Company(2)

   Brian Ertley                                  B
--------------------------------------------------------------------------------
   Thomas P. Vaiana                              D
--------------------------------------------------------------------------------
   Wilhelmine von Turk                           E
--------------------------------------------------------------------------------
Utilities

                                                                          ------
                                                                              56

   John Schniedwind                              C
--------------------------------------------------------------------------------
   Joseph B. Sterling                            C
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  THIS PORTFOLIO  MANAGER SERVES ON AN INVESTMENT TEAM THAT OVERSEES A NUMBER
     OF FUNDS IN THE SAME  BROAD  INVESTMENT  CATEGORY  AND IS NOT  EXPECTED  TO
     INVEST IN EACH SUCH FUND.

(2)  TO FURTHER ENCOURAGE  ALIGNMENT OF THE PORTFOLIO  MANAGERS'  INTERESTS WITH
     THOSE OF THE SHAREHOLDERS WHOSE ASSETS THEY MANAGE,  PORTFOLIO MANAGERS ARE
     PERMITTED TO INVEST IN THE FUND EVEN THOUGH IT IS CLOSED TO NEW INVESTORS.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services,  LLC, (ACS) 4500 Main Street,  Kansas City,  Missouri
64111,  serves as transfer  agent and  dividend-paying  agent for the funds.  It provides physical facilities,  computer hardware and software, and personnel for the  day-to-day  administration  of the funds and the advisor.  The advisor pays
ACS's  costs for  serving as transfer  agent and  dividend-paying  agent for the funds out of the advisor's unified management fee. For a description of this fee and the  terms of its  payment,  see the  above  discussion  under  the  caption
INVESTMENT ADVISOR on page X.

From time to time,  special services may be offered to shareholders who maintain higher  share  balances in our family of funds.  These  services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions,  newsletters and a team of personal representatives.  Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services,  Inc.
(ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its  principal  business  address is 4500 Main  Street,  Kansas City,
Missouri 64111.

The  distributor  is  the  principal  underwriter  of  the  funds'  shares.  The distributor makes a continuous,  best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.  The advisor pays
ACIS's cost for serving as principal underwriter of the funds' shares out of the advisor's unified management fee. For a description of this fee and the terms of its payment,  see the above discussion under the heading  INVESTMENT  ADVISOR on page x. ACIS does not earn commissions for distributing the funds' shares.

Certain financial intermediaries  unaffiliated with the distributor or the funds may perform various  administrative  and shareholder  services for their clients who are invested in the funds.  These  services may include  assisting with fund purchases,  redemptions and exchanges,  distributing information about the funds and their performance, preparing and distributing client account statements, and other  administrative and shareholder  services that would otherwise be provided by the  distributor or its  affiliates.  The distributor may pay fees out of its own  resources  to such  financial  intermediaries  for the  provision  of these services.

CUSTODIAN BANKS

Commerce  Bank,  N.A.,  1000 Walnut,  Kansas  City,  Missouri  64105,  serves as custodian of the funds' assets.  In addition,  JPMorgan Chase Bank, 4 Metro Tech
Center,  Brooklyn,  New York 11245,  serves as custodian for Disciplined Growth,
Equity Growth,  Global Gold, Income & Growth,  International Core Equity, NT
Equity Growth,  NT Small  Company,  Small Company and Utilities and State Street
Bank and Trust Company, One Lincoln Street, Boston,  Massachusetts 02111, serves as custodian of Long-Short Equity's assets. State Street Bank and Trust Company

                                                                          ------
                                                                              57

also performs  certain  investment  accounting  and  recordkeeping  functions on behalf of Long-Short  Equity.  The custodians  take no part in  determining  the investment  policies of the funds or in deciding which  securities are purchased or sold by the funds. The funds,  however,  may invest in certain obligations of the  custodians  and may  purchase  or sell  certain  securities  from or to the custodians.  JPMorgan Chase Bank is paid based on the monthly  average of assets held in custody plus a transaction fee.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers  LLP is the independent registered public accounting firm of the funds. The address of  PricewaterhouseCoopers  LLP is 1055 Broadway, 10th
Floor,  Kansas  City,  Missouri  64105.  As the  independent  registered  public accounting firm of the funds, PricewaterhouseCoopers provides services including

(1)  auditing the annual financial statements for each fund, and

(2)  assisting and consulting in connection with SEC filings.

BROKERAGE ALLOCATION

Under the management  agreement  between the funds and the advisor,  the advisor has the  responsibility  of selecting  brokers and dealers to execute  portfolio transactions.  The  funds'  policy is to secure  the most  favorable  prices and execution  of orders on its  portfolio  transactions.  So long as that policy is met, the advisor may take into  consideration  the factors  discussed below when selecting brokers.

The advisor receives  statistical and other information and services,  including research,  without  cost from brokers and dealers.  The advisor  evaluates  such information and services,  together with all other information that it may have, in  supervising  and  managing  the  investments  of  the  funds.  Because  such information  and services  may vary in amount,  quality and  reliability,  their influence in selecting brokers varies from none to very substantial. The advisor intends to continue to place some of the funds'  brokerage  business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services  required to be  performed by the advisor.  The advisor does not utilize brokers that provide such information and  services  for the purpose of reducing  the  expense of  providing  required services to the funds.

Except as otherwise  noted, in the six-month  fiscal period ended June 30, 2007, and the fiscal  periods ended  December 31, 2006,  2005 and 2004,  the brokerage commissions of each fund are listed in the following table.  Because Disciplined
Growth  130/30 and Equity  Growth  130/30 were not in  operation  as of June 30,
2007, they are not included in the table below.

FUND                         2007            2006             2005              2004
-----------------------------------------------------------------------------------------
Disciplined Growth       $12,046(1)         $14,554        $3,062(2)             N/A
-----------------------------------------------------------------------------------------
Equity Growth         $1,551,510(1)      $2,921,198       $1,339,900      $5,483,178
-----------------------------------------------------------------------------------------
Global Gold             $220,331(1)        $984,335         $454,829        $783,446
-----------------------------------------------------------------------------------------
Income & Growth       $1,357,295(1)      $3,361,841       $2,406,735     $12,539,672
-----------------------------------------------------------------------------------------
International Core        $9,079(3)             N/A              N/A             N/A
Equity
-----------------------------------------------------------------------------------------

                                                                          ------
                                                                              58

-----------------------------------------------------------------------------------------
Long-Short Equity        $48,437(1)         $40,046          $978(2)             N/A
-----------------------------------------------------------------------------------------
NT Equity Growth         $36,111(1)         $38,267              N/A             N/A
-----------------------------------------------------------------------------------------
NT Small Company         $11,664(1)         $15,018              N/A             N/A
-----------------------------------------------------------------------------------------
Small Company           $802,463(1)      $2,623,476       $1,932,158   $3,228,335(4)
-----------------------------------------------------------------------------------------
Utilities                $91,552(1)        $115,814          $88,649         $85,172
-----------------------------------------------------------------------------------------

(1)  JANUARY 1, 2007  THROUGH  JUNE 30,  2007.  THE FUNDS'  FISCAL  YEAR END WAS
     CHANGED  FROM  DECEMBER  31 TO JUNE 30,  RESULTING  IN A  SIX-MONTH  ANNUAL
     REPORTING PERIOD. FOR THE YEARS BEFORE 2007, THE FUNDS' FISCAL YEAR END WAS
     DECEMBER 31.

(2)  COMMISSIONS PAID FROM SEPTEMBER 30, 2005,  (INCEPTION) THROUGH DECEMBER 31,
     2005.

(3)  COMMISSIONS PAID FROM NOVEMBER 30, 2006 (INCEPTION) THROUGH JUNE 30, 2007.

(4)  THE RELATIVELY HIGH BROKERAGE  COMMISSIONS PAID BY SMALL COMPANY IN 2004 IS
     A  RESULT  OF AN  INCREASE  IN  SECURITIES  PURCHASED  BY THE FUND DUE TO A
     SUBSTANTIAL INFLOW OF ASSETS INTO THE FUND.

The funds'  distributor  (ACIS) and investment  advisor (ACIM) are wholly owned, directly or indirectly, by ACC. JPMorgan Chase & Co. (JPM) is an equity investor in ACC. The funds paid J.P. Morgan  Securities Inc. (JPMS), a subsidiary of JPM, the following  brokerage  commissions for the six-month fiscal period ended June
30, 2007, and the fiscal periods ended December 31, 2006, 2005 and 2004. Because
Disciplined  Growth  130/30 and Equity Growth 130/30 were not in operation as of
June 30, 2007, they are not included in the table below.

FUND                       2007              2006           2005            2004
--------------------------------------------------------------------------------
Disciplined Growth         0(1)                0              0             N/A
--------------------------------------------------------------------------------
Equity Growth              0(1)                0              0            $457
--------------------------------------------------------------------------------
Global Gold                0(1)           $4,480              0               0
--------------------------------------------------------------------------------
Income & Growth            $11,453(1)    $15,639              0          $1,164
--------------------------------------------------------------------------------
International Core         0(2)              N/A            N/A             N/A
Equity
--------------------------------------------------------------------------------
Long-Short Equity          0(1)                0              0             N/A
--------------------------------------------------------------------------------
NT Equity Growth           $4(1)               0            N/A             N/A
--------------------------------------------------------------------------------
NT Small Company           0(1)              $87            N/A             N/A
--------------------------------------------------------------------------------
Small Company              0(1)           $9,443              0               0
--------------------------------------------------------------------------------
Utilities                  $19,914(1)          0         $1,532          $1,800
--------------------------------------------------------------------------------

(1)  JANUARY 1, 2007  THROUGH  JUNE 30,  2007.  THE FUND'S  FISCAL  YEAR END WAS
     CHANGED  FROM  DECEMBER  31 TO JUNE 30,  RESULTING  IN A  SIX-MONTH  ANNUAL
     REPORTING PERIOD. FOR THE YEARS BEFORE 2007, THE FUNDS' FISCAL YEAR END WAS
     DECEMBER 31.

(2)  COMMISSIONS PAID FROM NOVEMBER 30, 2006 (INCEPTION) THROUGH JUNE 30, 2007.

For the six-month  fiscal period ended June 30, 2007, the following  table shows the percentage of each fund's aggregate  brokerage  commissions paid to JPMS and the percentage of each fund's aggregate dollar amount of portfolio  transactions involving the payment of commissions  effected through JPMS. Because Disciplined
Growth  130/30 and Equity  Growth  130/30 were not in  operation  as of June 30,
2007, they are not included in the table below.

                                                            PERCENTAGE OF DOLLAR
                                  PERCENTAGE OF             AMOUNT OF PORTFOLIO
FUND                              BROKERAGE COMMISSIONS     TRANSACTIONS
--------------------------------------------------------------------------------
Disciplined Growth                0.00%                     0.00%
--------------------------------------------------------------------------------
Equity Growth                     0.00%                     0.00%
--------------------------------------------------------------------------------

                                                                          ------
                                                                              59

--------------------------------------------------------------------------------
Global Gold                       0.00%                     0.00%
--------------------------------------------------------------------------------
Income & Growth                   0.84%                     0.23%
--------------------------------------------------------------------------------
International Core Equity(1)      0.00%                     0.00%
--------------------------------------------------------------------------------
Long-Short Equity                 0.00%                     0.00%
--------------------------------------------------------------------------------
NT Equity Growth                  0.01%                     0.00%
--------------------------------------------------------------------------------
NT Small Company                  0.00%                     0.00%
--------------------------------------------------------------------------------
Small Company                     0.00%                     0.00%
--------------------------------------------------------------------------------
Utilities                         21.75%                    5.43%
--------------------------------------------------------------------------------

(1)  COMMISSIONS PAID FROM NOVEMBER 30, 2006 (INCEPTION) THROUGH JUNE 30, 2007.

For the fiscal year ended  December  31,  2006,  the  following  table shows the percentage of each fund's aggregate  brokerage  commissions paid to JPMS and the percentage  of each fund's  aggregate  dollar  amount of portfolio  transactions
involving  the  payment  of   commissions   effected   through   JPMS.   Because
International  Core Equity was not in operation as of its fiscal year end, it is not included in the table below.

                                                            PERCENTAGE OF DOLLAR
                                  PERCENTAGE OF             AMOUNT OF PORTFOLIO
FUND                              BROKERAGE COMMISSIONS     TRANSACTIONS
--------------------------------------------------------------------------------
Disciplined Growth                    0.00%                        0.00%
--------------------------------------------------------------------------------
Equity Growth                         0.00%                        0.00%
--------------------------------------------------------------------------------
Global Gold                           0.46%                        0.71%
--------------------------------------------------------------------------------
Income & Growth                       0.47%                        0.16%
--------------------------------------------------------------------------------
Long-Short Equity                     0.00%                        0.00%
--------------------------------------------------------------------------------
NT Equity Growth                      0.00%                        0.00%
--------------------------------------------------------------------------------
NT Small Company                      0.58%                        0.11%
--------------------------------------------------------------------------------
Small Company                         0.36%                        0.08%
--------------------------------------------------------------------------------
Utilities                             0.00%                        0.00%
--------------------------------------------------------------------------------

Brokerage commissions paid by a fund may vary significantly from year to year as a result of changing  asset  levels  throughout  the year,  portfolio  turnover, varying market conditions and other factors.

The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions,  because of the value of the brokerage and research  services  provided by the broker.  Research services furnished by brokers through whom the funds effect  securities  transactions may be used by the  advisor  in  servicing  all of its  accounts,  and not all  such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter  transactions in portfolio securities may be secured by dealing
directly  with  principal  market  makers,   thereby  avoiding  the  payment  of
compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities,  expert personnel and technological

                                                                          ------
                                                                              60

systems  of a broker  often  enable  the  funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions  with  principal  market  makers,  but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

REGULAR BROKER-DEALERS

As of the end of its most  recently  completed  fiscal  year,  each of the funds listed below owned  securities of its regular  brokers or dealers (as identified by Rule  10b-1  under the  Investment  Company  Act of 1940) or of their  parent companies.  Because  Disciplined Growth 130/30 and Equity Growth 130/30 were not in operation as of June 30, 2007, they are not included in the table below.

                                                            VALUE OF SECURITIES
                                                            OWNED AS OF
FUND                       BROKER, DEALER OR PARENT         JUNE 30, 2007
-------------------------------------------------------------------------------
Disciplined Growth         None
-------------------------------------------------------------------------------
Equity Growth              Citigroup, Inc.                   $124,459,442
-------------------------------------------------------------------------------
                           Morgan Stanley                     $81,281,817
                           ----------------------------------------------------
                           Goldman Sachs Group Inc.           $71,481,116
                           ----------------------------------------------------
                           Bank of America Corp.              $71,322,541
                           ----------------------------------------------------
                           Merrill Lynch & Company, Inc.      $14,217,459
-------------------------------------------------------------------------------

                                                            VALUE OF SECURITIES
                                                            OWNED AS OF
FUND                       BROKER, DEALER OR PARENT         JUNE 30, 2007
-------------------------------------------------------------------------------
Global Gold                None
-------------------------------------------------------------------------------
Income & Growth            Citigroup, Inc.                   $144,852,295
-------------------------------------------------------------------------------
                           Bank of America Corp.             $134,709,942
                           ----------------------------------------------------
                           Morgan Stanley                     $91,764,720
                           ----------------------------------------------------
                           Goldman Sachs Group Inc.           $89,129,551
                           ----------------------------------------------------
                           Merrill Lynch & Company, Inc.      $69,240,012
                           ----------------------------------------------------
                           Lehman Brothers Holdings, Inc.     $37,413,884
-------------------------------------------------------------------------------
International Core Equity  ING Groep N.V. CVA                    $102,081
-------------------------------------------------------------------------------
                           Credit Suisse Group                    $96,082
-------------------------------------------------------------------------------
Long-Short Equity          Morgan Stanley                      $3,048,955
-------------------------------------------------------------------------------

                                                                          ------
                                                                              61

                           Goldman Sachs Group Inc.              $880,222
                           ----------------------------------------------------
                           Citigroup Inc.                         $14,207
                           ----------------------------------------------------
                           Lehman Brothers Holdings, Inc.          $2,906
-------------------------------------------------------------------------------
NT Equity Growth           Citigroup Inc.                      $2,995,798
-------------------------------------------------------------------------------
                           Bank of America Corp.               $2,095,523
                           ----------------------------------------------------
                           Morgan Stanley                      $1,997,350
                           ----------------------------------------------------
                           Goldman Sachs Group Inc.            $1,730,099
                           ----------------------------------------------------
                           Merrill Lynch & Company, Inc.         $338,750
-------------------------------------------------------------------------------
NT Small Company           None
-------------------------------------------------------------------------------
Small Company              None
-------------------------------------------------------------------------------
Utilities                  None
-------------------------------------------------------------------------------

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this statement of additional information is a series of shares  issued by the  corporation,  and shares of each fund have equal  voting  rights.  In  addition,  each series (or fund) may be divided into separate classes. See MULTIPLE CLASS STRUCTURE, which follows.  Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters  affecting that fund  exclusively.  Voting
rights  are  not  cumulative,   so  investors  holding  more  than  50%  of  the
corporation's  (all funds')  outstanding  shares may be able to elect a Board of
Directors.  The corporation  undertakes  dollar-based  voting,  meaning that the number of votes a shareholder  is entitled to is based upon the dollar amount of the  shareholder's  investment.  The election of directors is  determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a  particular  nominee or all nominees as a group.

The assets belonging to each series are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of  investments  and other  assets held for each  series.
Within  their  respective  series or class,  all shares  have  equal  redemption rights. Each share, when issued, is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions  declared by the fund he or she owns and to the net  assets  of such  fund  upon  its  liquidation  or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The corporation's  Board of Directors has adopted a multiple class plan pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the prospectus of any fund that offers more than one class. Pursuant to such plan, the funds may issue up to seven classes of shares:  Investor Class,  Institutional Class, A Class, B
Class,  C Class,  R Class  and  Advisor  Class.  Not all  funds  offer

                                                                          ------
                                                                              62

all seven classes.

The Investor Class is made available to investors directly from American Century and/or  through some  financial  intermediaries.  Investor Class shares charge a single  unified  management  fee,  without  any load or  commission  payable  to
American  Century.  Additional  information  regarding  eligibility for Investor
Class shares may be found in the funds' prospectuses. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of  shareholder  and  administrative services  from the  advisor as Investor  Class  shareholders.  As a result,  the advisor is able to charge this class a lower total  management  fee. The A, B, C and Advisor Classes also are made available  through  financial  intermediaries, for purchase by individual  investors who receive advisory and personal services from  the  intermediary.  The  R  Class  is  made  available  through  financial intermediaries  and is generally used in 401(k) and other retirement  plans. The unified management fee for the A, B, C, R and Advisor Classes is the same as for
Investor Class,  but the A, B, C, R and Advisor Class shares each are subject to a separate Master Distribution and Individual  Shareholder  Services Plan (the A
Class Plan,  B Class Plan,  C Class Plan,  R Class Plan and Advisor  Class Plan,
respectively,  and collectively, the plans) described below. The plans have been adopted by the funds' Board of Directors in  accordance  with Rule 12b-1 adopted by the SEC under the Investment Company Act.

RULE 12B-1

Rule 12b-1 permits an  investment  company to pay expenses  associated  with the distribution  of its shares in  accordance  with a plan  adopted by its Board of
Directors and approved by its shareholders.  Pursuant to such rule, the Board of
Directors and initial  shareholder of the funds' A, B, C, R and Advisor  Classes have  approved  and entered into the A Class Plan, B Class Plan, C Class Plan, R
Class Plan and Advisor Class Plan, respectively. The plans are described below.

In adopting the plans, the Board of Directors (including a majority of directors who are not  interested  persons  of the funds  [as  defined  in the  Investment
Company Act],  hereafter  referred to as the independent  directors)  determined that there was a reasonable  likelihood  that the plans would  benefit the funds and the  shareholders  of the affected class.  Some of the anticipated  benefits include improved name recognition of the funds generally;  and growing assets in existing funds,  which helps retain and attract  investment  management  talent, provides a better environment for improving fund performance,  and can lower the total  expense  ratio for funds with  stepped-fee  schedules.  Pursuant  to Rule
12b-1,  information  about revenues and expenses under the plans is presented to the Board of Directors  quarterly for its consideration in continuing the plans.
Continuance of the plans must be approved by the Board of Directors, including a majority of the independent  directors,  annually. The plans may be amended by a vote  of the  Board  of  Directors,  including  a  majority  of the  independent directors,  except that the plans may not be amended to materially  increase the amount spent for distribution  without majority  approval of the shareholders of the  affected  class.  The  plans  terminate  automatically  in the  event of an assignment  and may be terminated  upon a vote of a majority of the  independent directors or by a majority of the outstanding  shareholder votes of the affected class.

All fees paid under the plans will be made in  accordance  with  Section 2830 of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA).

A CLASS PLAN

As  described  in the  prospectuses,  the A Class  shares  of the funds are made available to participants in employer-sponsored  retirement plans and to persons
purchasing  through   broker-dealers,   banks,  insurance  companies  and  other
financial  intermediaries that provide various  administrative,  shareholder and distribution services. The funds' distributor enters into contracts

                                                                          ------
                                                                              63

with various  banks,  broker-dealers,  insurance  companies and other  financial intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for A  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the A Class Plan.  Pursuant to the A Class Plan, the A Class pays the funds'  distributor 0.25% annually of the average daily net asset value of the A Class shares. The distributor may use these fees to pay for
certain   individual   shareholder   services  (as  described   below)  and  for
distribution  services,  including  past  distribution  services  (as  described below).  This payment is fixed at 0.25% and is not based on expenses incurred by the distributor. Because Disciplined Growth 130/30 and Equity Growth 130/30 were not in  operation  as of their  fiscal  year end,  no fees were paid under the A
Class Plans. During the fiscal year ended June 30, 2007, the aggregate amount of fees paid under the A Class Plan was:

     International Core Equity              $1,650(1)
     Long-Short Equity                     $95,423(2)

(1)  INCEPTION (NOVEMBER 30, 2006) THROUGH JUNE 30, 2007.

(2)  JANUARY 1, 2007  THROUGH  JUNE 30,  2007.  THE FUND'S  FISCAL  YEAR END WAS
     CHANGED  FROM  DECEMBER  31 TO JUNE 30,  RESULTING  IN A  SIX-MONTH  ANNUAL
     REPORTING PERIOD.

During the fiscal year ended  December 31, 2006,  the  aggregate  amount of fees paid under the A Class Plan was:

     Long-Short Equity                        $30,817

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales  personnel)  who offer  the A Class  shares  for the  services described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of A Class shares,  which  services may include but are not limited to:

(a)  paying  sales  commissions,  on-going  commissions  and other  payments  to brokers, dealers,  financial institutions or others who sell A Class shares pursuant

                                                                          ------
                                                                              64

     to selling agreements;

(b)  compensating   registered   representatives   or  other  employees  of  the
     distributor  who  engage in or support  distribution  of the funds' A Class shares;

(c)  compensating  and  paying  expenses   (including   overhead  and  telephone
     expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the FINRA; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

B CLASS PLAN

As  described  in the  prospectuses,  the B Class  shares  of the funds are made available to participants in employer-sponsored  retirement plans and to persons
purchasing  through   broker-dealers,   banks,  insurance  companies  and  other
financial  intermediaries that provide various  administrative,  shareholder and distribution services. The funds' distributor enters into contracts with various banks,  broker-dealers,  insurance companies and other financial intermediaries, with  respect  to the sale of the  funds'  shares  and/or  the use of the funds'
shares in various  investment  products or in connection with various  financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for B  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the B Class Plan.  Pursuant to the B Class Plan, the B Class pays the funds'  distributor 1.00% annually of the average daily net asset  value of the funds' B Class  shares,  0.25% of which is paid for  certain ongoing individual shareholder and administrative  services (as described below)
and  0.75%  of  which  is  paid  for  distribution   services,   including  past
distribution  services (as described below).  This payment is fixed at 1.00% and is not based on expenses  incurred by the distributor.  Because the B

                                                                          ------
                                                                              65

Classes of Disciplined Growth,  Disciplined Growth 130/30, Equity Growth, Equity
Growth 130/30, Global Gold and Income & Growth were not in operation as of their fiscal  year end, no fees were paid under the B Class  Plans.  During the fiscal year ended June 30, 2007,  the  aggregate  amount of fees paid under the B Class
Plan was:

     International Core Equity              $6,556(1)
     Long-Short Equity                     $10,410(2)

(1)  INCEPTION (NOVEMBER 30, 2006) THROUGH JUNE 30, 2007.

(2)  JANUARY 1, 2007  THROUGH  JUNE 30,  2007.  THE FUND'S  FISCAL  YEAR END WAS
     CHANGED  FROM  DECEMBER  31 TO JUNE 30,  RESULTING  IN A  SIX-MONTH  ANNUAL
     REPORTING PERIOD.

During the fiscal year ended  December 31, 2006,  the  aggregate  amount of fees paid under the B Class Plan was:

     Long-Short Equity                        $7,275

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales  personnel)  who offer  the B Class  shares  for the  services described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of B Class shares,  which  services may include but are not limited to:

(a)  paying  sales  commissions,  on-going  commissions  and other  payments  to brokers, dealers,  financial institutions or others who sell B Class shares pursuant to selling agreements;

(b)  compensating   registered   representatives   or  other  employees  of  the
     distributor  who  engage in or support  distribution  of the funds' B Class shares;

(c)  compensating  and  paying  expenses   (including   overhead  and  telephone
     expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about

                                                                          ------
                                                                              66

     fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the FINRA; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

C CLASS PLAN

As  described  in the  prospectuses,  the C Class  shares  of the funds are made available to participants in employer-sponsored  retirement plans and to persons
purchasing  through   broker-dealers,   banks,  insurance  companies  and  other
financial  intermediaries that provide various  administrative,  shareholder and distribution services. The funds' distributor enters into contracts with various banks,  broker-dealers,  insurance companies and other financial intermediaries, with  respect  to the sale of the  funds'  shares  and/or  the use of the funds'
shares in various  investment  products or in connection with various  financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for C  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the C Class Plan.  Pursuant to the C Class Plan, the C Class pays the funds'  distributor 1.00% annually of the average daily net asset value of the C Class  shares,  0.25% of which is paid for certain  ongoing individual  shareholder  and  administrative  services (as described  below) and
0.75% of which is paid for distribution  services,  including past  distribution services (as described  below).  This payment is fixed at 1.00% and is not based on expenses  incurred by the  distributor.  Because the C Classes of Disciplined
Growth, Disciplined Growth 130/30, Equity Growth 130/30 and Global Gold were not in  operation  as of their  fiscal year end, no fees were paid under the C Class
Plans.  During the fiscal year ended June 30, 2007, the aggregate amount of fees paid under the C Class Plan was:

     Equity Growth                            $58,909(1)
     Income & Growth                           $9,793(1)
     International Core Equity                 $6,580(2)
     Long-Short Equity                        $70,345(1)

(1)  JANUARY 1, 2007  THROUGH  JUNE 30,  2007.  THE FUND'S  FISCAL  YEAR END WAS
     CHANGED  FROM  DECEMBER  31 TO JUNE 30,  RESULTING  IN A  SIX-MONTH  ANNUAL
     REPORTING PERIOD.

(2)  INCEPTION (NOVEMBER 30, 2006) THROUGH JUNE 30, 2007.

During the fiscal year ended  December 31, 2006,  the  aggregate  amount of fees paid under the C Class Plan was:

     Equity Growth                           $72,366

                                                                          ------
                                                                              67

     Income & Growth                         $20,064
     Long-Short Equity                       $22,405

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales  personnel)  who offer  the C Class  shares  for the  services described  below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of C Class shares,  which  services may include but are not limited to:

(a)  paying  sales  commissions,  on-going  commissions  and other  payments  to brokers, dealers,  financial institutions or others who sell C Class shares pursuant to selling agreements;

(b)  compensating   registered   representatives   or  other  employees  of  the
     distributor  who  engage in or support  distribution  of the funds' C Class shares;

(c)  compensating  and  paying  expenses   (including   overhead  and  telephone
     expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

                                                                          ------
                                                                              68

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the FINRA; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

R CLASS PLAN

As  described  in the  prospectuses,  the R Class  shares  of the funds are made available to participants in employer-sponsored  retirement plans and to persons
purchasing  through   broker-dealers,   banks,  insurance  companies  and  other
financial  intermediaries that provide various  administrative,  shareholder and distribution services. The funds' distributor enters into contracts with various banks,  broker-dealers,  insurance companies and other financial intermediaries, with  respect  to the sale of the  funds'  shares  and/or  the use of the funds'
shares in various  investment  products or in connection with various  financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for R  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the R Class Plan.  Pursuant to the R Class Plan, the R Class pays the funds'  distributor 0.50% annually of the average daily net asset value of the R Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution  services,  including past distribution  services (as described below).  This payment is fixed at 0.50% and is not based on expenses incurred by the distributor. Because the R Class of Disciplined Growth 130/30, Equity Growth
130/30 and Global  Gold were not in  operation  as of their  fiscal year end, no fees were paid under the R Class  Plans.  During the fiscal  year ended June 30,
2007, the aggregate amount of fees paid under the R Class Plan was:

     Disciplined Growth                 $1,496(1)
     Equity Growth                      $2,217(1)
     Income & Growth                    $1,810(1)
     International Core Equity          $3,274(2)
     Long-Short Equity                  $1,354(1)
     Small Company                        $933(1)

(1)  JANUARY 1, 2007  THROUGH  JUNE 30,  2007.  THE FUND'S  FISCAL  YEAR END WAS
     CHANGED  FROM  DECEMBER  31 TO JUNE 30,  RESULTING  IN A  SIX-MONTH  ANNUAL
     REPORTING PERIOD.

(2)  INCEPTION (NOVEMBER 30, 2006) THROUGH JUNE 30, 2007.

During the fiscal year ended  December 31, 2006,  the  aggregate  amount of fees paid under the R class Plan was:

     Disciplined Growth                   $2,720
     Equity Growth                        $1,096
     Income & Growth                      $2,712
     Long-Short Equity                    $2,616
     Small Company                       $19,499

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales  personnel)  who offer  the R Class  shares  for the  services described  below. No portion of these payments is used by

                                                                          ------
                                                                              69

the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of R Class shares,  which  services may include but are not limited to:

(a)  paying  sales  commissions,  on-going  commissions  and other  payments  to brokers, dealers,  financial institutions or others who sell R Class shares pursuant to selling agreements;

(b)  compensating   registered   representatives   or  other  employees  of  the
     distributor  who  engage in or support  distribution  of the funds' R Class shares;

(c)  compensating  and  paying  expenses   (including   overhead  and  telephone
     expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the FINRA; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

                                                                          ------
                                                                              70

ADVISOR CLASS PLAN

As  described  in the  prospectuses,  the funds'  Advisor  Class shares are made available to participants in employer-sponsored  retirement plans and to persons
purchasing  through   broker-dealers,   banks,  insurance  companies  and  other
financial  intermediaries that provide various  administrative,  shareholder and distribution services. The funds' distributor enters into contracts with various banks,  broker-dealers,  insurance companies and other financial intermediaries, with  respect  to the sale of the  funds'  shares  and/or  the use of the funds'
shares in various  investment  products or in connection with various  financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan sponsor (or its agents) or by a financial  intermediary for shareholders in the Advisor Class.  In addition to such services,  the financial  intermediaries provide various distribution services.

To  make  the  funds'  shares   available   through  such  plans  and  financial
intermediaries,  and to compensate them for these services,  the funds' Board of
Directors  has adopted the Advisor Class Plan.  Prior to September 4, 2007,  the
Advisor  Class Plan  required  the  Advisor  Class to pay 0.50%  annually of the aggregate average daily net assets of the funds' Advisor Class shares, 0.25% for certain ongoing shareholder and administrative services (as described below) and
0.25% for  distribution  services,  including  past  distribution  services  (as described  below).  However,  at a  shareholder  meeting on July 27,  2007,  the
Advisor  Class  shareholders  approved a  decrease  in the fee  required  by the
Advisor Class Plan of 0.25%,  and a corresponding  increase in the Advisor Class management fee. This change was made because the administrative services portion of the  12b-1  fee  does  not need to be made  out of the  12b-1  plan,  but may properly  be made out of the  funds'  unified  fee,  consistent  with the  other classes of the funds.  This change  resulted in no difference in the overall fee for the Advisor Class,  but will lower the amount of the 12b-1 fee charged under the  Advisor  Class  Plan from and after  September  4,  2007.  After that date, pursuant  to  the  Advisor  Class  Plan,  the  Advisor  Class  pays  the  funds'
distributor  0.25%  annually of the  aggregate  average  daily net assets of the funds'  Advisor  Class  shares,  which is paid for  certain  ongoing  individual shareholder  services  (as  described  below)  and  for  distribution  services, including past distribution services (as described below). This payment is fixed at 0.25% and is not based on expenses  incurred by the  distributor.  During the fiscal year ended June 30,  2007,  the  aggregate  amount of fees paid under the
Advisor Class Plan was:

     Disciplined Growth                 $2,512(1)
     Equity Growth                  $1,134,702(1)
     Global Gold                       $14,946(1)
     Income & Growth                $1,748,146(1)
     Small Company                    $893,426(1)
     Utilities                         $15,974(1)

(1)  JANUARY 1, 2007  THROUGH  JUNE 30,  2007.  THE FUND'S  FISCAL  YEAR END WAS
     CHANGED  FROM  DECEMBER  31 TO JUNE 30,  RESULTING  IN A  SIX-MONTH  ANNUAL
     REPORTING PERIOD.

During the fiscal year ended  December 31, 2006,  the  aggregate  amount of fees paid under the Advisor Class Plan was:

     Disciplined Growth                   $2,816
     Equity Growth                    $1,752,248
     Global Gold                         $27,570
     Income & Growth                  $3,471,200
     Small Company                    $1,903,412
     Utilities                           $25,670

The  distributor  then makes  these  payments  to the  financial  intermediaries
(including underwriters and broker-dealers,  who may use some of the proceeds to compensate  sales  personnel)  who offer the Advisor Class shares in payment for provisions of the services described below. No portion of

                                                                          ------
                                                                              71

these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Prior to  September  4, 2007,  0.25% of the fee charged  pursuant to the Advisor
Class Plan was for a variety of shareholder services, including, but not limited to:

(a)  receiving,  aggregating  and processing  purchase,  exchange and redemption requests from  beneficial  owners of shares  (including  contract owners of insurance  products that utilize the funds as underlying  investment media)
     and  placing  purchase,  exchange  and  redemption  orders  with the funds'
     distributor;

(b)  providing  shareholders  with a service  that  invests  the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c)  processing  dividend  payments  from a fund on behalf of  shareholders  and assisting  shareholders in changing dividend options,  account designations and addresses;

(d)  providing and maintaining  elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining  account  records  for  shareholders  and/or  other  beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing  subaccounting  with  respect  to  shares  beneficially  owned by customers  of third  parties  or  providing  the  information  to a fund as necessary for such subaccounting;

(i)  preparing and forwarding shareholder communications from the funds (such as proxies,  shareholder reports,  annual and semi-annual financial statements and dividend,  distribution  and tax notices) to shareholders  and/or other beneficial owners;

(j)  providing other similar administrative and sub-transfer agency services.

Shareholder  services do not include  those  activities  and  expenses  that are primarily  intended  to result in the sale of  additional  shares of the  funds.
During the fiscal year ended June 30, 2007, the aggregate amount of fees paid by the funds under the Advisor Class Plan for shareholder services was:

     Disciplined Growth                 $1,256(1)
     Equity Growth                    $567,351(1)
     Global Gold                        $7,473(1)
     Income & Growth                  $874,073(1)
     Small Company                    $446,713(1)
     Utilities                          $7,987(1)

(1)  JANUARY 1, 2007  THROUGH  JUNE 30,  2007.  THE FUND'S  FISCAL  YEAR END WAS
     CHANGED  FROM  DECEMBER  31 TO JUNE 30,  RESULTING  IN A  SIX-MONTH  ANNUAL
     REPORTING PERIOD.

During the fiscal year ended  December 31, 2006,  the  aggregate  amount of fees paid under the Advisor Class Plan for shareholder services was:

     Disciplined Growth                    $1,408
     Equity Growth                       $876,124
     Global Gold                          $13,785
     Income & Growth                   $1,735,600
     Small Company                       $951,706
     Utilities                            $12,835

Although   these   services   are  still  being   provided   by  the   financial
intermediaries,  after  September 4, 2007, they will be reimbursed by the funds'
advisor  out of the  unified  management  fee rather than out of a 12b-1 fee, as described above.

Distribution  services include any activity  undertaken or expense incurred that is  primarily  intended  to result in the sale of Advisor  Class  shares,  which services may include but are not

                                                                          ------
                                                                              72

limited to:

(a)  paying  sales  commissions,  ongoing  commissions  and  other  payments  to brokers,  dealers,  financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b)  compensating   registered   representatives   or  other  employees  of  the
     distributor  who engage in or support  distribution  of the funds'  Advisor
     Class shares;

(c)  compensating  and  paying  expenses   (including   overhead  and  telephone
     expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer questions from prospective  investors about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying "service fees" for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the FINRA; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

During the fiscal year ended June 30, 2007, the aggregate amount of fees paid by the funds under the Advisor Class Plan for distribution services was:

     Disciplined Growth                 $1,256(1)
     Equity Growth                    $567,351(1)
     Global Gold                        $7,473(1)
     Income & Growth                  $874,073(1)
     Small Company                    $446,713(1)
     Utilities                          $7,987(1)

(1)  JANUARY 1, 2007  THROUGH  JUNE 30,  2007.  THE FUND'S  FISCAL  YEAR END WAS
     CHANGED  FROM  DECEMBER  31 TO JUNE 30,  RESULTING  IN A  SIX-MONTH  ANNUAL
     REPORTING PERIOD.

During the fiscal year ended  December 31, 2006,  the  aggregate  amount of fees paid under the Advisor Class Plan for distribution services was:

     Disciplined Growth                   $1,408
     Equity Growth                      $876,124
     Global Gold                         $13,785
     Income & Growth                  $1,735,600
     Small Company                      $951,706
     Utilities                           $12,835

                                                                          ------
                                                                              73

Beginning  on  September 4, 2007, a portion of the 12b-1 fee will be paid to the distributor for certain individual  shareholder services.  These payments may be made for a  variety  of  individual  shareholder  services,  including,  but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

As of September  4, 2007,  the Advisor  Classes of  Disciplined  Growth,  Equity
Growth,  Global Gold and Income  &  Growth  were  renamed A Class and became subject to the A Class Plan.

SALES CHARGES

The  sales  charges  applicable  to the  A, B and C  Classes  of the  funds  are described in the  prospectuses for those classes in the section titled INVESTING
THROUGH  A  FINANCIAL  INTERMEDIARY.  Shares of the A Class  are  subject  to an initial sales  charge,  which  declines as the amount of the purchase  increases pursuant to the schedule set forth in the prospectus.  This charge may be waived in the following situations:

o    Employer-sponsored retirement plan purchases

o    Certain individual retirement account rollovers

o    Purchases  by  registered  representatives  and other  employees of certain financial  intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

o    Wrap accounts  maintained for clients of certain  financial  intermediaries who have entered into agreements with American Century

o    Purchases by current and retired  employees  of American  Century and their immediate  family members (spouses and children under age 21) and trusts or employer-sponsored retirement plans established by those persons

o    Purchases  by  certain  other   investors   that  American   Century  deems
     appropriate,  including  but not  limited to current or retired  directors, trustees  and  officers  of funds  managed  by the  advisor  and trusts and employer-sponsored retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant  prospectuses.  You or your financial  advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes  are  subject to a  contingent  deferred  sales charge  (CDSC)  upon  redemption  of the  shares in certain  circumstances.  The specific charges and when they apply are described in the relevant prospectuses.
The  CDSC  may be  waived  for  certain  redemptions  by some  shareholders,  as described in the prospectuses.

An investor may terminate his relationship  with an intermediary at any time. If the investor  does not  establish a  relationship  with a new  intermediary  and transfer any accounts to that new  intermediary,  such accounts may be exchanged to the Investor Class of the fund, if such class is available. The investor will be the shareholder of record of such accounts. In this situation, any applicable

                                                                          ------
                                                                              74

CDSCs will be charged  when the  exchange is made.  Because  Disciplined  Growth
130/30 and Equity  Growth  130/30 were not in  operation as of their fiscal year end, no CDSC fees were paid for these  funds.

The aggregate CDSCs paid to the distributor for the A Class shares in the fiscal year ended June 30, 2007, were:

      Long-Short Equity                     $2,391(1)

(1)  JANUARY 1, 2007  THROUGH  JUNE 30,  2007.  THE FUND'S  FISCAL  YEAR END WAS
     CHANGED  FROM  DECEMBER  31 TO JUNE 30,  RESULTING  IN A  SIX-MONTH  ANNUAL
     REPORTING PERIOD.

The aggregate CDSCs paid to the distributor for the A Class shares in the fiscal year ended December 31, 2006, were:

      Long-Short Equity                     $2,391

The aggregate CDSCs paid to the distributor for the B Class shares in the fiscal year ended June 30, 2007, were:

       Long-Short Equity                    $2,458(1)

(1)  JANUARY 1, 2007  THROUGH  JUNE 30,  2007.  THE FUND'S  FISCAL  YEAR END WAS
     CHANGED  FROM  DECEMBER  31 TO JUNE 30,  RESULTING  IN A  SIX-MONTH  ANNUAL
     REPORTING PERIOD.

No aggregate  CDSCs were paid to the  distributor  for the B Class shares in the fiscal year ended December 31, 2006.

The aggregate CDSCs paid to the distributor for the C Class shares in the fiscal year ended June 30, 2007, were:

      Equity Growth                         $1,926(1)
      Income & Growth                         $601(1)
      Long-Short Equity                     $4,222(1)

(1)  JANUARY 1, 2007  THROUGH  JUNE 30,  2007.  THE FUNDS'  FISCAL  YEAR END WAS
     CHANGED  FROM  DECEMBER  31 TO JUNE 30,  RESULTING  IN A  SIX-MONTH  ANNUAL
     REPORTING PERIOD.

The aggregate CDSCs paid to the distributor for the C Class shares in the fiscal year ended December 31, 2006, were:

      Equity Growth                         $3,451
      Income & Growth                         $109
      Long-Short Equity                     $2,159

PAYMENTS TO DEALERS

The  funds'  distributor  expects  to pay  sales  commissions  to the  financial intermediaries  who sell A, B and/or C Class  shares  of the fund at the time of such sales. Payments for A Class shares are as follows:

PURCHASE AMOUNT                                   DEALER CONCESSION
--------------------------------------------------------------------------------
LESS THAN $50,000                                      5.00%
--------------------------------------------------------------------------------
$50,000 - $99,999                                      4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999                                    3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999                                    2.00%
--------------------------------------------------------------------------------

                                                                          ------
                                                                              75

--------------------------------------------------------------------------------
$500,000 - $999,999                                    1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999                                1.00%
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999                                0.50%
--------------------------------------------------------------------------------
GREATER THAN $10,000,000                               0.25%
--------------------------------------------------------------------------------

No concession will be paid on purchases by employer-sponsored  retirement plans.
Payments  will equal 4.00% of the purchase  price of B Class shares and 1.00% of the  purchase  price  of  the C  Class  shares  sold  by the  intermediary.  The distributor will retain the 12b-1 fee paid by the C Class of funds for the first
12 months after the shares are purchased. This fee is intended in part to permit the  distributor  to recoup a portion of on-going  sales  commissions to dealers plus financing  costs,  if any.  Beginning with the first day of the 13th month, the distributor will make the C Class  distribution  and individual  shareholder services fee payments described above to the financial  intermediaries  involved on a quarterly basis. In addition, B and C Class purchases and A Class purchases greater than $1,000,000 are subject to a CDSC as described in the prospectuses.

From  time to time,  the  distributor  may  provide  additional  concessions  to dealers,  including but not limited to payment  assistance for  conferences  and seminars,  provision of sales or training  programs for dealer  employees and/or the public (including, in some cases, payment for travel expenses for registered representatives  and other dealer  employees who  participate),  advertising and
sales   campaigns   about  a  fund  or  funds,   and   assistance  in  financing
dealer-sponsored  events.  Other  payments may be offered as well,  and all such payments will be consistent  with  applicable  law,  including the  then-current rules of the Financial  Industry  Regulatory  Authority.  Such payments will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information  about buying,  selling,  exchanging and, if applicable,  converting fund  shares is  contained  in the funds'  prospectuses.  The  prospectuses  are available to investors without charge and may be obtained by calling us.

American Century considers employer-sponsored retirement plans to include the following:

o  401(a) plans

o  pension plans

o  profit sharing plans

o  401(k) plans

o  money purchase plans

o  target benefit plans

o  Taft-Hartley multi-employer pension plans

o  SERP and "Top Hat" plans

o  ERISA trusts

o  employee benefit trusts

o  457 plans

o  KEOGH plans

o  employer-sponsored 403(b) plans (including self-directed)

o  nonqualified deferred compensation plans

o  nonqualified excess benefit plans

o  nonqualified retirement plans

o  SIMPLE IRAs

                                                                          ------
                                                                              76

o  SEP IRAs

o  SARSEP

Traditional  and Roth  IRAs  are not  considered  employer-sponsored  retirement plans.  The following  table indicates the types of shares that may be purchased through employer-sponsored retirement plans, Traditional IRAs and Roth IRAs.

                                                EMPLOYER-SPONSORED    TRADITIONAL AND
                                                RETIREMENT PLANS      ROTH IRAS
-------------------------------------------------------------------------------------
A Class Shares may be purchased at NAV(1)       Yes                   Yes
-------------------------------------------------------------------------------------
A Class shares may be purchased                 Yes, for plans        Yes
with dealer concessions and sales charge        under $1 million
-------------------------------------------------------------------------------------
B Class shares may be purchased(2)              No(3)                 Yes
-------------------------------------------------------------------------------------
C Class shares may be purchased                 Yes, for plans        Yes
with dealer concessions and CDSC(2)             under $1 million
-------------------------------------------------------------------------------------
C Class shares may be purchased                 Yes                   No
with no dealer concessions and CDSC(1) (2)
-------------------------------------------------------------------------------------
Institutional Class shares may be purchased     Yes                   Yes
-------------------------------------------------------------------------------------
Investor Class shares may be purchased          Yes                   Yes
-------------------------------------------------------------------------------------
Advisor Class shares may be purchased           Yes                   Yes

-------------------------------------------------------------------------------------
R Class shares may be purchased                 Yes                   No(4)
-------------------------------------------------------------------------------------

(1)  REFER TO THE PROSPECTUS REGARDING SALES CHARGES AND CDSC WAIVERS.

(2)  REFER TO THE PROSPECTUS FOR MAXIMUM PURCHASE REQUIREMENTS.

(3)  SIMPLE  IRA  PLANS,  SEP IRA PLANS AND SARSEP  PLANS  ESTABLISHED  PRIOR TO
     AUGUST 1, 2006 MAY MAKE ADDITIONAL PURCHASES.

(4)  ACCOUNTS ESTABLISHED PRIOR TO AUGUST 1, 2006 MAY MAKE ADDITIONAL PURCHASES.

VALUATION OF A FUND'S SECURITIES

All  classes  of the funds  except  the A Class are  offered  at their net asset value, as described  below. The A Class of the funds are offered at their public offering price,  which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For  example,  if the net asset value of a fund's A Class  shares is $5.00,  the public offering price would be $5.00/(1-5.75%) = $5.31.

Each  fund's net asset value per share  (NAV) is  calculated  as of the close of business of the New York Stock Exchange (the NYSE) each day the NYSE is open for business.  The NYSE usually  closes at 4 p.m.  Eastern time.  The NYSE typically observes the  following  holidays:  New Year's Day,  Martin Luther King Jr. Day,
Presidents'  Day,  Good  Friday,  Memorial  Day,  Independence  Day,  Labor Day,
Thanksgiving Day and Christmas Day.  Although the funds expect the same holidays to be observed in the  future,  the NYSE may modify its holiday  schedule at any time.

Each fund's NAV is calculated  by adding the value of all  portfolio  securities and other assets,

                                                                          ------
                                                                              77

deducting   liabilities  and  dividing  the  result  by  the  number  of  shares outstanding.  Expenses and interest  earned on portfolio  securities are accrued daily.

The  portfolio  securities  of each fund that are listed or traded on a domestic securities  exchange are valued at the last sale price on that exchange,  except as otherwise noted.  Portfolio securities primarily traded on foreign securities exchanges  generally  are  valued  at  the  preceding  closing  values  of  such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used.  Depending on local convention or regulation,  securities traded over-the-counter  are priced at the mean of the latest bid and asked prices, the last sale price or the official  closing price.  When market  quotations are not readily  available,  securities  and other  assets are valued as  determined  in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices  provided by investment  dealers in accordance  with procedures established by the Board of Directors.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices.  In valuing  securities,  the pricing services  generally take into account institutional trading activity, trading in similar groups of securities, and any  developments  related to specific  securities.  The methods used by the pricing  service and the valuations so  established  are reviewed by the advisor under the general  supervision of the Board of Directors.  There are a number of pricing services available,  and the advisor, on the basis of ongoing evaluation of these services,  may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities  maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized  discount or premium,  unless the advisor,  based on guidelines and procedures  established by the Board of Directors for determining the  valuation  of a  security,  determines  that this  would not result in fair valuation of a given security.  Other assets and securities for which quotations are not readily available are valued in good faith using methods approved by the
Board of Directors.

The value of an  exchange-traded  foreign security is determined in its national currency  as of the close of  trading  on the  foreign  exchange  on which it is traded or as of the close of  business  on the NYSE,  if that is  earlier.  That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in  securities  on European  and Far Eastern  securities  exchanges  and over-the-counter markets is normally completed at various times before the close of business  on each day that the NYSE is open.  If an event were to occur after the value of a security was established but before the net asset value per share was determined  that was likely to materially  change the net asset value,  then that  security  would be valued as  determined  in  accordance  with  procedures adopted by the Board of Directors.

Trading of these  securities in foreign  markets may not take place on every day that the NYSE is open.  In addition,  trading may take place in various  foreign markets and on some  electronic  trading  networks on Saturdays or on other days when the NYSE is not open and on which  the  funds'  net  asset  values  are not calculated.  Therefore,  such calculation does not take place  contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the funds'  portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

                                                                          ------
                                                                              78

TAXES

FEDERAL INCOME TAXES

Each fund intends to qualify  annually as a regulated  investment  company under
Subchapter M of the Internal  Revenue Code of 1986, as amended (the Code). By so qualifying, a fund should be exempt from federal income taxes to the extent that it distributes  substantially  all of its net investment income and net realized capital gains (if any) to  investors.  If a fund fails to qualify as a regulated investment  company,  it will be liable for taxes,  significantly  reducing  its
distributions  to  investors  and  eliminating   investors'   ability  to  treat
distributions  from the funds in the same manner in which they were  realized by the funds.

If fund shares are purchased  through  taxable  accounts,  distributions  of net investment  income  and net  short-term  capital  gains  are  taxable  to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such  distributions are taxed as long-term  capital gains.  Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation,  provided that the fund has held the stock for a required  holding  period.  The required  holding period for qualified  dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend  date.  Dividends  received by the funds on shares of stock of  domestic  corporations  may qualify for the 70%
dividends  received  deduction to the extent that the fund held those shares for more than 45 days.

Distributions  from gains on assets held by the funds  longer than 12 months are taxable as long-term  gains  regardless of the length of time you have held your shares in the fund.  If you purchase  shares in the fund and sell them at a loss within six  months,  your loss on the sale of those  shares will be treated as a long-term  capital loss to the extent of any long-term  capital gains  dividends you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to
withholding  and  other  taxes  imposed  by  foreign  countries.   However,  tax
conventions  between  certain  countries  and the  United  States  may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident  investors.  Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If more than 50% of the value of a fund's  total assets at the end of its fiscal year consists of securities  of foreign  corporations,  the fund may qualify for and make an election  with the  Internal  Revenue  Service  with respect to such fiscal year so that fund  shareholders may be able to claim a foreign tax credit in lieu of a deduction  for foreign  income  taxes paid by the fund.  If such an election is made,  the foreign  taxes paid by the fund will be treated as income received by you.  In order for you to utilize  the foreign tax credit,  you must have held your shares for 16 days or more during the 31-day period, beginning 15 days prior to the ex-dividend  date for the mutual fund shares.  The mutual fund must  meet  a  similar  holding  period  requirement  with  respect  to  foreign securities to which a dividend is  attributable.  Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings  will be deemed  ordinary  income  regardless of how long the fund holds the investment.  The fund also may be subject to corporate  income tax and an interest  charge on certain  dividends  and capital  gains  earned from these investments,  regardless  of whether  such income and gains are  distributed  to shareholders.  In the  alternative,  the fund may elect to recognize  cumulative gains on such  investments  as of the last day

                                                                          ------
                                                                              79

of its  fiscal  year  and  distribute  them to  shareholders.  Any  distribution attributable to a PFIC is characterized as ordinary income.

As of June 30, 2007, the funds in the table below had the following capital loss carryovers,  which  expire in the years and  amounts  listed.  When a fund has a capital loss carryover,  it does not make capital gains  distributions until the loss has been offset or expired.  Because  Disciplined  Growth 130/30 and Equity
Growth  130/30 were not in operation as of June 30, 2007,  they are not included in the table below.

FUND           2008           2009            2010           2011           2014           2015
-----------------------------------------------------------------------------------------------------
Disciplined    --              --               --              --            --            --
Growth
-----------------------------------------------------------------------------------------------------
Equity         --              --               --              --            --            --
Growth
-----------------------------------------------------------------------------------------------------
Global     ($5,035,285)   ($20,993,041)   ($5,359,777)          --            --            --
Gold
-----------------------------------------------------------------------------------------------------
Income &       --              --               --              --            --            --
Growth
-----------------------------------------------------------------------------------------------------
International  --              --               --              --            --            --
Core
Equity
-----------------------------------------------------------------------------------------------------
Long-Short     --              --               --              --        ($726,362)   ($11,723,614)
Equity
-----------------------------------------------------------------------------------------------------
NT Equity      --              --               --              --            --            --
Growth
-----------------------------------------------------------------------------------------------------
NT Small       --              --               --              --        ($652,509)        --
Company
-----------------------------------------------------------------------------------------------------
Small          --              --               --              --            --            --
Company

-----------------------------------------------------------------------------------------------------
Utilities      --              --         ($7,576,037)   ($6,457,505)         --            --
-----------------------------------------------------------------------------------------------------

If you have not complied with certain  provisions  of the Internal  Revenue Code and  Regulations,  either  American  Century or your financial  intermediary  is required by federal law to withhold and remit to the IRS the applicable  federal withholding rate of reportable  payments (which may include  dividends,  capital gains distributions and redemption  proceeds).  Those regulations require you to certify that the Social Security number or tax identification number you provide
is  correct  and  that  you  are  not  subject  to   withholding   for  previous
under-reporting  to  the  IRS.  You  will  be  asked  to  make  the  appropriate certification on your account  application.  Payments  reported by us to the IRS that omit your Social Security number or tax identification  number will subject us to a  non-refundable  penalty  of $50,  which will be  charged  against  your account  if you fail to  provide  the  certification  by the time the  report is filed.

A redemption  of shares of a fund  (including  a redemption  made in an exchange transaction)  will

                                                                          ------
                                                                              80

be a taxable  transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount  received.  If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after  the  redemption  may be  subject  to the wash  sale  rules  of the  Code, resulting in a postponement  of the  recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a  substantial  part of such  distributions  are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its  shareholders.  You should  consult your tax advisor about the tax status of such distributions in your state.

FINANCIAL STATEMENTS

The  financial  statements  have been  audited  by  PricewaterhouseCoopers  LLP, independent  registered  public  accounting  firm.  Their Report of  Independent
Registered Public Accounting Firm and the financial  statements  included in the funds' annual reports for the fiscal year ended June 30, 2007, are  incorporated herein by reference.

                                                                          ------
                                                                              81

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS.

ANNUAL AND SEMIANNUAL REPORTS

The annual and  semiannual  reports  contain more  information  about the funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

You can receive a free copy of the annual and  semiannual  reports,  and ask any questions about the funds, online at americancentury.com, by contacting American
Century at the addresses or telephone numbers listed below or by contacting your financial intermediary.

If you own or are considering purchasing fund shares through

o  an employer-sponsored retirement plan

o  a bank

o  a broker-dealer

o  an insurance company

o  another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get  information  about the funds from the  Securities and Exchange
Commission  (SEC).  The SEC charges a duplicating  fee to provide copies of this information.

IN PERSON                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.

ON THE INTERNET            o EDGAR database at sec.gov
                           o By email request at publicinfo@sec.gov

BY MAIL                    SEC Public Reference Section
                           Washington, D.C. 20549-6009

Investment Company Act File No. 811-5447

AMERICAN CENTURY INVESTMENTS

americancentury.com

Self-Directed Retail Investors      Banks and Trust Companies, Broker-Dealers,
P.O. Box 419200                     Financial Professionals, Insurance Companies
Kansas City, Missouri 64141-6200    P.O. Box 419786
1-800-345-2021 or 816-531-5575      Kansas City, Missouri 64141-6786
                                    1-800-345-6488

SH-SAI-xxxx   0804

                                                                          ------
                                                                              82

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

PART C   OTHER INFORMATION

Item 23.   Exhibits

     (a)  (1) Articles of Incorporation of American Century  Quantitative Equity
Funds,  Inc.,  dated  February  26, 2004 (filed  electronically  as Exhibit a to
Post-Effective  Amendment No. 34 to the Registration Statement of the Registrant
on March 1, 2004, File No. 33-19589, and incorporated herein by reference).

          (2) Articles  Supplementary  of American Century  Quantitative  Equity
Funds,  Inc.,  dated  April 22,  2004  (filed  electronically  as  Exhibit a2 to
Post-Effective  Amendment No. 35 to the Registration Statement of the Registrant
on April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (3) Articles  Supplementary  of American Century  Quantitative  Equity
Funds,  Inc.,  dated  May  4,  2004  (filed  electronically  as  Exhibit  a3  to
Post-Effective  Amendment No. 38 to the Registration Statement of the Registrant
on February 17, 2005, File No. 33-19589, and incorporated herein by reference).

          (4) Articles  Supplementary  of American Century  Quantitative  Equity
Funds,  Inc.,  dated  August 29,  2005  (filed  electronically  as Exhibit a4 to
Post-Effective  Amendment No. 41 to the Registration Statement of the Registrant
on September 29, 2005, File No. 33-19589, and incorporated herein by reference).

          (5) Articles  Supplementary  of American Century  Quantitative  Equity
Funds,  Inc.,  dated  March 15,  2006  (filed  electronically  as  Exhibit a5 to
Post-Effective  Amendment No. 44 to the Registration Statement of the Registrant
on April 28, 2006, File No. 33-19589, and incorporated herein by reference).

          (6) Articles  Supplementary  of American Century  Quantitative  Equity
Funds,  Inc.,  dated  August 25,  2006  (filed  electronically  as Exhibit a6 to
Post-Effective  Amendment No. 45 to the Registration Statement of the Registrant
on September 8, 2006, File No. 33-19589, and incorporated herein by reference).

          (7) Certificate of Correction of American Century  Quantitative Equity
Funds,  Inc.,  dated  October 19, 2006  (filed  electronically  as Exhibit a7 to
Post-Effective  Amendment No. 46 to the Registration Statement of the Registrant
on November 29, 2006, File No. 33-19589, and incorporated herein by reference).

          (8) Certificate of Correction of American Century  Quantitative Equity
Funds,  Inc., dated November 10, 2006 (filed  electronically  as Exhibit 1(h) to the Registration  Statement on Form N-14 of the Registrant on February 27, 2007,
File No. 333-140913, and incorporated herein by reference).

          (9) Articles  Supplementary  of American Century  Quantitative  Equity
Funds,  Inc.,  dated  April 9,  2007  (filed  electronically  as  Exhibit  a8 to
Post-Effective  Amendment No. 47 to the Registration Statement of the Registrant
on April 30, 2007, File No. 33-19589, and incorporated herein by reference).

          (10)  Articles of Amendment of American  Century  Quantitative  Equity
Funds,  Inc.,  dated  August 29,  2007  (filed  electronically  as Exhibit a9 to
Post-Effective  Amendment No. 49 to the Registration Statement of the Registrant
on September 27, 2007, File No. 33-19589, and incorporated herein by reference).

          (11) Articles  Supplementary of American Century  Quantitative  Equity
Funds,  Inc., dated September 10, 2007 (filed  electronically  as Exhibit a10 to
Post-Effective  Amendment No. 49 to the Registration Statement of the Registrant
on September 27, 2007, File No. 33-19589, and incorporated herein by reference).

          (12)  Articles of Amendment of American  Century  Quantitative  Equity
Funds, Inc., dated November 27, 2007, are included herein.

          (13) Articles  Supplementary of American Century  Quantitative  Equity
Funds, Inc., dated November 27, 2007, are included herein.

     (b) Amended and  Restated  Bylaws,  dated  December 7, 2007,  are  included herein.

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  the Fifth and  Seventh  declarations  of the  Registrant's  Articles of
Incorporation,  appearing as Exhibit (a)(1) herein, and Sections 3 through 11 of the Registrant's Bylaws, appearing as Exhibit (b) herein.

     (d)  (1) Management Agreement with American Century Investment  Management,
Inc., dated August 1, 2007 (filed electronically as Exhibit d1 to Post-Effective
Amendment No. 49 to the  Registration  Statement of the  Registrant on September
27, 2007, File No. 33-19589, and incorporated herein by reference).

          (2) Management Agreement with American Century Investment  Management,
Inc.,  dated  November  29,  2006  (filed   electronically   as  Exhibit  d3  to
Post-Effective  Amendment No. 46 to the Registration Statement of the Registrant
on November 29, 2006, File No. 33-19589, and incorporated herein by reference).

          (3) Management Agreement with American Century Investment  Management,
Inc., dated April 29, 2008 (to be filed by amendment).

     (e)  (1) Amended and Restated Distribution  Agreement with American Century
Investment Services, Inc., dated December 3, 2007, is included herein.

          (2) Amended and Restated Distribution  Agreement with American Century
Investment Services, Inc., dated April 29, 2008 (to be filed by amendment).

          (3) Form of Dealer/Agency  Agreement (filed  electronically as Exhibit
e2 to Post-Effective  Amendment No. 25 to the Registration Statement of American
Century  International  Bond Funds on April 30,  2007,  File No.  33-43321,  and
incorporated herein by reference).

     (f)  Not Applicable.

     (g)  (1) Master  Agreement with Commerce Bank, N.A., dated January 22, 1997
(filed  electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (2) Global Custody  Agreement  with The Chase  Manhattan  Bank,  dated
August 9, 1996 (filed  electronically as Exhibit b8 to Post-Effective  Amendment
No. 31 to the Registration Statement of American Century Government Income Trust
on February 7, 1997, File No. 2-99222, and incorporated herein by reference).

          (3) Amendment to the Global Custody Agreement with The Chase Manhattan
Bank,   dated  December  9,  2000  (filed   electronically   as  Exhibit  g2  to
Pre-Effective  Amendment No. 2 to the Registration Statement of American Century
Variable  Portfolios  II,  Inc.  on  January 9, 2001,  File No.  333-46922,  and
incorporated herein by reference).

          (4)  Amendment  No. 2 to the Global  Custody  Agreement  with JPMorgan
Chase  Bank,  dated  May  1,  2004  (filed   electronically  as  Exhibit  g4  to
Post-Effective  Amendment No. 35 to the Registration Statement of the Registrant
on April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (5) Chase Manhattan Bank Custody Fee Schedule,  dated October 19, 2000
(filed  electronically as Exhibit g5 to  Post-Effective  Amendment No. 35 to the
Registration  Statement of the Registrant on April 29, 2004, File No.  33-19589,
and incorporated herein by reference).

          (6) Amendment No. 3 to the Global Custody  Agreement  between American
Century Investments and the JPMorgan Chase Bank, dated as of May 31, 2006 (filed
electronically   as  Exhibit  g6  to  Pre-Effective   Amendment  No.  1  to  the
Registration  Statement of American Century Growth Funds,  Inc. on May 30, 2006,
File No. 333-132114, and incorporated herein by reference).

          (7) Special Custody and Pledge Agreement with Goldman, Sachs & Co. and
State  Street  Bank  and  Trust  Company,   dated  September  29,  2005,  (filed
electronically  as  Exhibit  g6  to  Post-Effective  Amendment  No.  41  to  the
Registration  Statement  of the  Registrant  on  September  29,  2005,  File No.
33-19589, and incorporated herein by reference).

          (8) Custodian and  Investment  Accounting  Agreement with State Street
Bank and Trust Company,  dated May 27, 2005 (filed  electronically as Exhibit g6 to  Post-Effective  Amendment No. 27 to the  Registration  Statement of American
Century  Investment Trust on May 27, 2005, File No.  33-65170,  and incorporated herein by reference).

          (9) Amendment No. 1 to Custodian and Investment  Accounting  Agreement
with State Street Bank and Trust  Company,  effective  September 30, 2005 (filed electronically  as  Exhibit  g8  to  Post-Effective  Amendment  No.  41  to  the
Registration  Statement  of the  Registrant  on  September  29,  2005,  File No.
33-19589, and incorporated herein by reference).

          (10) Amendment No. 2 to Custodian and Investment  Accounting Agreement
with State  Street  Bank and Trust  Company,  effective  March 31,  2006  (filed electronically  as  Exhibit  g9  to  Post-Effective  Amendment  No.  32  to  the
Registration  Statement of American Century  Investment Trust on March 31, 2006,
File No. 33-65170, and incorporated herein by reference).

          (11) Registered  Investment  Company  Custody  Agreement with Goldman,
Sachs & Co.,  dated  February  6, 2006 (filed  electronically  as Exhibit g10 to
Post-Effective  Amendment No. 44 to the Registration Statement of the Registrant
on April 28, 2006, File No. 33-19589, and incorporated herein by reference).

          (12) Amendment to Futures and Options Account Agreement and Registered
Investment  Company Custody Agreement with Goldman,  Sachs & Co.,  effective May
12, 2006 (filed electronically as Exhibit g11 to Post-Effective Amendment No. 44
to the  Registration  Statement of the  Registrant  on April 28, 2006,  File No.
33-19589, and incorporated herein by reference).

          (13) Amendment to Futures and Options Account Agreement and Registered
Investment  Company  Custody  Agreement  with  Goldman,  Sachs & Co.,  effective
November  30,  2006  (filed  electronically  as  Exhibit  g13 to  Post-Effective
Amendment No. 46 to the Registration Statement of the Registrant on November 29,
2006, File No. 33-19589, and incorporated herein by reference).

     (h)  (1) Amended and Restated  Transfer Agency  Agreement  between American
Century  Quantitative  Equity Funds,  Inc. and American Century  Services,  LLC,
dated  August 1, 2007  (filed  electronically  as Exhibit  h1 to  Post-Effective
Amendment No. 49 to the  Registration  Statement of the  Registrant on September
27, 2007, File No. 33-19589, and incorporated herein by reference).

          (2) American  Century Funds Credit  Agreement  dated December 12, 2007 with Bank of America,  N.A., as  Administrative  Agent (filed  electronically as
Exhibit h2 to Post-Effective  Amendment No. 43 to the Registration  Statement of
American Century  California  Tax-Free and Municipal Funds on December 28, 2007,
File No. 2-82734, and incorporated herein by reference).

          (3)  Customer   Identification   Program  Reliance   Agreement  (filed
electronically   as  Exhibit  h2  to  Pre-Effective   Amendment  No.  1  to  the
Registration  Statement of American Century Growth Funds,  Inc. on May 30, 2006,
File No. 333-132114, and incorporated herein by reference).

          (4)  New  Account   Agreement   with  Goldman,   Sachs  &  Co.  (filed
electronically  as  Exhibit  h15  to  Post-Effective  Amendment  No.  41 to  the
Registration  Statement  of the  Registrant  on  September  29,  2005,  File No.
33-19589, and incorporated herein by reference).

          (5)  Prime  Brokerage  Supplement  with  Goldman,  Sachs & Co.  (filed electronically  as  Exhibit  h16  to  Post-Effective  Amendment  No.  41 to  the
Registration  Statement  of the  Registrant  on  September  29,  2005,  File No.
33-19589, and incorporated herein by reference).

          (6)  Amendment  No.  1 to  Prime  Brokerage  Agreement,  dated  as  of
September 29, 2005, by and between  Goldman,  Sachs & Co. and Long/Short  Equity
Fund,  a series of American  Century  Quantitative  Equity  Funds,  Inc.  (filed electronically  as  Exhibit  h17  to  Post-Effective  Amendment  No.  41 to  the
Registration  Statement  of the  Registrant  on  September  29,  2005,  File No.
33-19589, and incorporated herein by reference).

     (i) Opinion and Consent of Counsel (to be filed by amendment).

     (j)  Consent  of   PricewaterhouseCoopers   LLP,   independent   registered
accounting firm (to be filed by amendment).

     (k)  Not Applicable.

     (l)  Not Applicable.

     (m)  (1) Master  Distribution  and  Individual  Shareholder  Services  Plan
(Advisor Class), dated January 1, 2008, is included herein.

          (2) Master  Distribution  and  Individual  Shareholder  Services  Plan
(Advisor Class), dated April 29, 2008 (to be filed by amendment).

          (3) Master  Distribution and Individual  Shareholder  Services Plan (C
Class), dated January 1, 2008, is included herein.

          (4) Master  Distribution and Individual  Shareholder  Services Plan (C
Class), dated April 29, 2008 (to be filed by amendment).

          (5) Master  Distribution and Individual  Shareholder  Services Plan (R
Class), dated January 1, 2008, is included herein.

          (6) Master  Distribution and Individual  Shareholder  Services Plan (R
Class), dated April 29, 2008 (to be filed by amendment).

          (7) Master  Distribution and Individual  Shareholder  Services Plan (A
Class), dated January 1, 2008, is included herein.

          (8) Master  Distribution and Individual  Shareholder  Services Plan (A
Class), dated April 29, 2008 (to be filed by amendment).

          (9) Master  Distribution and Individual  Shareholder  Services Plan (B
Class), dated January 1, 2008, is included herein.

          (10) Master Distribution and Individual  Shareholder  Services Plan (B
Class), dated April 29, 2008 (to be filed by amendment).

     (n)  (1) Amended and Restated  Multiple Class Plan,  dated January 1, 2008, is included herein.

          (2) Amended and Restated Multiple Class Plan, dated April 29, 2008 (to be filed by amendment).

     (o)  Reserved.

     (p)  (1) American Century Investments Code of Ethics (filed  electronically as Exhibit p1 to Post-Effective  Amendment No. 41 to the Registration  Statement
of American  Century  California  Tax-Free and  Municipal  Funds on December 28,
2006, File No. 2-82734, and incorporated herein by reference).

          (2) Independent  Directors'  Code of Ethics amended  February 28, 2000
(filed  electronically as Exhibit p2 to  Post-Effective  Amendment No. 40 to the
Registration  Statement of American Century Target  Maturities Trust on November
30, 2004, File No. 2-94608, and incorporated herein by reference).

     (q)  (1) Power of Attorney,  dated September 7, 2007 (filed  electronically as Exhibit q1 to Post-Effective  Amendment No. 55 to the Registration  Statement
of American  Century  Government  Income Trust on September  26, 2007,  File No.
2-99222, and incorporated herein by reference).

          (2)   Secretary's   Certificate,   dated   September  7,  2007  (filed
electronically  as  Exhibit  q2  to  Post-Effective  Amendment  No.  55  to  the
Registration  Statement of American Century Government Income Trust on September
26, 2007, File No. 2-99222, and incorporated herein by reference).

Item 24. Persons Controlled by or Under Common Control with Registrant

     The persons who serve as the trustees or directors of the  Registrant  also
serve,  in  substantially   identical   capacities,   the  following  investment
companies:

American Century California Tax-Free and Municipal Funds
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Quantitative Equity Funds, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios II, Inc.

     Because  the boards of each of the  above-named  investment  companies  are identical, these companies may be deemed to be under common control.

Item 25. Indemnification

     The  Registrant  is  a  Maryland   corporation.   Under  Maryland   General
Corporation   Law,  a  corporation  is  permitted  to  indemnify  its  officers, directors, employees and agents to the extent provided in applicable statutes.

     Article  Ninth of  Registrant's  Articles  of  Incorporation  requires  the indemnification  of the  Registrant's  directors and officers to the full extent permitted by Maryland  General  Corporation  Law, the Investment  Company Act of
1940 and all other applicable laws.

     The Registrant has purchased an insurance  policy insuring its officers and directors  against  certain  liabilities  which such  officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 26. Business and Other Connections of Investment Advisor

     In addition to serving as the  Registrant's  investment  advisor,  American
Century Investment  Management,  Inc. provides portfolio management services for other  investment  companies  as well as for other  business  and  institutional clients.  Business backgrounds of the directors and principal executive officers of the advisor that also hold  positions  with the Registrant are included under
"Management"  in the  Statement  of  Additional  Information  included  in  this registration statement. The remaining principal executive officers and directors of the advisor and their  principal  occupations  during the past 2 fiscal years are as follows:

          James E. Stowers, Jr. (Director).  Founder, Co-Chairman,  Director and
          Controlling  Shareholder,  American  Century  Companies,  Inc.  (ACC);
          Co-Vice Chairman,  ACC (January  2005-February  2007),  Chairman,  ACC
          (January 1995 to December  2004);  Director,  American  Century Global
          Investment  Management,  Inc. (ACGIM),  American Century Services, LLC
          (ACS), American Century Investment Services, Inc. (ACIS) and other ACC
          subsidiaries,   as  well  as  a  number  of  American  Century-advised
          investment companies.

          Enrique Chang (President, Chief Executive Officer and Chief Investment
          Officer of ACIM and ACGIM).  Served as President  and Chief  Executive
          Officer, Munder Capital Management, 2002 to 2006.

The principal address for all American Century entities other than ACGIM is 4500
Main Street, Kansas City, MO 64111. The principal address for ACGIM is 666 Third
Avenue, 23rd Floor, New York, NY 10017.

Item 27. Principal Underwriters

I.   (a) American  Century  Investment  Services,  Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century Growth Funds, Inc.
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the Financial  Industry  Regulatory  Authority.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b)  The  following  is a list of the  directors,  executive  officers  and partners of ACIS:

Name and Principal        Positions and Offices        Positions and Offices
Business Address*         with Underwriter               with Registrant
--------------------------------------------------------------------------------

James E. Stowers, Jr.    Director                          none

Jonathan S. Thomas       Director                          President and
                                                           Director

Brian Jeter              President and Chief               none
                         Executive Officer

Jon W. Zindel            Senior Vice President             Tax Officer
                         and Chief Accounting Officer

David K. Anderson        Chief Financial Officer           none

Mark Killen              Senior Vice President             none

David Larrabee           Senior Vice President             none

Barry Mayhew             Senior Vice President             none

David C. Tucker          Senior Vice President             none

Joseph S. Reece          Chief Compliance Officer          none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c)  Not applicable.

Item 28. Location of Accounts and Records

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder,  are in the possession of American Century  Investment  Management,  Inc., 4500 Main Street,
Kansas  City,  MO 64111  and 1665  Charleston  Road,  Mountain  View,  CA 94043;
American  Century Global  Investment  Management,  Inc., 666 Third Avenue,  23rd
Floor,  New York, NY 10017;  American Century  Services,  LLC, 4500 Main Street,
Kansas City, MO 64111;  JPMorgan Chase Bank, 4 Metro Tech Center,  Brooklyn,  NY
11245; Commerce Bank, N.A., 1000 Walnut, Kansas City, MO 64105; and State Street
Bank and Trust Company, One Lincoln Street, Boston, MA 02111.

Item 29. Management Services - Not  Applicable

Item 30. Undertakings - Not  Applicable

                                   SIGNATURES

     Pursuant  to the  requirements  of the  Securities  Act and the  Investment
Company Act of 1940,  the Registrant has duly caused this amendment to be signed on its behalf by the undersigned,  duly authorized,  in the City of Kansas City,
State of Missouri on the 31st day of January, 2008.

                           AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
                           (Registrant)

                           By: *
                               ---------------------------------
                               Jonathan S. Thomas
                               President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature                            Title                         Date
---------                            -----                         ----

*                                 President                  January 31, 2008
-------------------------         and Director
Jonathan S. Thomas

*                                 Vice President,            January 31, 2008
-------------------------         Treasurer and Chief
Robert J. Leach                   Financial Officer

*                                 Director                   January 31, 2008
-------------------------
John Freidenrich

*                                 Chairman of the Board      January 31, 2008
-------------------------         and Director
Ronald J. Gilson

*                                 Director                   January 31, 2008
-------------------------
Peter F. Pervere

*                                 Director                   January 31, 2008
-------------------------
Myron S. Scholes

*                                 Director                   January 31, 2008
-------------------------
John B. Shoven

*                                 Director                   January 31, 2008
-------------------------
Jeanne D. Wohlers

*By:  /s/ Ryan L. Blaine
      --------------------------------
      Ryan L. Blaine
      Attorney-in-Fact
      (pursuant to Power of Attorney
      dated September 7, 2007)

                                  EXHIBIT INDEX

EXHIBIT             DESCRIPTION OF DOCUMENT
NUMBER

EXHIBIT (a)(12)     Articles  of  Amendment  of  American  Century  Quantitative
                    Equity Funds, Inc., dated November 27, 2007.

EXHIBIT (a)(13)     Articles  Supplementary  of  American  Century  Quantitative
                    Equity Funds, Inc., dated November 27, 2007.

EXHIBIT (b)         Amended and Restated Bylaws, dated December 7, 2007.

EXHIBIT (e)(1)      Amended and Restated  Distribution  Agreement  with American
                    Century Investment Services, Inc., dated December 3, 2007.

EXHIBIT (m)(1)      Master Distribution and Individual Shareholder Services Plan
                    (Advisor Class), dated January 1, 2008.

EXHIBIT (m)(3)      Master Distribution and Individual Shareholder Services Plan
                    (C Class), dated January 1, 2008.

EXHIBIT (m)(5)      Master Distribution and Individual Shareholder Services Plan
                    (R Class), dated January 1, 2008.

EXHIBIT (m)(7)      Master Distribution and Individual Shareholder Services Plan
                    (A Class), dated January 1, 2008.

EXHIBIT (m)(9)      Master Distribution and Individual Shareholder Services Plan
                    (B Class), dated January 1, 2008.

EXHIBIT (n)(1)      Amended and Restated  Multiple Class Plan,  dated January 1,
                    2008.